UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 314-5329

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – June 30, 2020

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@equitable.com.

You may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-522-5035 or by sending an e-mail request to EquitableFunds@dfinsolutions.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2020

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Fixed Income	79.4%
Equity	20.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	27.8%
EQ/Core Bond Index Portfolio	22.3
EQ/PIMCO Ultra Short Bond Portfolio	11.8
ATM Large Cap Managed Volatility Portfolio	6.7
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
Multimanager Core Bond Portfolio	5.5
EQ/Quality Bond PLUS Portfolio	3.0
EQ/Global Bond PLUS Portfolio	2.1
ATM International Managed Volatility Portfolio	1.8
EQ/Large Cap Core Managed Volatility Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$1,020.19	$2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.40
Class B
Actual	1,000.00	1,020.19	2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.40
Class K
Actual	1,000.00	1,021.30	1.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.73	1.15

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (20.6%)
1290 VT Equity Income Portfolio‡	2,181,678	$7,641,805
1290 VT GAMCO Small Company Value Portfolio‡	44,724	2,181,572
1290 VT Micro Cap Portfolio‡	139,549	1,478,662
ATM International Managed Volatility Portfolio‡	2,070,492	19,641,352
ATM Large Cap Managed Volatility Portfolio‡	4,950,347	73,486,704
ATM Mid Cap Managed Volatility Portfolio‡	2,059,422	14,347,079
ATM Small Cap Managed Volatility Portfolio‡	547,545	5,709,907
EQ/AB Small Cap Growth Portfolio‡	165,577	3,040,624
EQ/American Century Mid Cap Value Portfolio‡	132,439	2,554,306
EQ/BlackRock Basic Value Equity Portfolio‡	346,056	6,799,316
EQ/Global Equity Managed Volatility Portfolio‡	422,424	7,033,844
EQ/International Core Managed Volatility Portfolio‡	434,445	4,297,375
EQ/International Equity Index Portfolio‡	76,427	651,587
EQ/International Value Managed Volatility Portfolio‡	492,092	5,560,960
EQ/Janus Enterprise Portfolio‡	256,791	5,176,905
EQ/JPMorgan Value Opportunities Portfolio‡	506,845	7,888,722
EQ/Large Cap Core Managed Volatility Portfolio‡	1,508,941	16,455,237
EQ/Large Cap Growth Index Portfolio‡	76,827	1,403,060
EQ/Large Cap Growth Managed Volatility Portfolio‡	257,497	9,962,668

EQ/Large Cap Value Managed Volatility Portfolio‡	497,394	7,963,569
EQ/Loomis Sayles Growth Portfolio‡	689,790	6,966,721
EQ/MFS International Growth Portfolio‡	1,160,574	9,070,800
EQ/Morgan Stanley Small Cap Growth Portfolio‡	189,131	2,418,628
EQ/T. Rowe Price Growth Stock Portfolio*‡	62,812	3,853,852

Total Equity		225,585,255

Fixed Income (79.4%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,060,031	62,133,626
1290 VT High Yield Bond Portfolio‡	1,425,626	13,312,176
EQ/Core Bond Index Portfolio‡	22,953,565	243,951,118
EQ/Global Bond PLUS Portfolio‡	2,326,413	22,612,981
EQ/Intermediate Government Bond Portfolio‡	27,990,583	303,941,860
EQ/PIMCO Ultra Short Bond Portfolio‡	13,131,852	129,754,075
EQ/Quality Bond PLUS Portfolio‡	3,639,983	33,336,222
Multimanager Core Bond Portfolio‡	5,837,904	60,263,005

Total Fixed Income		869,305,063

Total Investments in Securities (100.0%) (Cost $982,979,260)		1,094,890,318
Other Assets Less Liabilities (0.0%)		(146,671)

Net Assets (100%)		$1,094,743,647

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,181,678	6,884,313	2,340,367	(366,280)	(783)	(1,215,812)	7,641,805	—	—
1290 VT GAMCO Small Company Value Portfolio	44,724	2,552,726	460,183	(483,140)	140,081	(488,278)	2,181,572	—	—
1290 VT Micro Cap Portfolio	139,549	1,324,301	105,000	—	—	49,361	1,478,662	—	—
ATM Large Cap Managed Volatility Portfolio	4,950,347	73,333,235	8,879,943	(7,244,784)	91,164	(1,572,854)	73,486,704	—	—
ATM Mid Cap Managed Volatility Portfolio	2,059,422	12,473,421	4,137,416	(996,703)	1,116	(1,268,171)	14,347,079	—	—
ATM Small Cap Managed Volatility Portfolio	547,545	5,690,397	1,895,548	(1,349,420)	50,839	(577,457)	5,709,907	—	—
ATM International Managed Volatility Portfolio	2,070,492	18,492,268	5,616,282	(2,971,981)	103,003	(1,598,220)	19,641,352	—	—
EQ/AB Small Cap Growth Portfolio	165,577	2,509,371	565,183	(183,140)	1,619	147,591	3,040,624	—	—
EQ/American Century Mid Cap Value Portfolio (aa)	132,439	—	—	—	—	536,471	2,554,306	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	346,056	8,996,637	435,548	(1,349,420)	393,288	(1,676,737)	6,799,316	—	—
EQ/Global Equity Managed Volatility Portfolio	422,424	5,960,717	1,640,366	(366,280)	1,671	(202,630)	7,033,844	—	—
EQ/International Core Managed Volatility Portfolio	434,445	4,285,729	790,365	(366,280)	(1,875)	(410,564)	4,297,375	—	—
EQ/International Equity Index Portfolio	76,427	753,580	—	—	—	(101,993)	651,587	—	—
EQ/International Value Managed Volatility Portfolio	492,092	3,879,547	2,440,366	(366,280)	378	(393,051)	5,560,960	—	—
EQ/Janus Enterprise Portfolio (ab)	256,791	—	—	—	—	1,084,718	5,176,905	—	—
EQ/JPMorgan Value Opportunities Portfolio	506,845	7,590,508	2,325,548	(1,199,420)	52,485	(880,399)	7,888,722	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,508,941	18,211,414	871,099	(2,098,841)	18,297	(546,732)	16,455,237	—	—
EQ/Large Cap Growth Index Portfolio	76,827	1,282,232	—	—	—	120,828	1,403,060	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	257,497	13,932,941	725,917	(5,685,701)	2,960,390	(1,970,879)	9,962,668	—	—
EQ/Large Cap Value Managed Volatility Portfolio	497,394	6,992,053	2,340,732	(732,561)	1,438	(638,093)	7,963,569	—	—
EQ/Loomis Sayles Growth Portfolio	689,790	4,921,881	2,070,366	(916,280)	119,742	771,012	6,966,721	—	—
EQ/MFS International Growth Portfolio	1,160,574	8,267,726	2,835,549	(2,089,420)	303,090	(246,145)	9,070,800	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	189,131	1,993,495	—	—	—	425,133	2,418,628	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	62,812	3,352,871	1,325,182	(1,433,140)	244,987	363,952	3,853,852	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	4,651,219	624,020	(142,639)	(445)	(1,039,968)	—	—	134,587
Multimanager Mid Cap Value Portfolio (aa)	—	2,394,176	678,284	(142,639)	207	(912,193)	—	18,339	10,512
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	6,060,031	46,879,001	15,549,915	(915,701)	198	620,213	62,133,626	—	—
1290 VT High Yield Bond Portfolio	1,425,626	13,741,941	833,916	(915,701)	1,539	(349,519)	13,312,176	—	—
EQ/Core Bond Index Portfolio	22,953,565	232,692,400	24,007,124	(25,130,875)	208,774	12,173,695	243,951,118	—	—
EQ/Global Bond PLUS Portfolio	2,326,413	22,038,553	1,306,647	(1,648,261)	417	915,625	22,612,981	—	—
EQ/Intermediate Government Bond Portfolio	27,990,583	309,926,876	29,378,897	(49,087,060)	899,931	12,823,216	303,941,860	—	—
EQ/PIMCO Ultra Short Bond Portfolio	13,131,852	120,482,942	17,588,788	(8,790,727)	(678)	473,750	129,754,075	—	—
EQ/Quality Bond PLUS Portfolio	3,639,983	31,817,619	1,016,280	(1,281,981)	11,067	1,773,237	33,336,222	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	5,837,904	40,862,004	19,703,870	(1,831,404)	866	1,527,669	60,263,005	531,241	—

Total		1,039,168,094	152,488,701	(120,086,059)	5,602,806	17,716,776	1,094,890,318	549,580	145,099

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,552,675 (at a cost of $2,017,835), representing 210,595 shares of Multimanager Mid Cap Value Portfolio and 132,439 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $5,451,418 (at a cost of $4,092,187), representing 488,219 shares of Multimanager Mid Cap Growth Portfolio and 256,791 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,094,890,318	$—	$1,094,890,318

Total Assets	$—	$1,094,890,318	$—	$1,094,890,318

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,094,890,318	$—	$1,094,890,318

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$152,488,701
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$120,086,059

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,343,105
Aggregate gross unrealized depreciation	(5,252,882)

Net unrealized appreciation	$111,090,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$983,800,095

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $982,979,260)	$1,094,890,318
Cash	84,642
Receivable for securities sold	705,119
Receivable for Portfolio shares sold	298,722
Dividends, interest and other receivables	110,375
Other assets	12,813

Total assets	1,096,101,989

LIABILITIES
Payable for Portfolio shares redeemed	782,243
Distribution fees payable – Class B	219,089
Administrative fees payable	113,651
Investment management fees payable	41,680
Trustees’ fees payable	10,005
Distribution fees payable – Class A	2,864
Accrued expenses	188,810

Total liabilities	1,358,342

NET ASSETS	$1,094,743,647

Net assets were comprised of:
Paid in capital	$967,508,370
Total distributable earnings (loss)	127,235,277

Net assets	$1,094,743,647

Class A
Net asset value, offering and redemption price per share, $13,976,626 / 1,456,282 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.60

Class B
Net asset value, offering and redemption price per share, $1,071,227,214 / 111,554,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.60

Class K
Net asset value, offering and redemption price per share, $9,539,807 / 994,775 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends ($549,580 of dividend income received from affiliates)	$550,040
Interest	4,993

Total income	555,033

EXPENSES
Distribution fees – Class B	1,256,307
Administrative fees	635,513
Investment management fees	515,258
Custodian fees	97,961
Printing and mailing expenses	72,373
Professional fees	38,858
Distribution fees – Class A	19,225
Trustees’ fees	15,413
Miscellaneous	8,858

Gross expenses	2,659,766
Less: Waiver from investment manager	(211,596)

Net expenses	2,448,170

NET INVESTMENT INCOME (LOSS)	(1,893,137)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,602,806
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	145,099

Net realized gain (loss)	5,747,905

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,716,776

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,464,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,571,544

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,893,137)	$15,754,271
Net realized gain (loss)	5,747,905	20,746,254
Net change in unrealized appreciation (depreciation)	17,716,776	56,990,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,571,544	93,491,062

Distributions to shareholders:
Class A	—	(714,052)
Class B	—	(37,452,430)
Class K	—	(418,401)

Total distributions to shareholders	—	(38,584,883)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [118,849 and 155,082 shares, respectively]	1,108,010	1,451,507
Capital shares issued in reinvestment of dividends and distributions [0 and 75,852 shares, respectively]	—	714,052
Capital shares repurchased [(712,456) and (423,405) shares, respectively]	(6,721,538)	(3,944,773)

Total Class A transactions	(5,613,528)	(1,779,214)

Class B
Capital shares sold [11,743,202 and 11,207,544 shares, respectively]	109,691,757	104,912,423
Capital shares issued in connection with merger (Note 8) [4,860,250 and 0 shares, respectively]	46,435,759	—
Capital shares issued in reinvestment of dividends and distributions [0 and 3,976,185 shares, respectively]	—	37,452,430
Capital shares repurchased [(12,314,218) and (22,221,346) shares, respectively]	(115,802,255)	(208,441,582)

Total Class B transactions	40,325,261	(66,076,729)

Class K
Capital shares sold [276,752 and 314,167 shares, respectively]	2,618,342	2,965,918
Capital shares issued in reinvestment of dividends and distributions [0 and 44,515 shares, respectively]	—	418,401
Capital shares repurchased [(410,791) and (266,249) shares, respectively]	(3,742,955)	(2,526,501)

Total Class K transactions	(1,124,613)	857,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,587,120	(66,998,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,158,664	(12,091,946)
NET ASSETS:
Beginning of period	1,039,584,983	1,051,676,929

End of period	$1,094,743,647	$1,039,584,983

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.41		$8.94		$9.46		$9.34		$9.29		$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.13		0.10		0.08		0.06
Net realized and unrealized gain (loss)	0.21		0.69		(0.28)		0.37		0.18		(0.07)

Total from investment operations	0.19		0.83		(0.15)		0.47		0.26		(0.01)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)		(0.11)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	—		(0.36)		(0.37)		(0.35)		(0.21)		(0.25)

Net asset value, end of period	$9.60		$9.41		$8.94		$9.46		$9.34		$9.29

Total return (b)	2.02%		9.26%		(1.59)%		5.03%		2.84%		(0.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,977		$19,285		$20,046		$21,594		$23,596		$25,419
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.37)%		1.51%		1.40%		0.99%		0.86%		0.64%
Before waivers (a)(f)(x)	(0.41)%		1.48%		1.35%		0.93%		0.80%		0.60%
Portfolio turnover rate^	12	%(z)	12%		12%		9%		12%		10%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.41		$8.94		$9.46		$9.35		$9.29		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.12		0.09		0.08		0.06
Net realized and unrealized gain (loss)	0.21		0.69		(0.27)		0.37		0.19		(0.08)

Total from investment operations	0.19		0.83		(0.15)		0.46		0.27		(0.02)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)		(0.11)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	—		(0.36)		(0.37)		(0.35)		(0.21)		(0.25)

Net asset value, end of period	$9.60		$9.41		$8.94		$9.46		$9.35		$9.29

Total return (b)	2.02%		9.25%		(1.59)%		4.91%		2.95%		(0.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,071,227		$1,009,701		$1,022,384		$1,170,151		$1,326,851		$1,382,210
Ratio of expenses to average net assets:
After waivers (a)(f).	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.37)%		1.49%		1.33%		0.91%		0.86%		0.66%
Before waivers (a)(f)(x)	(0.41)%		1.45%		1.28%		0.85%		0.80%		0.61%
Portfolio turnover rate^	12	%(z)	12%		12%		9%		12%		10%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.39		$8.92		$9.44		$9.33		$9.27		$9.54

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.18		0.16		0.14		0.12		0.11
Net realized and unrealized gain (loss)	0.21		0.67		(0.28)		0.34		0.18		(0.11)

Total from investment operations	0.20		0.85		(0.12)		0.48		0.30		—	#

Less distributions:
Dividends from net investment income	—		(0.18)		(0.17)		(0.13)		(0.12)		(0.10)
Distributions from net realized gains	—		(0.20)		(0.23)		(0.24)		(0.12)		(0.17)

Total dividends and distributions	—		(0.38)		(0.40)		(0.37)		(0.24)		(0.27)

Net asset value, end of period	$9.59		$9.39		$8.92		$9.44		$9.33		$9.27

Total return (b)	2.13%		9.54%		(1.34)%		5.18%		3.21%		(0.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,540		$10,598		$9,246		$8,103		$4,697		$3,647
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.21	%(j)	0.22	%(j)
Before waivers (a)(f)	0.27%		0.27%		0.27%		0.28%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.12)%		1.89%		1.69%		1.49%		1.31%		1.12%
Before waivers (a)(f)(x)	(0.16)%		1.85%		1.64%		1.43%		1.25%		1.08%
Portfolio turnover rate^	12	%(z)	12%		12%		9%		12%		10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Fixed Income	58.8%
Equity	41.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	19.9%
EQ/Core Bond Index Portfolio	15.7
ATM Large Cap Managed Volatility Portfolio	10.5
EQ/PIMCO Ultra Short Bond Portfolio	8.7
Multimanager Core Bond Portfolio	5.2
ATM International Managed Volatility Portfolio	4.3
1290 VT DoubleLine Opportunistic Bond Portfolio	3.9
EQ/Quality Bond PLUS Portfolio	3.0
ATM Small Cap Managed Volatility Portfolio	2.7
EQ/Large Cap Core Managed Volatility Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$998.97	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.61
Class B
Actual	1,000.00	998.97	2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.61
Class K
Actual	1,000.00	998.97	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.53	1.35

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (41.2%)
1290 VT Equity Income Portfolio‡	3,642,269	$12,757,847
1290 VT GAMCO Small Company Value Portfolio‡	191,999	9,365,428
1290 VT Micro Cap Portfolio‡	435,486	4,614,428
1290 VT Small Cap Value Portfolio‡	696,106	5,560,076
ATM International Managed Volatility Portfolio‡	5,348,530	50,737,869
ATM Large Cap Managed Volatility Portfolio‡	8,279,216	122,902,959
ATM Mid Cap Managed Volatility Portfolio‡	3,331,274	23,207,515
ATM Small Cap Managed Volatility Portfolio‡	2,981,838	31,095,209
EQ/AB Small Cap Growth Portfolio‡	770,434	14,148,144
EQ/American Century Mid Cap Value Portfolio‡	211,774	4,084,429
EQ/BlackRock Basic Value Equity Portfolio‡	617,163	12,126,023
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	356,525	4,700,204
EQ/Global Equity Managed Volatility Portfolio‡	1,088,882	18,131,126
EQ/International Core Managed Volatility Portfolio‡	1,285,199	12,712,729
EQ/International Equity Index Portfolio‡	203,258	1,732,908
EQ/International Value Managed Volatility Portfolio‡	1,268,714	14,337,294
EQ/Janus Enterprise Portfolio‡	526,398	10,612,160
EQ/JPMorgan Value Opportunities Portfolio‡	841,690	13,100,374
EQ/Large Cap Core Managed Volatility Portfolio‡	2,578,471	28,118,636
EQ/Large Cap Growth Index Portfolio‡	109,025	1,991,076

EQ/Large Cap Growth Managed Volatility Portfolio‡	456,130	17,647,877
EQ/Large Cap Value Managed Volatility Portfolio‡	1,216,636	19,479,049
EQ/Loomis Sayles Growth Portfolio‡	1,050,937	10,614,220
EQ/MFS International Growth Portfolio‡	3,020,605	23,608,400
EQ/Morgan Stanley Small Cap Growth Portfolio‡	668,764	8,552,204
EQ/T. Rowe Price Growth Stock Portfolio*‡	100,465	6,164,076

Total Equity		482,102,260

Fixed Income (58.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,420,698	45,325,510
1290 VT High Yield Bond Portfolio‡	1,165,491	10,883,093
EQ/Core Bond Index Portfolio‡	17,267,896	183,523,671
EQ/Global Bond PLUS Portfolio‡	1,793,544	17,433,435
EQ/Intermediate Government Bond Portfolio‡	21,378,438	232,142,442
EQ/PIMCO Ultra Short Bond Portfolio‡	10,271,690	101,493,199
EQ/Quality Bond PLUS Portfolio‡	3,781,373	34,631,117
Multimanager Core Bond Portfolio‡	5,940,248	61,319,469

Total Fixed Income		686,751,936

Total Investments in Securities (99.9%) (Cost $992,246,532)		1,168,854,196
Other Assets Less Liabilities (0.1%)		847,486

Net Assets (100%)		$1,169,701,682

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	3,642,269	13,556,972	2,537,053	(742,289)	1,045	(2,594,934)	12,757,847	—	—
1290 VT GAMCO Small Company Value Portfolio	191,999	9,311,101	2,940,290	(1,756,717)	355,581	(1,484,827)	9,365,428	—	—
1290 VT Micro Cap Portfolio	435,486	4,055,217	546,763	(185,572)	1,888	196,132	4,614,428	—	—
1290 VT Small Cap Value Portfolio	696,106	5,985,426	1,803,526	(1,171,144)	28,085	(1,085,817)	5,560,076	—	—
ATM Large Cap Managed Volatility Portfolio	8,279,216	135,736,923	7,857,588	(17,157,677)	590,214	(4,124,089)	122,902,959	—	—
ATM Mid Cap Managed Volatility Portfolio	3,331,274	19,073,153	7,261,678	(1,362,083)	(575)	(1,764,658)	23,207,515	—	—
ATM Small Cap Managed Volatility Portfolio	2,981,838	33,109,450	7,011,160	(5,391,867)	38,103	(3,671,637)	31,095,209	—	—
ATM International Managed Volatility Portfolio	5,348,530	53,798,674	13,441,741	(11,775,300)	179,160	(4,906,406)	50,737,869	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	770,434	12,121,269	2,187,054	(742,289)	6,250	575,860	14,148,144	—	—
EQ/American Century Mid Cap Value Portfolio (aa)	211,774	—	—	—	—	1,370,443	4,084,429	—	—
EQ/BlackRock Basic Value Equity Portfolio	617,163	16,699,194	280,580	(2,363,433)	876,627	(3,366,945)	12,126,023	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	356,525	4,042,090	2,166,763	(1,145,572)	22,635	(385,712)	4,700,204	—	—
EQ/Global Equity Managed Volatility Portfolio	1,088,882	19,584,561	1,780,580	(2,013,433)	45,085	(1,265,667)	18,131,126	—	—
EQ/International Core Managed Volatility Portfolio	1,285,199	11,813,006	2,687,054	(742,289)	(3,232)	(1,041,810)	12,712,729	—	—
EQ/International Equity Index Portfolio	203,258	2,004,158	—	—	—	(271,250)	1,732,908	—	—
EQ/International Value Managed Volatility Portfolio	1,268,714	17,065,773	687,054	(742,289)	(585)	(2,672,659)	14,337,294	—	—
EQ/Janus Enterprise Portfolio (ab)	526,398	—	—	—	—	1,706,981	10,612,160	—	—
EQ/JPMorgan Value Opportunities Portfolio	841,690	14,386,230	2,537,055	(1,964,789)	68,608	(1,926,730)	13,100,374	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,578,471	34,358,896	514,396	(5,396,294)	1,138,734	(2,497,096)	28,118,636	—	—
EQ/Large Cap Growth Index Portfolio	109,025	1,819,609	—	—	—	171,467	1,991,076	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	456,130	25,272,510	374,106	(9,414,578)	5,145,610	(3,729,771)	17,647,877	—	—
EQ/Large Cap Value Managed Volatility Portfolio	1,216,636	21,385,513	1,867,344	(1,299,006)	4,074	(2,478,876)	19,479,049	—	—
EQ/Loomis Sayles Growth Portfolio	1,050,937	8,344,102	2,790,291	(1,806,717)	131,359	1,155,185	10,614,220	—	—
EQ/MFS International Growth Portfolio	3,020,605	23,970,599	4,800,871	(4,735,150)	776,518	(1,204,438)	23,608,400	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	668,764	7,342,217	93,527	(371,144)	(4,859)	1,492,463	8,552,204	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	100,465	5,568,159	1,823,526	(2,096,144)	323,804	544,731	6,164,076	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	6,227,810	4,305,487	(154,033)	(448)	(1,473,637)	—	—	275,891
Multimanager Mid Cap Value Portfolio (aa)	—	4,313,225	675,729	(154,033)	930	(2,121,865)	—	29,324	16,809
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	4,420,698	40,395,828	5,171,054	(742,289)	(503)	501,420	45,325,510	—	—
1290 VT High Yield Bond Portfolio	1,165,491	10,835,541	1,065,053	(742,289)	(7,278)	(267,934)	10,883,093	—	—
EQ/Core Bond Index Portfolio	17,267,896	191,077,468	15,730,962	(32,851,199)	1,760,500	7,805,940	183,523,671	—	—
EQ/Global Bond PLUS Portfolio	1,793,544	19,103,136	327,344	(2,699,006)	(7,054)	709,015	17,433,435	—	—
EQ/Intermediate Government Bond Portfolio	21,378,438	254,897,723	14,496,809	(48,288,077)	1,270,383	9,765,604	232,142,442	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,271,690	105,877,458	6,563,482	(11,168,600)	74,100	146,759	101,493,199	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	3,781,373	39,680,109	1,980,579	(9,113,434)	251,098	1,832,765	34,631,117	—	—
Multimanager Core Bond Portfolio	5,940,248	51,959,474	10,513,596	(3,170,150)	33,803	1,982,746	61,319,469	673,829	—

Total		1,224,772,574	128,820,095	(183,458,886)	13,099,660	(14,379,247)	1,168,854,196	703,153	292,700

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,081,821 (at a cost of $2,713,986), representing 336,749 shares of Multimanager Mid Cap Value Portfolio and 211,774 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $11,174,885 (at a cost of $8,905,179), representing 1,000,803 shares of Multimanager Mid Cap Growth Portfolio and 526,398 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,168,854,196	$—	$1,168,854,196

Total Assets	$—	$1,168,854,196	$—	$1,168,854,196

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,168,854,196	$—	$1,168,854,196

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,820,095
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,458,886

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,080,431
Aggregate gross unrealized depreciation	(10,700,439)

Net unrealized appreciation	$175,379,992

Federal income tax cost of investments in securities and derivative instruments, if applicable	$993,474,204

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $992,246,532)	$1,168,854,196
Cash	978,147
Receivable for securities sold	430,149
Receivable for Portfolio shares sold	125,080
Dividends, interest and other receivables	111,101
Other assets	13,224

Total assets	1,170,511,897

LIABILITIES
Distribution fees payable – Class B	230,369
Payable for Portfolio shares redeemed	204,271
Administrative fees payable	121,662
Investment management fees payable	95,875
Trustees’ fees payable	11,636
Distribution fees payable – Class A	3,681
Accrued expenses	142,721

Total liabilities	810,215

NET ASSETS	$1,169,701,682

Net assets were comprised of:
Paid in capital	$958,560,944
Total distributable earnings (loss)	211,140,738

Net assets	$1,169,701,682

Class A
Net asset value, offering and redemption price per share, $17,961,920 / 1,847,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

Class B
Net asset value, offering and redemption price per share, $1,124,224,972 / 115,578,228 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class K
Net asset value, offering and redemption price per share, $27,514,790 / 2,826,481 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$703,153
Interest	3,848

Total income	707,001

EXPENSES
Distribution fees – Class B	1,391,622
Administrative fees	713,985
Investment management fees	579,083
Custodian fees	109,548
Printing and mailing expenses	80,498
Professional fees	41,349
Distribution fees – Class A	21,854
Trustees’ fees	17,685
Miscellaneous	10,359

Total expenses	2,965,983

NET INVESTMENT INCOME (LOSS)	(2,258,982)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	13,099,660
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	292,700

Net realized gain (loss)	13,392,360

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(14,379,247)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(986,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,245,869)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,258,982)	$16,635,628
Net realized gain (loss)	13,392,360	40,123,788
Net change in unrealized appreciation (depreciation)	(14,379,247)	97,249,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,245,869)	154,009,068

Distributions to shareholders:
Class A	—	(953,010)
Class B	—	(61,053,205)
Class K	—	(1,551,075)

Total distributions to shareholders	—	(63,557,290)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [159,031 and 452,172 shares, respectively]	1,506,223	4,312,740
Capital shares issued in reinvestment of dividends and distributions [0 and 98,273 shares, respectively]	—	953,010
Capital shares repurchased [(173,405) and (504,163) shares, respectively]	(1,639,872)	(4,875,461)

Total Class A transactions	(133,649)	390,289

Class B
Capital shares sold [5,002,844 and 8,315,457 shares, respectively]	47,360,350	80,291,394
Capital shares issued in reinvestment of dividends and distributions [0 and 6,291,805 shares, respectively]	—	61,053,205
Capital shares repurchased [(10,406,580) and (20,190,382) shares, respectively]	(98,398,688)	(194,941,019)

Total Class B transactions	(51,038,338)	(53,596,420)

Class K
Capital shares sold [109,118 and 142,413 shares, respectively]	1,032,398	1,376,927
Capital shares issued in reinvestment of dividends and distributions [0 and 159,780 shares, respectively]	—	1,551,075
Capital shares repurchased [(238,712) and (368,554) shares, respectively]	(2,253,878)	(3,567,659)

Total Class K transactions	(1,221,480)	(639,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,393,467)	(53,845,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,639,336)	36,605,990
NET ASSETS:
Beginning of period	1,225,341,018	1,188,735,028

End of period	$1,169,701,682	$1,225,341,018

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.73		$9.04		$9.95		$9.56		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.12		0.09		0.08		0.05
Net realized and unrealized gain (loss)	0.01		1.08		(0.47)		0.75		0.37		(0.12)

Total from investment operations	(0.01)		1.21		(0.35)		0.84		0.45		(0.07)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.15)		(0.12)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	—		(0.52)		(0.56)		(0.45)		(0.35)		(0.43)

Net asset value, end of period	$9.72		$9.73		$9.04		$9.95		$9.56		$9.46

Total return (b)	(0.10)%		13.45%		(3.63)%		8.79%		4.73%		(0.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,962		$18,127		$16,418		$17,939		$18,136		$18,349
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(k)	0.53	%(m)	0.52	%(m)	0.52	%(m)	0.53	%(m)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.40)%		1.38%		1.18%		0.93%		0.79%		0.53%
Before waivers (a)(f)(x)	(0.40)%		1.38%		1.18%		0.93%		0.78%		0.53%
Portfolio turnover rate^	11	%(z)	13%		14%		10%		11%		8%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.74		$9.05		$9.96		$9.57		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.11		0.09		0.08		0.05
Net realized and unrealized gain (loss)	0.01		1.08		(0.46)		0.75		0.38		(0.12)

Total from investment operations	(0.01)		1.21		(0.35)		0.84		0.46		(0.07)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.15)		(0.12)		(0.09)		(0.08)
Distributions from net realized gains	—		(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	—		(0.52)		(0.56)		(0.45)		(0.35)		(0.43)

Net asset value, end of period	$9.73		$9.74		$9.05		$9.96		$9.57		$9.46

Total return (b)	(0.10)%		13.43%		(3.62)%		8.78%		4.84%		(0.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,124,225		$1,178,433		$1,144,990		$1,325,942		$1,354,790		$1,414,428
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(k)	0.53	%(m)	0.52	%(m)	0.52	%(m)	0.53	%(m)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.40)%		1.36%		1.16%		0.86%		0.81%		0.54%
Before waivers (a)(f)(x)	(0.40)%		1.36%		1.16%		0.86%		0.80%		0.54%
Portfolio turnover rate^	11	%(z)	13%		14%		10%		11%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$9.74		$9.04		$9.95		$9.56		$9.46		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.13		0.11		0.11		0.08
Net realized and unrealized gain (loss)	—	#	1.08		(0.46)		0.76		0.37		(0.12)

Total from investment operations	(0.01)		1.24		(0.33)		0.87		0.48		(0.04)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.17)		(0.15)		(0.12)		(0.11)
Distributions from net realized gains	—		(0.36)		(0.41)		(0.33)		(0.26)		(0.35)

Total dividends and distributions	—		(0.54)		(0.58)		(0.48)		(0.38)		(0.46)

Net asset value, end of period	$9.73		$9.74		$9.04		$9.95		$9.56		$9.46

Total return (b)	(0.10)%		13.83%		(3.38)%		9.05%		4.99%		(0.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,515		$28,781		$27,328		$35,366		$37,441		$36,735
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(k)	0.28	%(m)	0.27	%(m)	0.27	%(m)	0.28	%(m)
Before waivers (a)(f)	0.27%		0.27%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.15)%		1.61%		1.29%		1.07%		1.10%		0.79%
Before waivers (a)(f)(x)	(0.15)%		1.61%		1.29%		1.06%		1.09%		0.79%
Portfolio turnover rate^	11	%(z)	13%		14%		10%		11%		8%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	51.4%
Fixed Income	48.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Intermediate Government Bond Portfolio	16.6%
EQ/Core Bond Index Portfolio	13.2
ATM Large Cap Managed Volatility Portfolio	11.3
EQ/PIMCO Ultra Short Bond Portfolio	7.1
ATM International Managed Volatility Portfolio	6.6
ATM Small Cap Managed Volatility Portfolio	4.4
Multimanager Core Bond Portfolio	4.3
EQ/MFS International Growth Portfolio	3.1
1290 VT DoubleLine Opportunistic Bond Portfolio	2.9
EQ/Large Cap Core Managed Volatility Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$986.49	$2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.47
Class B
Actual	1,000.00	986.37	2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.47
Class K
Actual	1,000.00	987.21	1.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.66	1.22

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (51.4%)
1290 VT Equity Income Portfolio‡	22,373,748	$78,368,964
1290 VT GAMCO Small Company Value Portfolio‡	1,774,467	86,555,739
1290 VT Micro Cap Portfolio‡	3,508,655	37,177,845
1290 VT Small Cap Value Portfolio‡	6,001,419	47,935,700
ATM International Managed Volatility Portfolio‡	47,378,461	449,447,291
ATM Large Cap Managed Volatility Portfolio‡	51,817,788	769,222,553
ATM Mid Cap Managed Volatility Portfolio‡	10,864,918	75,691,081
ATM Small Cap Managed Volatility Portfolio‡	28,830,235	300,647,479
EQ/AB Small Cap Growth Portfolio‡	7,766,367	142,620,468
EQ/American Century Mid Cap Value Portfolio‡	1,233,781	23,795,599
EQ/BlackRock Basic Value Equity Portfolio‡	3,946,560	77,542,028
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,874,318	51,076,551
EQ/Global Equity Managed Volatility Portfolio‡	9,770,738	162,693,879
EQ/International Core Managed Volatility Portfolio‡	11,204,512	110,831,004
EQ/International Equity Index Portfolio‡	1,381,681	11,779,733
EQ/International Value Managed Volatility Portfolio‡	10,939,711	123,625,839
EQ/Janus Enterprise Portfolio‡	1,135,016	22,881,876
EQ/JPMorgan Value Opportunities Portfolio‡	5,233,139	81,450,500
EQ/Large Cap Core Managed Volatility Portfolio‡	17,713,484	193,168,350
EQ/Large Cap Growth Index Portfolio‡	480,182	8,769,379

EQ/Large Cap Growth Managed Volatility Portfolio‡	2,954,169	114,298,216
EQ/Large Cap Value Managed Volatility Portfolio‡	8,531,603	136,595,906
EQ/Loomis Sayles Growth Portfolio‡	6,615,827	66,818,347
EQ/MFS International Growth Portfolio‡	26,900,704	210,250,140
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,738,134	73,379,711
EQ/T. Rowe Price Growth Stock Portfolio*‡	633,862	38,890,845

Total Equity		3,495,515,023

Fixed Income (48.5%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	19,338,697	198,280,089
1290 VT High Yield Bond Portfolio‡	5,619,057	52,469,495
EQ/Core Bond Index Portfolio‡	84,638,415	899,539,404
EQ/Global Bond PLUS Portfolio‡	8,617,731	83,765,258
EQ/Intermediate Government Bond Portfolio‡	104,009,798	1,129,413,116
EQ/PIMCO Ultra Short Bond Portfolio‡	48,912,935	483,302,191
EQ/Quality Bond PLUS Portfolio‡	18,076,193	165,548,009
Multimanager Core Bond Portfolio‡	28,324,942	292,390,246

Total Fixed Income		3,304,707,808

Total Investments in Securities (99.9%) (Cost $5,672,550,105)		6,800,222,831
Other Assets Less Liabilities (0.1%)		5,284,871

Net Assets (100%)		$6,805,507,702

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	22,373,748	85,090,442	13,399,999	(3,595,301)	(742)	(16,525,434)	78,368,964	—	—
1290 VT GAMCO Small Company Value Portfolio	1,774,467	70,697,325	35,069,999	(10,567,801)	272,779	(8,916,563)	86,555,739	—	—
1290 VT Micro Cap Portfolio	3,508,655	27,921,930	8,600,000	(1,797,651)	26,088	2,427,478	37,177,845	—	—
1290 VT Small Cap Value Portfolio	6,001,419	51,748,903	12,195,000	(4,513,976)	57,569	(11,551,796)	47,935,700	—	—
ATM Large Cap Managed Volatility Portfolio	51,817,788	869,193,388	13,999,999	(87,867,439)	4,703,774	(30,807,169)	769,222,553	—	—
ATM Mid Cap Managed Volatility Portfolio	10,864,918	81,116,353	8,500,000	(4,776,718)	14,070	(9,162,624)	75,691,081	—	—
ATM Small Cap Managed Volatility Portfolio	28,830,235	318,337,079	53,875,001	(34,796,205)	278,014	(37,046,410)	300,647,479	—	—
ATM International Managed Volatility Portfolio	47,378,461	492,430,006	79,100,000	(72,663,283)	1,105,906	(50,525,338)	449,447,291	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	7,766,367	146,371,399	17,000,001	(25,584,428)	3,596,190	1,237,306	142,620,468	—	—
EQ/American Century Mid Cap Value Portfolio (aa)	1,233,781	—	—	—	—	6,337,574	23,795,599	—	—
EQ/BlackRock Basic Value Equity Portfolio	3,946,560	107,790,840	—	(14,005,452)	5,129,811	(21,373,171)	77,542,028	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,874,318	43,485,915	15,920,000	(3,697,651)	2,783	(4,634,496)	51,076,551	—	—
EQ/Global Equity Managed Volatility Portfolio	9,770,738	179,494,368	15,000,000	(20,954,428)	1,311,027	(12,157,088)	162,693,879	—	—
EQ/International Core Managed Volatility Portfolio	11,204,512	118,730,174	10,000,001	(5,392,952)	(31,350)	(12,474,869)	110,831,004	—	—
EQ/International Equity Index Portfolio	1,381,681	14,697,342	—	(898,825)	(54,453)	(1,964,331)	11,779,733	—	—
EQ/International Value Managed Volatility Portfolio	10,939,711	120,371,702	23,000,000	(3,595,301)	3,436	(16,153,998)	123,625,839	—	—
EQ/Janus Enterprise Portfolio (ab)	1,135,016	—	—	—	—	4,963,374	22,881,876	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,233,139	86,415,017	13,400,000	(6,719,126)	108,850	(11,754,241)	81,450,500	—	—
EQ/Large Cap Core Managed Volatility Portfolio	17,713,484	220,372,430	6,000,000	(26,185,903)	1,850,441	(8,868,618)	193,168,350	—	—
EQ/Large Cap Growth Index Portfolio	480,182	8,014,179	—	—	—	755,200	8,769,379	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,954,169	159,857,154	6,000,000	(61,376,928)	31,108,147	(21,290,157)	114,298,216	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,531,603	147,978,783	13,000,001	(7,190,602)	56,579	(17,248,855)	136,595,906	—	—
EQ/Loomis Sayles Growth Portfolio	6,615,827	58,342,551	12,399,999	(11,195,301)	834,569	6,436,529	66,818,347	—	—
EQ/MFS International Growth Portfolio	26,900,704	217,666,175	23,999,999	(24,425,903)	3,581,466	(10,571,597)	210,250,140	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,738,134	55,833,909	6,000,000	(3,696,476)	23,257	15,219,021	73,379,711	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	633,862	33,272,585	10,000,000	(9,397,651)	1,182,253	3,833,658	38,890,845	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	18,373,215	5,094,875	(757,528)	1,633	(4,793,693)	—	—	594,875
Multimanager Mid Cap Value Portfolio (aa)	—	28,671,041	1,568,769	(757,531)	15,973	(12,040,227)	—	170,841	97,928
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	19,338,697	171,532,532	27,152,000	(2,696,476)	(1,179)	2,293,212	198,280,089	—	—
1290 VT High Yield Bond Portfolio	5,619,057	55,323,215	1,384,000	(2,696,476)	(21,166)	(1,520,078)	52,469,495	—	—
EQ/Core Bond Index Portfolio	84,638,415	925,118,717	102,282,000	(174,429,517)	4,416,827	42,151,377	899,539,404	—	—
EQ/Global Bond PLUS Portfolio	8,617,731	94,887,511	—	(14,517,952)	(233,058)	3,628,757	83,765,258	—	—
EQ/Intermediate Government Bond Portfolio	104,009,798	1,250,545,554	75,532,000	(250,666,023)	7,135,026	46,866,559	1,129,413,116	—	—
EQ/PIMCO Ultra Short Bond Portfolio	48,912,935	518,259,186	22,880,000	(58,564,759)	472,163	255,601	483,302,191	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	18,076,193	209,985,486	3,500,000	(58,667,952)	2,201,278	8,529,197	165,548,009	—	—
Multimanager Core Bond Portfolio	28,324,942	265,398,560	33,222,277	(16,190,602)	87,568	9,872,443	292,390,246	3,432,072	—

Total		7,253,324,966	669,075,920	(1,024,840,117)	69,235,529	(166,573,467)	6,800,222,831	3,602,913	692,803

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $23,780,404 (at a cost of $17,458,025), representing 1,961,876 shares of Multimanager Mid Cap Value Portfolio and 1,233,781 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $24,095,220 (at a cost of $17,918,502), representing 2,157,924 shares of Multimanager Mid Cap Growth Portfolio and 1,135,016 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,800,222,831	$—	$6,800,222,831

Total Assets	$—	$6,800,222,831	$—	$6,800,222,831

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,800,222,831	$—	$6,800,222,831

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$669,075,920
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,024,840,117

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,174,906,697
Aggregate gross unrealized depreciation	(71,757,348)

Net unrealized appreciation	$1,103,149,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,697,073,482

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,672,550,105)	$6,800,222,831
Cash	4,708,100
Receivable for securities sold	3,340,230
Receivable for Portfolio shares sold	980,222
Dividends, interest and other receivables	529,797
Other assets	75,997

Total assets	6,809,857,177

LIABILITIES
Payable for Portfolio shares redeemed	1,431,941
Distribution fees payable – Class B	960,236
Administrative fees payable	710,075
Investment management fees payable	522,407
Distribution fees payable – Class A	379,837
Trustees’ fees payable	73,717
Accrued expenses	271,262

Total liabilities	4,349,475

NET ASSETS	$6,805,507,702

Net assets were comprised of:
Paid in capital	$5,472,207,688
Total distributable earnings (loss)	1,333,300,014

Net assets	$6,805,507,702

Class A
Net asset value, offering and redemption price per share, $1,850,631,346 / 133,416,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.87

Class B
Net asset value, offering and redemption price per share, $4,668,099,565 / 339,477,875 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.75

Class K
Net asset value, offering and redemption price per share, $286,776,791 / 20,645,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,602,913
Interest	20,573

Total income	3,623,486

EXPENSES
Distribution fees – Class B	5,820,812
Administrative fees	4,176,435
Investment management fees	3,163,004
Distribution fees – Class A	2,292,021
Printing and mailing expenses	420,435
Professional fees	147,846
Custodian fees	120,218
Trustees’ fees	103,844
Miscellaneous	61,397

Total expenses	16,306,012

NET INVESTMENT INCOME (LOSS)	(12,682,526)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	69,235,529
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	692,803

Net realized gain (loss)	69,928,332

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(166,573,467)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(96,645,135)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,327,661)

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,682,526)	$97,203,630
Net realized gain (loss)	69,928,332	297,491,365
Net change in unrealized appreciation (depreciation)	(166,573,467)	640,723,077

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(109,327,661)	1,035,418,072

Distributions to shareholders:
Class A	—	(119,672,839)
Class B	—	(309,906,615)
Class K	—	(19,411,975)

Total distributions to shareholders	—	(448,991,429)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,186,645 and 2,229,954 shares, respectively]	16,100,442	31,163,135
Capital shares issued in reinvestment of dividends and distributions [0 and 8,551,493 shares, respectively]	—	119,672,839
Capital shares repurchased [(6,833,115) and (14,014,038) shares, respectively]	(92,065,635)	(195,659,146)

Total Class A transactions	(75,965,193)	(44,823,172)

Class B
Capital shares sold [3,534,106 and 6,722,217 shares, respectively]	47,322,619	93,203,748
Capital shares issued in reinvestment of dividends and distributions [0 and 22,335,940 shares, respectively]	—	309,906,615
Capital shares repurchased [(22,547,414) and (45,645,702) shares, respectively]	(301,240,004)	(631,998,248)

Total Class B transactions	(253,917,385)	(228,887,885)

Class K
Capital shares sold [301,866 and 907,680 shares, respectively]	4,124,675	12,681,074
Capital shares issued in reinvestment of dividends and distributions [0 and 1,385,676 shares, respectively]	—	19,411,975
Capital shares repurchased [(1,323,072) and (2,045,308) shares, respectively]	(17,623,289)	(28,678,641)

Total Class K transactions	(13,498,614)	3,414,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(343,381,192)	(270,296,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(452,708,853)	316,129,994
NET ASSETS:
Beginning of period	7,258,216,555	6,942,086,561

End of period	$6,805,507,702	$7,258,216,555

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$14.06		$12.96		$14.41		$13.59		$13.43		$14.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.17		0.12		0.11		0.08
Net realized and unrealized gain (loss)	(0.16)		1.80		(0.84)		1.37		0.60		(0.20)

Total from investment operations	(0.19)		1.99		(0.67)		1.49		0.71		(0.12)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.22)		(0.18)		(0.12)		(0.12)
Distributions from net realized gains	—		(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	—		(0.89)		(0.78)		(0.67)		(0.55)		(0.63)

Net asset value, end of period	$13.87		$14.06		$12.96		$14.41		$13.59		$13.43

Total return (b)	(1.35)%		15.49%		(4.73)%		11.00%		5.35%		(0.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,850,631		$1,955,663		$1,843,864		$2,092,058		$2,064,205		$2,122,648
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)
Before waivers (a)(f)	0.49%		0.49%		0.50%		0.51%		0.52%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.35%		1.16%		0.87%		0.78%		0.53%
Before waivers (a)(f)(x)	(0.38)%		1.35%		1.16%		0.87%		0.78%		0.53%
Portfolio turnover rate^	10	%(z)	13%		12%		9%		9%		8%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$13.94		$12.85		$14.30		$13.49		$13.33		$14.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.18		0.16		0.12		0.10		0.07
Net realized and unrealized gain (loss)	(0.16)		1.80		(0.83)		1.36		0.61		(0.20)

Total from investment operations	(0.19)		1.98		(0.67)		1.48		0.71		(0.13)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.22)		(0.18)		(0.12)		(0.12)
Distributions from net realized gains	—		(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	—		(0.89)		(0.78)		(0.67)		(0.55)		(0.63)

Net asset value, end of period	$13.75		$13.94		$12.85		$14.30		$13.49		$13.33

Total return (b)	(1.36)%		15.55%		(4.77)%		11.00%		5.38%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,668,100		$4,997,804		$4,820,681		$5,634,278		$5,669,408		$6,037,275
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)	0.51	%(m)
Before waivers (a)(f)	0.49%		0.49%		0.50%		0.51%		0.52%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.33%		1.14%		0.85%		0.77%		0.52%
Before waivers (a)(f)(x)	(0.38)%		1.33%		1.14%		0.85%		0.77%		0.52%
Portfolio turnover rate^	10	%(z)	13%		12%		9%		9%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$14.07		$12.96		$14.42		$13.59		$13.43		$14.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.23		0.20		0.16		0.14		0.11
Net realized and unrealized gain (loss)	(0.17)		1.80		(0.84)		1.38		0.61		(0.20)

Total from investment operations	(0.18)		2.03		(0.64)		1.54		0.75		(0.09)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.26)		(0.22)		(0.16)		(0.15)
Distributions from net realized gains	—		(0.66)		(0.56)		(0.49)		(0.43)		(0.51)

Total dividends and distributions	—		(0.92)		(0.82)		(0.71)		(0.59)		(0.66)

Net asset value, end of period	$13.89		$14.07		$12.96		$14.42		$13.59		$13.43

Total return (b)	(1.28)%		15.85%		(4.54)%		11.34%		5.61%		(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,777		$304,750		$277,542		$306,867		$287,164		$286,432
Ratio of expenses to average net assets:
After waivers (a)(f)	0.24	%(j)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.27	%(n)	0.26	%(m)
Before waivers (a)(f)	0.24%		0.24%		0.25%		0.26%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.14)%		1.61%		1.41%		1.13%		1.04%		0.78%
Before waivers (a)(f)(x)	(0.14)%		1.61%		1.41%		1.13%		1.04%		0.78%
Portfolio turnover rate^	10	%(z)	13%		12%		9%		9%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	71.7%
Fixed Income	28.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
ATM Large Cap Managed Volatility Portfolio	15.5%
EQ/Intermediate Government Bond Portfolio	10.0
ATM International Managed Volatility Portfolio	8.4
EQ/Core Bond Index Portfolio	8.0
ATM Small Cap Managed Volatility Portfolio	7.0
EQ/PIMCO Ultra Short Bond Portfolio	4.1
EQ/MFS International Growth Portfolio	4.1
EQ/Large Cap Core Managed Volatility Portfolio	4.0
EQ/AB Small Cap Growth Portfolio	4.0
EQ/Global Equity Managed Volatility Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$963.93	$2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.46
Class B
Actual	1,000.00	964.83	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.46
Class K
Actual	1,000.00	965.73	1.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.67	1.21

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.6%)
1290 VT Equity Income Portfolio‡	34,925,189	$122,333,138
1290 VT GAMCO Small Company Value Portfolio‡	3,534,037	172,384,778
1290 VT Micro Cap Portfolio‡	6,297,087	66,724,175
1290 VT Small Cap Value Portfolio‡	9,944,297	79,429,019
ATM International Managed Volatility Portfolio‡	71,181,878	675,254,143
ATM Large Cap Managed Volatility Portfolio‡	84,029,229	1,247,393,629
ATM Mid Cap Managed Volatility Portfolio‡	11,992,876	83,549,062
ATM Small Cap Managed Volatility Portfolio‡	53,538,846	558,313,840
EQ/AB Small Cap Growth Portfolio‡	17,558,105	322,434,557
EQ/American Century Mid Cap Value Portfolio‡	1,509,531	29,113,913
EQ/BlackRock Basic Value Equity Portfolio‡	6,789,376	133,397,699
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	6,830,269	90,045,924
EQ/Global Equity Managed Volatility Portfolio‡	16,278,537	271,056,112
EQ/International Core Managed Volatility Portfolio‡	17,399,352	172,108,133
EQ/International Equity Index Portfolio‡	2,023,713	17,253,482
EQ/International Value Managed Volatility Portfolio‡	15,098,017	170,617,405
EQ/Janus Enterprise Portfolio‡	1,749,541	35,270,678
EQ/JPMorgan Value Opportunities Portfolio‡	8,285,136	128,952,888
EQ/Large Cap Core Managed Volatility Portfolio‡	29,714,079	324,036,739
EQ/Large Cap Growth Index Portfolio‡	943,636	17,233,260
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,570,717	176,843,221
EQ/Large Cap Value Managed Volatility Portfolio‡	13,913,337	222,760,569
EQ/Loomis Sayles Growth Portfolio‡	10,667,273	107,737,031
EQ/MFS International Growth Portfolio‡	41,671,490	325,695,438
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,588,961	148,200,555
EQ/T. Rowe Price Growth Stock Portfolio*‡	979,011	60,067,610

Total Equity		5,758,206,998

Fixed Income (28.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	13,603,551	139,477,505
1290 VT High Yield Bond Portfolio‡	3,889,953	36,323,510
EQ/Core Bond Index Portfolio‡	60,138,948	639,158,399
EQ/Global Bond PLUS Portfolio‡	1,266,896	12,314,369
EQ/Intermediate Government Bond Portfolio‡	74,141,487	805,081,536
EQ/PIMCO Ultra Short Bond Portfolio‡	33,597,057	331,968,042
EQ/Quality Bond PLUS Portfolio‡	11,905,156	109,031,530
Multimanager Core Bond Portfolio‡	19,768,526	204,064,821

Total Fixed Income		2,277,419,712

Total Investments in Securities (99.9%) (Cost $6,278,710,664)		8,035,626,710
Other Assets Less Liabilities (0.1%)		5,008,962

Net Assets (100%)		$8,040,635,672

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	34,925,189	143,950,406	14,008,280	(6,964,717)	(10,481)	(28,650,350)	122,333,138	—	—
1290 VT GAMCO Small Company Value Portfolio	3,534,037	160,009,532	47,809,661	(13,425,503)	284,682	(22,293,594)	172,384,778	—	—
1290 VT Micro Cap Portfolio	6,297,087	60,613,797	6,804,139	(3,482,358)	61,574	2,727,023	66,724,175	—	—
1290 VT Small Cap Value Portfolio	9,944,297	92,385,236	13,225,521	(5,363,145)	(13,760)	(20,804,833)	79,429,019	—	—
ATM Large Cap Managed Volatility Portfolio	84,029,229	1,468,101,005	92,466	(170,572,671)	18,851,234	(69,078,405)	1,247,393,629	—	—
ATM Mid Cap Managed Volatility Portfolio	11,992,876	79,366,242	18,259,661	(6,199,799)	3,719	(7,880,761)	83,549,062	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	53,538,846	585,303,741	82,880,363	(39,437,295)	90,403	(70,523,372)	558,313,840	—	—
ATM International Managed Volatility Portfolio	71,181,878	774,095,233	32,048,304	(42,302,515)	193,485	(88,780,364)	675,254,143	—	—
EQ/AB Small Cap Growth Portfolio	17,558,105	293,023,927	49,022,081	(34,552,578)	1,651,575	13,289,552	322,434,557	—	—
EQ/American Century Mid Cap Value Portfolio (aa)	1,509,531	—	—	—	—	7,167,478	29,113,913	—	—
EQ/BlackRock Basic Value Equity Portfolio	6,789,376	181,399,133	12,422	(19,737,075)	6,247,648	(34,524,429)	133,397,699	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	6,830,269	89,603,564	17,684,140	(5,682,358)	14,809	(11,574,231)	90,045,924	—	—
EQ/Global Equity Managed Volatility Portfolio	16,278,537	297,279,602	21,216,561	(28,904,434)	576,287	(19,111,904)	271,056,112	—	—
EQ/International Core Managed Volatility Portfolio	17,399,352	194,936,130	8,011,040	(9,286,289)	1,923	(21,554,671)	172,108,133	—	—
EQ/International Equity Index Portfolio	2,023,713	37,261,850	2,759	(16,484,072)	7,041,367	(10,568,422)	17,253,482	—	—
EQ/International Value Managed Volatility Portfolio	15,098,017	154,992,987	40,806,901	(5,803,931)	(10,608)	(19,367,944)	170,617,405	—	—
EQ/Janus Enterprise Portfolio (ab)	1,749,541	—	—	—	—	9,593,360	35,270,678	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,285,136	139,503,182	16,008,281	(6,964,717)	3,829	(19,597,687)	128,952,888	—	—
EQ/Large Cap Core Managed Volatility Portfolio	29,714,079	367,706,429	23,462	(31,373,364)	1,735,754	(14,055,542)	324,036,739	—	—
EQ/Large Cap Growth Index Portfolio	943,636	15,749,169	—	—	—	1,484,091	17,233,260	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	4,570,717	262,887,758	17,942	(100,510,220)	57,617,595	(43,169,854)	176,843,221	—	—
EQ/Large Cap Value Managed Volatility Portfolio	13,913,337	256,629,149	10,015,182	(12,768,648)	(288,282)	(30,826,832)	222,760,569	—	—
EQ/Loomis Sayles Growth Portfolio	10,667,273	105,672,841	6,901	(6,803,931)	625,897	8,235,323	107,737,031	—	—
EQ/MFS International Growth Portfolio	41,671,490	348,348,593	18,024,842	(25,081,651)	4,122,291	(19,718,637)	325,695,438	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	11,588,961	125,239,143	4,008,280	(8,464,717)	397,099	27,020,750	148,200,555	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	979,011	59,511,049	4,139	(4,482,358)	1,263,033	3,771,747	60,067,610	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	24,589,219	9,916,956	(962,852)	2,324	(7,868,329)	—	—	916,954

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Mid Cap Value Portfolio (aa)	—	21,577,495	12,008,838	(962,852)	3,919	(10,680,965)	—	209,024	119,815
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	13,603,551	123,778,078	16,346,760	(2,321,572)	(584)	1,674,823	139,477,505	—	—
1290 VT High Yield Bond Portfolio	3,889,953	35,890,440	3,850,760	(2,321,572)	(22,732)	(1,073,386)	36,323,510	—	—
EQ/Core Bond Index Portfolio	60,138,948	674,269,964	106,230,782	(174,934,370)	10,480,023	23,112,000	639,158,399	—	—
EQ/Global Bond PLUS Portfolio	1,266,896	11,821,251	—	—	—	493,118	12,314,369	—	—
EQ/Intermediate Government Bond Portfolio	74,141,487	899,936,374	72,808,384	(206,410,093)	5,705,328	33,041,543	805,081,536	—	—
EQ/PIMCO Ultra Short Bond Portfolio	33,597,057	364,062,426	18,263,461	(50,603,364)	227,582	17,937	331,968,042	—	—
EQ/Quality Bond PLUS Portfolio	11,905,156	151,963,544	2,009,660	(52,415,503)	2,051,100	5,422,729	109,031,530	—	—
Multimanager Core Bond Portfolio	19,768,526	203,815,388	28,476,655	(34,763,932)	18,742	6,517,968	204,064,821	2,447,558	—

Total		8,805,273,877	669,905,584	(1,130,344,456)	118,926,775	(428,135,070)	8,035,626,710	2,656,582	1,036,769

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $29,095,321 (at a cost of $21,946,435), representing 2,400,355 shares of Multimanager Mid Cap Value Portfolio and 1,509,531 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $37,140,956 (at a cost of $25,677,318), representing 3,326,277 shares of Multimanager Mid Cap Growth Portfolio and 1,749,541 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,035,626,710	$—	$8,035,626,710

Total Assets	$—	$8,035,626,710	$—	$8,035,626,710

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,035,626,710	$—	$8,035,626,710

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$669,905,584
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,130,344,456

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,775,010,760
Aggregate gross unrealized depreciation	(86,517,530)

Net unrealized appreciation	$1,688,493,230

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,347,133,480

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,278,710,664)	$8,035,626,710
Cash	3,860,783
Receivable for securities sold	5,796,110
Dividends, interest and other receivables	369,803
Receivable for Portfolio shares sold	295,812
Other assets	87,660

Total assets	8,046,036,878

LIABILITIES
Payable for Portfolio shares redeemed	1,785,327
Distribution fees payable – Class B	1,602,167
Administrative fees payable	840,140
Investment management fees payable	612,094
Trustees’ fees payable	77,884
Distribution fees payable – Class A	40,458
Accrued expenses	443,136

Total liabilities	5,401,206

NET ASSETS	$8,040,635,672

Net assets were comprised of:
Paid in capital	$5,940,420,064
Total distributable earnings (loss)	2,100,215,608

Net assets	$8,040,635,672

Class A
Net asset value, offering and redemption price per share, $196,792,675 / 18,402,332 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.69

Class B
Net asset value, offering and redemption price per share, $7,782,659,119 / 727,480,674 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.70

Class K
Net asset value, offering and redemption price per share, $61,183,878 / 5,712,778 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,656,582
Interest	24,123

Total income	2,680,705

EXPENSES
Distribution fees – Class B	9,699,952
Administrative fees	4,941,006
Investment management fees	3,705,830
Printing and mailing expenses	495,788
Distribution fees – Class A	243,619
Professional fees	169,611
Trustees’ fees	123,856
Custodian fees	108,255
Miscellaneous	73,537

Total expenses	19,561,454

NET INVESTMENT INCOME (LOSS)	(16,880,749)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	118,926,775
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,036,769

Net realized gain (loss)	119,963,544

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(428,135,070)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(308,171,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(325,052,275)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,880,749)	$105,581,809
Net realized gain (loss)	119,963,544	482,502,748
Net change in unrealized appreciation (depreciation)	(428,135,070)	972,616,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(325,052,275)	1,560,701,536

Distributions to shareholders:
Class A	—	(15,913,847)
Class B	—	(644,667,910)
Class K	—	(5,365,725)

Total distributions to shareholders	—	(665,947,482)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [352,325 and 1,011,273 shares, respectively]	3,678,870	11,130,500
Capital shares issued in reinvestment of dividends and distributions [0 and 1,452,750 shares, respectively]	—	15,913,847
Capital shares repurchased [(1,117,698) and (2,278,076) shares, respectively]	(11,543,561)	(24,977,603)

Total Class A transactions	(7,864,691)	2,066,744

Class B
Capital shares sold [4,783,115 and 7,944,542 shares, respectively]	49,944,208	87,097,062
Capital shares issued in reinvestment of dividends and distributions [0 and 58,832,738 shares, respectively]	—	644,667,910
Capital shares repurchased [(46,210,848) and (87,950,806) shares, respectively]	(480,243,702)	(965,362,265)

Total Class B transactions	(430,299,494)	(233,597,293)

Class K
Capital shares sold [116,601 and 257,323 shares, respectively]	1,250,303	2,831,978
Capital shares issued in reinvestment of dividends and distributions [0 and 489,221 shares, respectively]	—	5,365,725
Capital shares repurchased [(471,978) and (970,092) shares, respectively]	(4,845,340)	(10,711,466)

Total Class K transactions	(3,595,037)	(2,513,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(441,759,222)	(234,044,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(766,811,497)	660,709,742
NET ASSETS:
Beginning of period	8,807,447,169	8,146,737,427

End of period	$8,040,635,672	$8,807,447,169

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.09		$9.99		$11.49		$10.58		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	(0.38)		1.83		(0.87)		1.47		0.68		(0.19)

Total from investment operations	(0.40)		1.97		(0.75)		1.57		0.76		(0.14)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.18)		(0.16)		(0.10)		(0.10)
Distributions from net realized gains	—		(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	—		(0.87)		(0.75)		(0.66)		(0.56)		(0.62)

Net asset value, end of period	$10.69		$11.09		$9.99		$11.49		$10.58		$10.38

Total return (b)	(3.61)%		20.01%		(6.84)%		14.94%		7.24%		(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,793		$212,498		$189,592		$225,874		$218,035		$221,573
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)
Before waivers (a)(f)	0.49%		0.49%		0.50%		0.51%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.42)%		1.26%		1.01%		0.86%		0.74%		0.47%
Before waivers (a)(f)(x)	(0.42)%		1.26%		1.01%		0.86%		0.74%		0.47%
Portfolio turnover rate^	8	%(z)	12%		11%		8%		8%		9%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.09		$9.99		$11.49		$10.59		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	(0.37)		1.84		(0.87)		1.46		0.69		(0.19)

Total from investment operations	(0.39)		1.97		(0.75)		1.56		0.77		(0.14)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.18)		(0.16)		(0.10)		(0.10)
Distributions from net realized gains	—		(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	—		(0.87)		(0.75)		(0.66)		(0.56)		(0.62)

Net asset value, end of period	$10.70		$11.09		$9.99		$11.49		$10.59		$10.38

Total return (b)	(3.52)%		20.01%		(6.84)%		14.83%		7.34%		(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,782,659		$8,527,658		$7,894,299		$9,410,038		$9,033,114		$9,427,864
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.51	%(n)	0.51	%(m)
Before waivers (a)(f)	0.49%		0.49%		0.50%		0.51%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.42)%		1.22%		1.01%		0.85%		0.74%		0.47%
Before waivers (a)(f)(x)	(0.42)%		1.22%		1.01%		0.85%		0.74%		0.47%
Portfolio turnover rate^	8	%(z)	12%		11%		8%		8%		9%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.09		$9.99		$11.49		$10.58		$10.38		$11.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.14		0.13		0.11		0.08
Net realized and unrealized gain (loss)	(0.37)		1.84		(0.86)		1.47		0.67		(0.19)

Total from investment operations	(0.38)		2.00		(0.72)		1.60		0.78		(0.11)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.21)		(0.19)		(0.12)		(0.13)
Distributions from net realized gains	—		(0.70)		(0.57)		(0.50)		(0.46)		(0.52)

Total dividends and distributions	—		(0.90)		(0.78)		(0.69)		(0.58)		(0.65)

Net asset value, end of period	$10.71		$11.09		$9.99		$11.49		$10.58		$10.38

Total return (b)	(3.43)%		20.29%		(6.58)%		15.21%		7.51%		(1.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,184		$67,291		$62,847		$79,342		$77,074		$76,922
Ratio of expenses to average net assets:
After waivers (a)(f)	0.24	%(j)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.26	%(n)	0.26	%(m)
Before waivers (a)(f)	0.24%		0.24%		0.25%		0.26%		0.26%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.17)%		1.42%		1.24%		1.11%		1.02%		0.72%
Before waivers (a)(f)(x)	(0.17)%		1.42%		1.24%		1.11%		1.02%		0.72%
Portfolio turnover rate^	8	%(z)	12%		11%		8%		8%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	91.7%
Fixed Income	8.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
ATM Large Cap Managed Volatility Portfolio	22.0%
ATM International Managed Volatility Portfolio	10.6
ATM Small Cap Managed Volatility Portfolio	7.6
EQ/Large Cap Core Managed Volatility Portfolio	5.7
EQ/MFS International Growth Portfolio	5.1
EQ/Global Equity Managed Volatility Portfolio	4.2
EQ/Large Cap Value Managed Volatility Portfolio	4.2
EQ/Large Cap Growth Managed Volatility Portfolio	3.8
EQ/AB Small Cap Growth Portfolio	3.5
EQ/Intermediate Government Bond Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$938.26	$2.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.52
Class B
Actual	1,000.00	938.26	2.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.52
Class K
Actual	1,000.00	939.13	1.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.62	1.26

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.6%)
1290 VT Equity Income Portfolio‡	18,971,604	$66,452,206
1290 VT GAMCO Small Company Value Portfolio‡	1,374,746	67,057,980
1290 VT Micro Cap Portfolio‡	2,767,584	29,325,424
1290 VT Small Cap Value Portfolio‡	3,342,607	26,698,717
ATM International Managed Volatility Portfolio‡	34,058,773	323,092,455
ATM Large Cap Managed Volatility Portfolio‡	45,127,606	669,908,421
ATM Mid Cap Managed Volatility Portfolio‡	6,418,812	44,717,024
ATM Small Cap Managed Volatility Portfolio‡	22,228,253	231,800,689
EQ/AB Small Cap Growth Portfolio‡	5,786,457	106,261,676
EQ/American Century Mid Cap Value Portfolio‡	429,926	8,291,863
EQ/BlackRock Basic Value Equity Portfolio‡	3,946,880	77,548,309
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,158,037	41,633,547
EQ/Global Equity Managed Volatility Portfolio‡	7,616,893	126,829,920
EQ/International Core Managed Volatility Portfolio‡	7,305,251	72,260,912
EQ/International Equity Index Portfolio‡	1,762,977	15,030,537
EQ/International Value Managed Volatility Portfolio‡	7,660,695	86,570,832
EQ/Janus Enterprise Portfolio‡	632,911	12,759,449
EQ/JPMorgan Value Opportunities Portfolio‡	3,301,852	51,391,235
EQ/Large Cap Core Managed Volatility Portfolio‡	15,865,354	173,014,196
EQ/Large Cap Growth Index Portfolio‡	355,637	6,494,870

EQ/Large Cap Growth Managed Volatility Portfolio‡	3,025,336	117,051,690
EQ/Large Cap Value Managed Volatility Portfolio‡	7,909,593	126,637,167
EQ/Loomis Sayles Growth Portfolio‡	6,786,218	68,539,261
EQ/MFS International Growth Portfolio‡	20,022,556	156,492,002
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,341,202	68,303,720
EQ/T. Rowe Price Growth Stock Portfolio*‡	325,441	19,967,539

Total Equity		2,794,131,641

Fixed Income (8.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,216,032	22,721,029
1290 VT High Yield Bond Portfolio‡	460,490	4,299,955
EQ/Core Bond Index Portfolio‡	6,689,275	71,093,798
EQ/Intermediate Government Bond Portfolio‡	8,177,164	88,793,525
EQ/PIMCO Ultra Short Bond Portfolio‡	3,261,425	32,225,710
EQ/Quality Bond PLUS Portfolio‡	1,446,611	13,248,563
Multimanager Core Bond Portfolio‡	2,008,189	20,729,960

Total Fixed Income		253,112,540

Total Investments in Securities (99.9%) (Cost $2,276,783,019)		3,047,244,181
Other Assets Less Liabilities (0.1%)		1,834,703

Net Assets (100%)		$3,049,078,884

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,971,604	76,886,798	8,092,462	(3,117,031)	(12,840)	(15,397,183)	66,452,206	—	—
1290 VT GAMCO Small Company Value Portfolio	1,374,746	81,303,421	3,915,576	(3,896,288)	148,838	(14,413,567)	67,057,980	—	—
1290 VT Micro Cap Portfolio	2,767,584	27,794,119	2,234,674	(1,168,887)	22,492	443,026	29,325,424	—	—
1290 VT Small Cap Value Portfolio	3,342,607	31,468,629	3,932,789	(1,948,144)	5,899	(6,760,456)	26,698,717	—	—
ATM Large Cap Managed Volatility Portfolio	45,127,606	762,143,092	1,063,310	(66,445,854)	671,831	(27,523,958)	669,908,421	—	—
ATM Mid Cap Managed Volatility Portfolio	6,418,812	43,708,028	8,060,006	(2,099,219)	(21,348)	(4,930,443)	44,717,024	—	—
ATM Small Cap Managed Volatility Portfolio	22,228,253	269,057,214	7,592,385	(9,351,092)	3,304	(35,501,122)	231,800,689	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	34,058,773	377,564,282	5,462,308	(15,585,154)	55,608	(44,404,589)	323,092,455	—	—
EQ/AB Small Cap Growth Portfolio	5,786,457	107,732,682	3,996,480	(6,623,690)	120,217	1,035,987	106,261,676	—	—
EQ/American Century Mid Cap Value Portfolio (aa)	429,926	—	—	—	—	3,023,507	8,291,863	—	—
EQ/BlackRock Basic Value Equity Portfolio	3,946,880	103,070,056	138,693	(9,425,546)	(617,104)	(15,617,790)	77,548,309	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,158,037	41,828,346	7,446,231	(1,558,515)	(3,845)	(6,078,670)	41,633,547	—	—
EQ/Global Equity Managed Volatility Portfolio	7,616,893	142,383,415	934,923	(6,234,062)	(12,676)	(10,241,680)	126,829,920	—	—
EQ/International Core Managed Volatility Portfolio	7,305,251	80,296,541	5,377,135	(4,285,917)	766	(9,127,613)	72,260,912	—	—
EQ/International Equity Index Portfolio	1,762,977	30,975,533	57,789	(13,048,144)	5,322,125	(8,276,766)	15,030,537	—	—
EQ/International Value Managed Volatility Portfolio	7,660,695	82,915,324	20,657,787	(1,948,144)	(5,530)	(15,048,605)	86,570,832	—	—
EQ/Janus Enterprise Portfolio (ab)	632,911	—	—	—	—	3,120,440	12,759,449	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,301,852	53,356,283	8,080,904	(2,727,402)	(11,787)	(7,306,763)	51,391,235	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,865,354	187,489,263	254,271	(8,571,835)	(317,804)	(5,839,699)	173,014,196	—	—
EQ/Large Cap Growth Index Portfolio	355,637	5,935,546	—	—	—	559,324	6,494,870	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	3,025,336	136,381,586	184,925	(28,884,062)	13,453,989	(4,084,748)	117,051,690	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,909,593	144,715,389	8,184,924	(8,984,062)	203,927	(17,483,011)	126,637,167	—	—
EQ/Loomis Sayles Growth Portfolio	6,786,218	66,229,227	104,020	(3,506,660)	128,071	5,584,603	68,539,261	—	—
EQ/MFS International Growth Portfolio	20,022,556	179,270,477	1,300,499	(15,130,350)	2,966,991	(11,915,615)	156,492,002	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,341,202	58,955,816	80,905	(2,727,402)	167,776	11,826,625	68,303,720	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	325,441	19,397,945	34,674	(1,168,887)	316,282	1,387,525	19,967,539	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	10,304,052	2,342,165	(314,091)	167	(2,693,284)	—	—	331,716
Multimanager Mid Cap Value Portfolio (aa)	—	7,689,679	2,104,105	(314,091)	(1,777)	(4,209,560)	—	59,532	34,124
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	2,216,032	24,411,961	11,558	(1,889,629)	(37,999)	225,138	22,721,029	—	—
1290 VT High Yield Bond Portfolio	460,490	4,268,680	150,000	—	—	(118,725)	4,299,955	—	—
EQ/Core Bond Index Portfolio	6,689,275	74,803,848	11,152,136	(18,785,917)	573,935	3,349,796	71,093,798	—	—
EQ/Intermediate Government Bond Portfolio	8,177,164	104,043,569	648,366	(20,384,433)	628,810	3,857,213	88,793,525	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	3,261,425	35,553,189	57,787	(3,448,144)	18,032	44,846	32,225,710	—	—
EQ/Quality Bond PLUS Portfolio	1,446,611	11,466,968	5,011,557	(3,989,629)	73,093	686,574	13,248,563	—	—
Multimanager Core Bond Portfolio	2,008,189	21,731,832	2,691,047	(4,379,258)	1,897	684,442	20,729,960	255,500	—

Total		3,405,132,790	121,356,391	(271,941,539)	23,841,340	(231,144,801)	3,047,244,181	315,032	365,840

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $8,286,568 (at a cost of $5,268,356), representing 683,639 shares of Multimanager Mid Cap Value Portfolio and 429,926 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $13,436,038 (at a cost of $9,639,009), representing 1,203,307 shares of Multimanager Mid Cap Growth Portfolio and 632,911 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,047,244,181	$—	$3,047,244,181

Total Assets	$—	$3,047,244,181	$—	$3,047,244,181

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,047,244,181	$—	$3,047,244,181

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$121,356,391
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$271,941,539

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$811,422,281
Aggregate gross unrealized depreciation	(71,273,052)

Net unrealized appreciation	$740,149,229

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,307,094,952

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,276,783,019)	$3,047,244,181
Cash	1,873,311
Receivable for securities sold	1,548,177
Receivable for Portfolio shares sold	426,670
Dividends, interest and other receivables	37,567
Other assets	32,615

Total assets	3,051,162,521

LIABILITIES
Payable for Portfolio shares redeemed	638,098
Distribution fees payable – Class B	607,465
Administrative fees payable	319,240
Investment management fees payable	245,000
Trustees’ fees payable	25,573
Distribution fees payable – Class A	15,120
Accrued expenses	233,141

Total liabilities	2,083,637

NET ASSETS	$3,049,078,884

Net assets were comprised of:
Paid in capital	$2,152,931,300
Total distributable earnings (loss)	896,147,584

Net assets	$3,049,078,884

Class A
Net asset value, offering and redemption price per share, $73,667,543 / 6,830,443 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.79

Class B
Net asset value, offering and redemption price per share, $2,944,600,137 / 272,975,841 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.79

Class K
Net asset value, offering and redemption price per share, $30,811,204 / 2,852,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$315,032
Interest	8,442

Total income	323,474

EXPENSES
Distribution fees – Class B	3,672,594
Administrative fees	1,874,881
Investment management fees	1,481,393
Printing and mailing expenses	194,562
Custodian fees	105,919
Distribution fees – Class A	92,033
Professional fees	76,460
Trustees’ fees	47,218
Miscellaneous	28,186

Total expenses	7,573,246

NET INVESTMENT INCOME (LOSS)	(7,249,772)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	23,841,340
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	365,840

Net realized gain (loss)	24,207,180

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(231,144,801)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(206,937,621)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(214,187,393)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,249,772)	$37,447,098
Net realized gain (loss)	24,207,180	219,754,326
Net change in unrealized appreciation (depreciation)	(231,144,801)	450,617,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(214,187,393)	707,818,669

Distributions to shareholders:
Class A	—	(7,416,435)
Class B	—	(291,945,429)
Class K	—	(2,965,235)

Total distributions to shareholders	—	(302,327,099)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [374,510 and 387,700 shares, respectively]	3,946,274	4,402,252
Capital shares issued in reinvestment of dividends and distributions [0 and 657,169 shares, respectively]	—	7,416,435
Capital shares repurchased [(740,926) and (1,124,567) shares, respectively]	(7,576,508)	(12,739,930)

Total Class A transactions	(3,630,234)	(921,243)

Class B
Capital shares sold [4,017,186 and 5,647,400 shares, respectively]	41,006,446	63,701,622
Capital shares issued in reinvestment of dividends and distributions [0 and 25,861,857 shares, respectively]	—	291,945,429
Capital shares repurchased [(17,190,842) and (31,626,865) shares, respectively]	(180,561,540)	(358,477,542)

Total Class B transactions	(139,555,094)	(2,830,491)

Class K
Capital shares sold [312,185 and 246,921 shares, respectively]	3,050,991	2,820,891
Capital shares issued in reinvestment of dividends and distributions [0 and 262,258 shares, respectively]	—	2,965,235
Capital shares repurchased [(327,327) and (629,664) shares, respectively]	(3,387,941)	(7,124,652)

Total Class K transactions	(336,950)	(1,338,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(143,522,278)	(5,090,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(357,709,671)	400,401,310
NET ASSETS:
Beginning of period	3,406,788,555	3,006,387,245

End of period	$3,049,078,884	$3,406,788,555

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.50		$10.14		$11.99		$10.55		$10.24		$11.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.13		0.12		0.10		0.08		0.05
Net realized and unrealized gain (loss)	(0.68)		2.31		(1.11)		1.90		0.82		(0.26)

Total from investment operations	(0.71)		2.44		(0.99)		2.00		0.90		(0.21)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.19)		(0.17)		(0.10)		(0.10)
Distributions from net realized gains	—		(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	—		(1.08)		(0.86)		(0.56)		(0.59)		(0.79)

Net asset value, end of period	$10.79		$11.50		$10.14		$11.99		$10.55		$10.24

Total return (b)	(6.17)%		24.46%		(8.72)%		19.17%		8.81%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,668		$82,758		$73,762		$83,800		$76,625		$75,748
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		1.12%		0.98%		0.88%		0.75%		0.45%
Portfolio turnover rate^	4	%(z)	11%		11%		8%		5%		10%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.50		$10.14		$11.99		$10.55		$10.25		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.13		0.11		0.10		0.08		0.05
Net realized and unrealized gain (loss)	(0.68)		2.31		(1.10)		1.90		0.81		(0.26)

Total from investment operations	(0.71)		2.44		(0.99)		2.00		0.89		(0.21)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.19)		(0.17)		(0.10)		(0.10)
Distributions from net realized gains	—		(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	—		(1.08)		(0.86)		(0.56)		(0.59)		(0.79)

Net asset value, end of period	$10.79		$11.50		$10.14		$11.99		$10.55		$10.25

Total return (b)	(6.17)%		24.46%		(8.72)%		19.17%		8.70%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,944,600		$3,291,046		$2,902,334		$3,459,262		$3,123,018		$3,187,246
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)	0.51	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		1.14%		0.94%		0.86%		0.75%		0.45%
Portfolio turnover rate^	4	%(z)	11%		11%		8%		5%		10%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$11.50		$10.14		$11.99		$10.55		$10.25		$11.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.14		0.13		0.10		0.08
Net realized and unrealized gain (loss)	(0.69)		2.30		(1.10)		1.90		0.82		(0.25)

Total from investment operations	(0.70)		2.46		(0.96)		2.03		0.92		(0.17)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.22)		(0.20)		(0.13)		(0.13)
Distributions from net realized gains	—		(0.90)		(0.67)		(0.39)		(0.49)		(0.69)

Total dividends and distributions	—		(1.10)		(0.89)		(0.59)		(0.62)		(0.82)

Net asset value, end of period	$10.80		$11.50		$10.14		$11.99		$10.55		$10.25

Total return (b)	(6.09)%		24.74%		(8.46)%		19.44%		8.97%		(1.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,811		$32,984		$30,292		$36,843		$32,090		$32,037
Ratio of expenses to average net assets (a)(f)	0.25	%(j)	0.25	%(j)	0.26	%(k)	0.27	%(m)	0.27	%(n)	0.26	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.23)%		1.38%		1.15%		1.13%		1.01%		0.69%
Portfolio turnover rate^	4	%(z)	11%		11%		8%		5%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2020	% of Net Assets
U.S. Treasury Obligations	18.9%
Financials	16.7
Foreign Government Securities	9.7
Mortgage-Backed Securities	8.6
Information Technology	7.5
Energy	7.3
Industrials	6.7
Materials	4.4
Asset-Backed Securities	4.3
Consumer Discretionary	3.7
Commercial Mortgage-Backed Securities	3.4
Communication Services	2.8
Utilities	2.6
Health Care	2.4
Consumer Staples	2.2
Collateralized Mortgage Obligation	1.5
Real Estate	1.2
Cash and Other	(3.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$1,064.43	$3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.47
Class B
Actual	1,000.00	1,064.60	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.48
Class K
Actual	1,000.00	1,066.84	2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.20

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.69%, 0.69% and 0.44%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.3%)
Ally Auto Receivables Trust,
Series 2017-4 A4 1.960%, 7/15/22	$195,000	$195,833
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	100,000	101,294
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	450,000	452,732
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	60,000	60,677
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	150,000	150,032
Series 2020-A A3 1.160%, 6/16/25	65,000	65,532
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	615,976
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	45,000	45,009
Series 2020-2A C 3.280%, 3/16/26§	80,000	79,971
Exeter Automobile Receivables Trust,
Series 2020-2A A 1.130%, 8/15/23§	60,000	60,004
Series 2020-2A C 3.280%, 5/15/25§	110,000	113,048
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	302,541	304,894
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	62,245
Ford Credit Auto Owner Trust,
Series 2020-A A2 1.030%, 10/15/22	200,000	200,891
Series 2020-A A3 1.040%, 8/15/24	100,000	100,985
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	70,000	71,256
Series 2020-1 A3 1.840%, 9/16/24	85,000	86,936
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	72,192
Series 2020-2 A2 0.740%, 11/15/22	125,000	125,312
Series 2020-2 A3 0.820%, 7/15/24	115,000	115,734
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	325,366	331,036
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	110,000	113,023

Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	$300,000	$299,176
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	50,692
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	514,000	523,214
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	149,750	149,149
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	123,905
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	2,316,820
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	111,249
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	61,051
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	165,000	164,967
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	205,000	204,959
Series 2020-2A C 2.010%, 7/15/25§	100,000	99,980
World Financial Network Credit Card Master Trust,
Series 2018-B A 3.460%, 7/15/25	137,000	141,039
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	35,000	35,898

Total Asset-Backed Securities		7,806,711

Collateralized Mortgage Obligation (1.5%)
FNMA,
Series 2018-C03 1M2 2.334%, 10/25/30 (l)	2,820,438	2,771,740

Total Collateralized Mortgage Obligation		2,771,740

Commercial Mortgage-Backed Securities (3.4%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	258,773
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.165%, 5/15/36 (l)§	2,500,000	2,445,344
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	261,062
FREMF Mortgage Trust,
Series 2015-K48 B 3.764%, 8/25/48 (l)§	3,000,000	3,201,052

Total Commercial Mortgage-Backed Securities		6,166,231

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Corporate Bonds (57.5%)
Communication Services (2.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.950%, 1/15/25	$220,000	$246,305
3.650%, 6/1/51	150,000	157,093
CCO Holdings LLC
5.375%, 5/1/25§	100,000	102,750
5.750%, 2/15/26§	100,000	103,375
5.875%, 5/1/27§	36,000	37,564
4.750%, 3/1/30§	50,000	51,063
4.500%, 5/1/32§	70,000	70,882
CenturyLink, Inc.
5.125%, 12/15/26§	110,000	109,656
4.000%, 2/15/27§	70,000	67,987
Series G 6.875%, 1/15/28	60,000	63,675
Series W 6.750%, 12/1/23	30,000	32,250
Cincinnati Bell, Inc.
7.000%, 7/15/24§	140,000	141,400
Sprint Capital Corp.
8.750%, 3/15/32	70,000	99,977
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	110,000	104,500
6.125%, 3/1/28§	50,000	48,625

		1,437,102

Entertainment (0.6%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	20,000	19,500
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	78,000	70,200
6.500%, 5/15/27§	76,000	78,185
4.750%, 10/15/27§	40,000	34,400
Netflix, Inc.
4.875%, 6/15/30§	40,000	42,900
Walt Disney Co. (The)
4.700%, 3/23/50	600,000	784,152

		1,029,337

Interactive Media & Services (0.1%)
Rackspace Hosting, Inc.
8.625%, 11/15/24§	170,000	170,000

Media (1.0%)
Comcast Corp.
2.800%, 1/15/51	725,000	738,697
Diamond Sports Group LLC
5.375%, 8/15/26§	70,000	50,645
6.625%, 8/15/27§	96,000	51,456
Discovery Communications LLC
4.650%, 5/15/50	120,000	135,062
DISH DBS Corp.
5.875%, 7/15/22	60,000	60,975
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	21,000	14,070
Meredith Corp.
6.875%, 2/1/26	90,000	75,037
National CineMedia LLC
5.875%, 4/15/28§	30,000	24,975
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	60,000	59,550

Sinclair Television Group, Inc.
5.625%, 8/1/24§	50,000	48,000
5.500%, 3/1/30§	110,000	101,200
Sirius XM Radio, Inc.
4.625%, 7/15/24§	70,000	71,575
TEGNA, Inc.
5.500%, 9/15/24§	30,000	30,300
5.000%, 9/15/29§	45,000	42,071
ViacomCBS, Inc.
6.875%, 4/30/36	170,000	227,050
Ziggo Bond Co. BV
6.000%, 1/15/27§	170,000	171,913

		1,902,576

Wireless Telecommunication Services (0.3%)
Sprint Corp.
7.875%, 9/15/23	60,000	67,650
7.625%, 3/1/26	60,000	70,800
T-Mobile USA, Inc.
6.000%, 3/1/23	50,000	50,260
6.000%, 4/15/24	70,000	71,239
2.050%, 2/15/28§	290,000	290,136

		550,085

Total Communication Services		5,089,100

Consumer Discretionary (3.7%)
Auto Components (0.2%)
BorgWarner, Inc.
2.650%, 7/1/27	125,000	128,200
Icahn Enterprises LP
4.750%, 9/15/24	70,000	65,814
5.250%, 5/15/27	80,000	77,000

		271,014

Automobiles (1.1%)
BMW US Capital LLC
3.400%, 8/13/21§	335,000	343,583
Ford Motor Co.
9.000%, 4/22/25	110,000	119,042
9.625%, 4/22/30	50,000	59,183
General Motors Co.
6.800%, 10/1/27	280,000	326,273
6.250%, 10/2/43	340,000	354,933
Hyundai Capital America
3.500%, 11/2/26§	240,000	246,300
Toyota Motor Corp.
3.183%, 7/20/21	350,000	359,412
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	240,000	261,610

		2,070,336

Distributors (0.1%)
Performance Food Group, Inc.
5.500%, 6/1/24§	40,000	39,800
6.875%, 5/1/25§	50,000	52,128
5.500%, 10/15/27§	20,000	19,300
Univar Solutions USA, Inc.
5.125%, 12/1/27§	70,000	70,700

		181,928

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
5.750%, 4/15/25§	10,000	10,494
5.000%, 10/15/25§	72,000	71,460

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Churchill Downs, Inc.
5.500%, 4/1/27§	$50,000	$48,735
Colt Merger Sub, Inc.
6.250%, 7/1/25§	61,000	60,695
Eldorado Resorts, Inc.
6.000%, 9/15/26	110,000	118,800
Golden Entertainment, Inc.
7.625%, 4/15/26§	70,000	64,794
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	40,000	40,300
LTF Merger Sub, Inc.
8.500%, 6/15/23§	150,000	123,750
McDonald’s Corp.
4.200%, 4/1/50	265,000	322,536
Scientific Games International, Inc.
5.000%, 10/15/25§	435,000	402,505
Starbucks Corp.
3.500%, 11/15/50	235,000	247,437
Station Casinos LLC 4.500%, 2/15/28§	70,000	59,500

		1,571,006

Household Durables (0.0%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	14,000	14,560
Newell Brands, Inc. 4.700%, 4/1/26 (e)	38,000	39,877
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	20,000	20,450

		74,887

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc. 2.500%, 6/3/50	65,000	66,063
eBay, Inc. 1.900%, 3/11/25	90,000	92,615
Expedia Group, Inc. 6.250%, 5/1/25§	170,000	181,271
Getty Images, Inc. 9.750%, 3/1/27§	116,000	107,880
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	100,000	94,120

		541,949

Leisure Products (0.1%)
Hasbro, Inc. 3.550%, 11/19/26	170,000	178,041

Specialty Retail (0.9%)
AutoNation, Inc. 3.500%, 11/15/24	170,000	175,198
Best Buy Co., Inc. 4.450%, 10/1/28	170,000	197,214
Home Depot, Inc. (The) 3.350%, 4/15/50	150,000	172,544
KGA Escrow LLC 7.500%, 8/15/23§	60,000	60,000
L Brands, Inc. 6.875%, 7/1/25§	18,000	18,563
Lowe’s Cos., Inc. 5.125%, 4/15/50	220,000	304,078
PetSmart, Inc. 5.875%, 6/1/25§	580,000	580,725

SRS Distribution, Inc. 8.250%, 7/1/26§	45,000	45,675

		1,553,997

Textiles, Apparel & Luxury Goods (0.1%)
Levi Strauss & Co. 5.000%, 5/1/25§	50,000	50,240
NIKE, Inc. 3.375%, 3/27/50	145,000	166,858
Wolverine World Wide, Inc. 6.375%, 5/15/25§	37,000	38,619

		255,717

Total Consumer Discretionary		6,698,875

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 6/1/50	825,000	980,283
Coca-Cola Co. (The) 4.200%, 3/25/50	185,000	240,571

		1,220,854

Food Products (1.1%)
B&G Foods, Inc. 5.250%, 4/1/25	50,000	50,225
5.250%, 9/15/27	40,000	40,100
BRF SA 4.875%, 1/24/30§	415,000	393,083
Bunge Ltd. Finance Corp. 3.000%, 9/25/22	170,000	175,920
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	70,000	69,300
Conagra Brands, Inc. 3.800%, 10/22/21	170,000	176,489
Hershey Co. (The) 0.900%, 6/1/25	55,000	54,940
JBS USA Lux SA 6.750%, 2/15/28§	50,000	52,719
Kraft Heinz Foods Co. 4.250%, 3/1/31§	42,000	44,284
6.875%, 1/26/39	70,000	86,749
4.375%, 6/1/46	76,000	74,636
Lamb Weston Holdings, Inc. 4.875%, 11/1/26§	30,000	31,050
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	252,708
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	50,000	50,010
Post Holdings, Inc. 5.750%, 3/1/27§	90,000	92,700
4.625%, 4/15/30§	50,000	48,875
Sigma Holdco BV 7.875%, 5/15/26§	200,000	198,500

		1,892,288

Household Products (0.2%)
Central Garden & Pet Co. 6.125%, 11/15/23	60,000	60,825
Energizer Holdings, Inc. 7.750%, 1/15/27§	50,000	53,295
4.750%, 6/15/28§	58,000	56,624

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	$150,000	$142,707
Spectrum Brands, Inc. 5.500%, 7/15/30§	10,000	10,038

		323,489

Personal Products (0.1%)
Edgewell Personal Care Co. 5.500%, 6/1/28§	97,000	99,667
Prestige Brands, Inc. 6.375%, 3/1/24§	110,000	113,163
5.125%, 1/15/28§	30,000	30,000

		242,830

Tobacco (0.1%)
Altria Group, Inc. 2.350%, 5/6/25	240,000	251,643

Total Consumer Staples		3,931,104

Energy (7.3%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	235,000	245,460
National Oilwell Varco, Inc. 3.600%, 12/1/29	290,000	280,923
Precision Drilling Corp. 7.750%, 12/15/23	50,000	34,750
7.125%, 1/15/26§	50,000	31,500
Schlumberger Investment SA 2.650%, 6/26/30	240,000	243,776

		836,409

Oil, Gas & Consumable Fuels (6.8%)
Aker BP ASA 3.750%, 1/15/30§	170,000	160,869
American Midstream Partners LP 9.500%, 12/15/21 (e)§	160,000	145,600
Apache Corp. 4.250%, 1/15/44	1,220,000	917,684
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	60,000	50,700
7.000%, 11/1/26§	100,000	63,250
Blue Racer Midstream LLC 6.125%, 11/15/22§	118,000	117,410
6.625%, 7/15/26§	70,000	62,387
BP Capital Markets plc 3.814%, 2/10/24	350,000	384,568
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	60,000	57,600
Canadian Natural Resources Ltd. 2.950%, 7/15/30	140,000	139,511
Chevron Corp. 1.141%, 5/11/23	325,000	330,570
2.236%, 5/11/30	135,000	141,323
Concho Resources, Inc. 4.875%, 10/1/47	735,000	849,137
Crestwood Midstream Partners LP
6.250%, 4/1/23 (e)	110,000	97,900
5.625%, 5/1/27§	70,000	58,450
CrownRock LP 5.625%, 10/15/25§	130,000	116,512

Diamondback Energy, Inc. 4.750%, 5/31/25	145,000	155,486
Endeavor Energy Resources LP
6.625%, 7/15/25§	13,000	13,102
Energy Transfer Operating LP 7.500%, 7/1/38	170,000	208,757
Equinor ASA 2.375%, 5/22/30	85,000	88,168
3.250%, 11/18/49	170,000	179,647
Exxon Mobil Corp. 4.114%, 3/1/46	735,000	883,435
Genesis Energy LP 5.625%, 6/15/24	40,000	35,201
7.750%, 2/1/28	110,000	97,625
Hilcorp Energy I LP 6.250%, 11/1/28§	70,000	56,000
Holly Energy Partners LP 5.000%, 2/1/28§	54,000	51,435
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	245,486
Occidental Petroleum Corp. 2.700%, 2/15/23	26,000	23,882
2.900%, 8/15/24	44,000	37,620
6.450%, 9/15/36	62,000	53,320
ONEOK, Inc. 7.150%, 1/15/51	120,000	147,421
PBF Logistics LP 6.875%, 5/15/23	110,000	105,655
Petrobras Global Finance BV 6.900%, 3/19/49	1,350,000	1,420,875
Petroleos Mexicanos 7.690%, 1/23/50§	2,175,000	1,814,494
Plains All American Pipeline LP 3.800%, 9/15/30	20,000	19,594
Saudi Arabian Oil Co. 4.375%, 4/16/49§	1,435,000	1,617,514
Southern Star Central Corp. 5.125%, 7/15/22§	150,000	154,709
Southwestern Energy Co. 7.750%, 10/1/27	50,000	43,500
Summit Midstream Holdings LLC 5.500%, 8/15/22	100,000	66,250
Targa Resources Partners LP 6.750%, 3/15/24	100,000	99,625
5.875%, 4/15/26	40,000	39,708
Total Capital International SA 3.127%, 5/29/50	555,000	565,408
3.386%, 6/29/60	175,000	179,273
Williams Cos., Inc. (The) 3.600%, 3/15/22	165,000	171,787
WPX Energy, Inc. 4.500%, 1/15/30	60,000	52,800

		12,321,248

Total Energy		13,157,657

Financials (16.7%)
Banks (10.2%)
ANZ New Zealand Int’l Ltd. 1.900%, 2/13/23§	350,000	358,689

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.750%, 9/27/24 (k)(m)(y)	$210,000	$198,220
Bank of America Corp.
(SOFR + 1.15%), 1.319%, 6/19/26 (k)	240,000	240,623
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40 (k)	170,000	205,629
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51 (k)	1,445,000	1,782,604
Bank of Montreal 2.500%, 6/28/24	240,000	253,651
Bank of New Zealand 2.000%, 2/21/25§	250,000	259,368
Bank of Nova Scotia (The) 1.300%, 6/11/25	240,000	241,635
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	252,085
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	259,051
BNP Paribas SA
(ICE LIBOR USD 3 Month + 1.11%), 2.819%, 11/19/25 (k)§	240,000	250,620
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§	200,000	204,613
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	675,000	686,682
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	1,350,000	1,822,485
Comerica Bank 2.500%, 7/23/24	250,000	263,095
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	264,637
Credit Agricole SA
(SOFRINDX + 1.68%), 1.907%, 6/16/26 (k)§	250,000	253,435
HSBC Bank Canada 0.950%, 5/14/23§	350,000	352,261
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	215,000	219,484
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.125%, 12/12/22 (k)(m)(y)	940,000	878,900
JPMorgan Chase & Co.
(SOFR + 1.46%), 1.514%, 6/1/24 (k)	340,000	345,675
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	115,000	121,488
(SOFR + 2.44%), 3.109%, 4/22/51 (k)	1,685,000	1,796,121
KeyCorp 2.250%, 4/6/27	240,000	252,239
Lloyds Banking Group plc 4.050%, 8/16/23	350,000	380,234

NatWest Markets plc 2.375%, 5/21/23§	350,000	358,311
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	165,000	179,128
Royal Bank of Canada 1.950%, 1/17/23	350,000	361,141
1.150%, 6/10/25	320,000	319,996
Royal Bank of Scotland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	200,000	210,319
Santander Holdings USA, Inc. 3.450%, 6/2/25	175,000	181,876
3.244%, 10/5/26	240,000	250,889
Santander UK plc 2.875%, 6/18/24	240,000	254,559
Societe Generale SA 2.625%, 1/22/25§	240,000	244,230
1.375%, 7/8/25§	350,000	349,024
Sumitomo Mitsui Financial Group, Inc.
2.130%, 7/8/30	245,000	245,450
Truist Bank 1.500%, 3/10/25	250,000	255,861
Truist Financial Corp. 1.950%, 6/5/30	150,000	151,747
US Bancorp 1.450%, 5/12/25	410,000	420,905
Wells Fargo & Co.
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	285,000	294,301
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31 (k)	1,490,000	1,801,580
Westpac Banking Corp. 2.000%, 1/13/23	350,000	361,772

		18,384,613

Capital Markets (2.4%)
Ares Capital Corp. 3.625%, 1/19/22	170,000	172,984
4.250%, 3/1/25	225,000	229,985
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	350,000	360,818
Credit Suisse Group AG
(SOFR + 2.04%), 2.193%, 6/5/26 (k)§	250,000	252,185
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	240,000	252,800
FS KKR Capital Corp. 4.625%, 7/15/24	390,000	388,762
Goldman Sachs Group, Inc. (The) 3.500%, 4/1/25	225,000	246,734
Intercontinental Exchange, Inc. 3.000%, 6/15/50	705,000	721,880
Morgan Stanley 4.875%, 11/1/22	220,000	238,841
MSCI, Inc. 4.750%, 8/1/26§	24,000	24,847
Nasdaq, Inc. 3.250%, 4/28/50	410,000	428,527
Oaktree Specialty Lending Corp. 3.500%, 2/25/25	185,000	181,976

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Owl Rock Capital Corp. 4.000%, 3/30/25	$825,000	$814,889

		4,315,228

Consumer Finance (1.2%)
American Honda Finance Corp. 3.625%, 10/10/23	350,000	378,723
Capital One Financial Corp. 3.650%, 5/11/27	350,000	383,482
Caterpillar Financial Services Corp. 0.950%, 5/13/22	340,000	342,367
Curo Group Holdings Corp. 8.250%, 9/1/25§	70,000	56,000
Enova International, Inc. 8.500%, 9/1/24§	80,000	71,350
General Motors Financial Co., Inc. 5.250%, 3/1/26	170,000	184,729
Harley-Davidson Financial Services, Inc. 4.050%, 2/4/22§	235,000	241,764
Springleaf Finance Corp. 8.875%, 6/1/25	37,000	39,509
5.375%, 11/15/29	50,000	46,750
Toyota Motor Credit Corp. 1.800%, 2/13/25	260,000	268,879
3.375%, 4/1/30	160,000	183,181

		2,196,734

Diversified Financial Services (0.7%)
AIG Global Funding 2.300%, 7/1/22§	350,000	360,713
Cardtronics, Inc. 5.500%, 5/1/25§	70,000	67,725
Element Fleet Management Corp. 3.850%, 6/15/25§	155,000	159,100
GE Capital Funding LLC 4.050%, 5/15/27§	210,000	219,894
ORIX Corp. 3.250%, 12/4/24	230,000	247,393
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§	120,000	127,200
8.250%, 11/15/26§	60,000	64,800
Verscend Escrow Corp. 9.750%, 8/15/26§	82,000	88,355

		1,335,180

Insurance (2.1%)
Acrisure LLC 8.125%, 2/15/24§	142,000	147,148
7.000%, 11/15/25§	30,000	28,612
Aflac, Inc. 4.750%, 1/15/49	130,000	167,805
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	90,000	89,082
American International Group, Inc. 3.400%, 6/30/30	125,000	134,521
Arch Capital Group Ltd. 3.635%, 6/30/50	175,000	180,992
Assurant, Inc. 4.200%, 9/27/23	170,000	180,409
Athene Global Funding 2.800%, 5/26/23§	100,000	101,498
2.500%, 1/14/25§	140,000	139,481

Brighthouse Financial, Inc. 3.700%, 6/22/27	170,000	172,275
4.700%, 6/22/47	170,000	154,864
Five Corners Funding Trust II 2.850%, 5/15/30§	240,000	248,060
Global Atlantic Fin Co. 4.400%, 10/15/29§	190,000	173,625
HUB International Ltd. 7.000%, 5/1/26§	119,000	118,405
Loews Corp. 3.200%, 5/15/30	85,000	92,067
Manulife Financial Corp. 2.484%, 5/19/27	90,000	94,282
Markel Corp. 3.350%, 9/17/29	135,000	144,390
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	312,081
Prudential Financial, Inc. 4.350%, 2/25/50	120,000	142,919
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	330,000	353,954
Teachers Insurance & Annuity Association of America
3.300%, 5/15/50§	390,000	405,886
Unum Group 4.500%, 3/15/25	105,000	112,962
4.500%, 12/15/49	170,000	154,534

		3,849,852

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	130,000	128,700

Total Financials		30,210,307

Health Care (2.4%)
Biotechnology (0.6%)
Amgen, Inc. 3.150%, 2/21/40	580,000	621,760
3.375%, 2/21/50	335,000	368,367

		990,127

Health Care Equipment & Supplies (0.4%)
Avanos Medical, Inc. 6.250%, 10/15/22	50,000	49,687
Becton Dickinson and Co. 3.794%, 5/20/50	235,000	261,024
DH Europe Finance II Sarl 2.200%, 11/15/24	240,000	252,387
Hill-Rom Holdings, Inc. 5.000%, 2/15/25§	60,000	61,950
Stryker Corp. 2.900%, 6/15/50	170,000	169,896

		794,944

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp. 2.800%, 5/15/30	200,000	210,056
Centene Corp. 5.375%, 6/1/26§	70,000	72,785
5.375%, 8/15/26§	60,000	62,413
CVS Health Corp. 4.300%, 3/25/28	170,000	198,493
4.250%, 4/1/50	260,000	313,054

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

HCA, Inc. 7.690%, 6/15/25	$30,000	$34,200
Health Care Service Corp. A Mutual Legal Reserve Co.
1.500%, 6/1/25§	90,000	91,542
Polaris Intermediate Corp. 8.500%, 12/1/22 PIK§	120,000	105,300
Tenet Healthcare Corp. 4.875%, 1/1/26§	68,000	66,470
UnitedHealth Group, Inc. 2.900%, 5/15/50	35,000	36,723
West Street Merger Sub, Inc. 6.375%, 9/1/25§	60,000	58,200

		1,249,236

Life Sciences Tools & Services (0.0%)
Avantor, Inc. 6.000%, 10/1/24§	40,000	41,600
9.000%, 10/1/25§	26,000	27,885

		69,485

Pharmaceuticals (0.7%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	120,000	129,900
Bausch Health Cos., Inc. 7.000%, 3/15/24§	170,000	176,375
5.500%, 11/1/25§	60,000	61,500
6.250%, 2/15/29§	69,000	69,259
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	184,000
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26§	60,000	60,600
5.000%, 7/15/27§	40,000	41,500
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	78,000	80,438
Johnson & Johnson 3.400%, 1/15/38	170,000	193,953
Takeda Pharmaceutical Co. Ltd. 2.050%, 3/31/30	245,000	245,524
Upjohn, Inc. 4.000%, 6/22/50§	20,000	21,258

		1,264,307

Total Health Care		4,368,099

Industrials (6.7%)
Aerospace & Defense (1.8%)
Boeing Co. (The) 3.750%, 2/1/50	2,160,000	1,951,718
3.950%, 8/1/59	295,000	260,840
General Dynamics Corp. 4.250%, 4/1/40	175,000	216,586
Howmet Aerospace, Inc. 6.875%, 5/1/25	90,000	97,650
Northrop Grumman Corp. 5.250%, 5/1/50	375,000	545,284
Raytheon Technologies Corp. 4.500%, 6/1/42	130,000	161,335
Spirit AeroSystems, Inc. 7.500%, 4/15/25§	90,000	89,100

		3,322,513

Air Freight & Logistics (1.0%)
FedEx Corp. 5.250%, 5/15/50	615,000	749,681
United Parcel Service, Inc. 5.300%, 4/1/50	685,000	979,375
XPO Logistics, Inc. 6.250%, 5/1/25§	76,000	79,515

		1,808,571

Airlines (0.6%)
Delta Air Lines, Inc. 7.000%, 5/1/25§	405,000	418,162
Southwest Airlines Co. 5.125%, 6/15/27	675,000	698,200

		1,116,362

Building Products (0.2%)
JELD-WEN, Inc. 6.250%, 5/15/25§	52,000	54,210
Owens Corning 3.875%, 6/1/30	50,000	52,837
Standard Industries, Inc. 6.000%, 10/15/25§	110,000	112,738
4.375%, 7/15/30§	31,000	30,922
Summit Materials LLC 6.125%, 7/15/23	130,000	128,700

		379,407

Commercial Services & Supplies (0.5%)
ACCO Brands Corp. 5.250%, 12/15/24§	70,000	71,050
ADT Security Corp. (The) 4.125%, 6/15/23	50,000	50,290
4.875%, 7/15/32§	70,000	63,962
Allied Universal Holdco LLC 6.625%, 7/15/26§	82,000	85,895
9.750%, 7/15/27§	84,000	88,515
Aramark Services, Inc. 5.000%, 4/1/25§	54,000	53,190
6.375%, 5/1/25§	60,000	61,958
Brink’s Co. (The) 5.500%, 7/15/25§	23,000	23,426
Garda World Security Corp. 9.500%, 11/1/27§	90,000	95,175
GFL Environmental, Inc. 7.000%, 6/1/26§	40,000	41,700
5.125%, 12/15/26§	40,000	41,262
Matthews International Corp. 5.250%, 12/1/25§	120,000	109,200
Nielsen Co. Luxembourg Sarl (The) 5.500%, 10/1/21§	61,000	60,756
Nielsen Finance LLC 5.000%, 4/15/22§	50,000	49,860
RELX Capital, Inc. 3.000%, 5/22/30	45,000	48,200

		944,439

Construction & Engineering (0.1%)
AECOM Global II LLC 5.000%, 4/1/22 (e)	90,000	90,900
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	120,000	119,850

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

PowerTeam Services LLC 9.033%, 12/4/25§	$56,000	$56,927

		267,677

Industrial Conglomerates (1.0%)
3M Co. 3.700%, 4/15/50	235,000	280,313
General Electric Co. 4.350%, 5/1/50	1,150,000	1,120,288
Honeywell International, Inc. 1.850%, 11/1/21	350,000	356,150

		1,756,751

Machinery (0.4%)
Clark Equipment Co. 5.875%, 6/1/25§	17,000	17,382
Hillenbrand, Inc. 5.750%, 6/15/25	9,000	9,315
Mueller Water Products, Inc. 5.500%, 6/15/26§	30,000	30,600
Snap-on, Inc. 3.100%, 5/1/50	455,000	461,213
Welbilt, Inc. 9.500%, 2/15/24	130,000	123,500
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	115,000	117,214

		759,224

Professional Services (0.2%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	90,000	94,837
10.250%, 2/15/27§	140,000	154,000
Jaguar Holding Co. II 5.000%, 6/15/28§	29,000	29,653

		278,490

Road & Rail (0.7%)
Burlington Northern Santa Fe LLC 4.700%, 9/1/45	60,000	78,683
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	60,000	59,772
DAE Funding LLC 5.250%, 11/15/21§	50,000	49,313
5.000%, 8/1/24§	22,000	20,680
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	210,000	186,900
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	230,000	244,837
Ryder System, Inc. 3.350%, 9/1/25	160,000	168,104
Union Pacific Corp. 3.950%, 8/15/59	170,000	197,070
Watco Cos. LLC 6.500%, 6/15/27§	176,000	180,326

		1,185,685

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 10/1/29	215,000	201,644
GATX Corp. 4.000%, 6/30/30	40,000	42,779

WESCO Distribution, Inc. 7.250%, 6/15/28§	55,000	58,163

		302,586

Total Industrials		12,121,705

Information Technology (7.5%)
Communications Equipment (0.1%)
CommScope, Inc. 5.500%, 3/1/24§	60,000	60,600
6.000%, 3/1/26§	100,000	102,500
8.250%, 3/1/27§	90,000	92,493

		255,593

Electronic Equipment, Instruments & Components (0.2%)
Flex Ltd. 3.750%, 2/1/26	35,000	37,056
4.875%, 6/15/29	170,000	187,539
Itron, Inc. 5.000%, 1/15/26§	70,000	69,738

		294,333

IT Services (1.0%)
Alliance Data Systems Corp. 4.750%, 12/15/24§	110,000	99,000
Gartner, Inc. 5.125%, 4/1/25§	90,000	92,164
4.500%, 7/1/28§	31,000	31,233
International Business Machines Corp. 4.250%, 5/15/49	1,070,000	1,327,549
PayPal Holdings, Inc. 1.350%, 6/1/23	240,000	244,005
Presidio Holdings, Inc. 4.875%, 2/1/27§	20,000	19,500
8.250%, 2/1/28§	20,000	19,950
Science Applications International Corp.
4.875%, 4/1/28§	20,000	19,850

		1,853,251

Semiconductors & Semiconductor Equipment (2.0%)
Broadcom, Inc. 4.110%, 9/15/28§	610,000	668,865
4.150%, 11/15/30§	205,000	222,758
Intel Corp. 4.750%, 3/25/50	465,000	649,698
Marvell Technology Group Ltd. 4.200%, 6/22/23	165,000	177,284
Microchip Technology, Inc. 3.922%, 6/1/21	165,000	168,142
2.670%, 9/1/23§	115,000	117,908
NVIDIA Corp. 3.500%, 4/1/50	400,000	455,383
NXP BV 3.875%, 9/1/22§	200,000	210,596
3.400%, 5/1/30§	425,000	457,109
Qorvo, Inc. 5.500%, 7/15/26	325,000	338,000
QUALCOMM, Inc. 3.250%, 5/20/50	150,000	164,736

		3,630,479

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)

Software (2.5%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	$70,000	$72,922
Ascend Learning LLC 6.875%, 8/1/25§	150,000	150,394
Boxer Parent Co., Inc. 7.125%, 10/2/25§	60,000	62,910
Camelot Finance SA 4.500%, 11/1/26§	190,000	190,000
CDK Global, Inc. 5.875%, 6/15/26	40,000	41,650
Change Healthcare Holdings LLC 5.750%, 3/1/25§	200,000	197,500
Granite Merger Sub 2, Inc. 11.000%, 7/15/27§	100,000	103,750
Infor, Inc. 1.450%, 7/15/23§	80,000	79,465
NortonLifeLock, Inc. 5.000%, 4/15/25§	52,000	52,588
Oracle Corp. 3.850%, 7/15/36	170,000	199,182
3.850%, 4/1/60	1,500,000	1,753,526
Solera LLC 10.500%, 3/1/24§	190,000	192,850
Sophia LP 9.000%, 9/30/23§	170,000	171,700
SS&C Technologies, Inc. 5.500%, 9/30/27§	110,000	112,063
VMware, Inc. 4.700%, 5/15/30	1,040,000	1,142,687

		4,523,187

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc. 3.350%, 2/9/27	30,000	33,885
2.650%, 5/11/50	310,000	325,000
Dell International LLC 5.875%, 6/15/21§	70,000	70,021
7.125%, 6/15/24§	100,000	103,469
6.020%, 6/15/26§	1,410,000	1,610,745
5.300%, 10/1/29§	60,000	65,820
Hewlett Packard Enterprise Co. 4.650%, 10/1/24	115,000	128,627
6.200%, 10/15/35 (e)	60,000	73,723
HP, Inc. 3.000%, 6/17/27	260,000	272,483
NCR Corp. 6.375%, 12/15/23	50,000	50,750
8.125%, 4/15/25§	60,000	63,600
NetApp, Inc. 1.875%, 6/22/25	140,000	141,989
Seagate HDD Cayman 4.125%, 1/15/31§	25,000	26,346

		2,966,458

Total Information Technology		13,523,301

Materials (4.4%)
Chemicals (0.6%)
Blue Cube Spinco LLC 10.000%, 10/15/25	82,000	85,485

Illuminate Buyer LLC 9.000%, 7/1/28§	22,000	22,935
LYB International Finance III LLC 4.200%, 5/1/50	300,000	322,570
Minerals Technologies, Inc. 5.000%, 7/1/28§	39,000	39,585
NOVA Chemicals Corp. 4.875%, 6/1/24§	60,000	56,400
Nufarm Australia Ltd. 5.750%, 4/30/26§	60,000	58,200
Olin Corp. 9.500%, 6/1/25§	54,000	60,210
5.000%, 2/1/30	40,000	35,400
PPG Industries, Inc. 2.550%, 6/15/30	55,000	56,861
PQ Corp. 5.750%, 12/15/25§	70,000	70,000
Starfruit Finco BV 8.000%, 10/1/26§	150,000	153,750
WR Grace & Co.-Conn 5.125%, 10/1/21§	14,000	14,718
Yara International ASA 3.148%, 6/4/30§	35,000	36,177

		1,012,291

Construction Materials (0.4%)
Cemex SAB de CV 7.375%, 6/5/27§	765,000	771,584

Containers & Packaging (0.7%)
ARD Finance SA 6.500%, 6/30/27 PIK§	200,000	198,000
Berry Global, Inc. 5.500%, 5/15/22	21,000	21,031
5.125%, 7/15/23	90,000	90,113
CCL Industries, Inc. 3.050%, 6/1/30§	50,000	50,633
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	120,000	116,100
LABL Escrow Issuer LLC 6.750%, 7/15/26§	60,000	62,400
10.500%, 7/15/27§	80,000	85,200
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	90,000	88,284
7.250%, 4/15/25§	230,000	208,557
Owens-Brockway Glass Container, Inc. 5.000%, 1/15/22§	11,000	10,918
6.625%, 5/13/27§	68,000	71,230
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 4.719%, 7/15/21 (k)§	160,000	159,000
7.000%, 7/15/24§	43,000	43,107
Sealed Air Corp. 4.875%, 12/1/22§	50,000	51,500

		1,256,073

Metals & Mining (2.7%)
Anglo American Capital plc 5.625%, 4/1/30§	810,000	978,939
First Quantum Minerals Ltd. 6.500%, 3/1/24§	475,000	446,500
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,875,000	1,839,656

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)

Glencore Finance Canada Ltd. 4.950%, 11/15/21§		$235,000	$245,169
Kaiser Aluminum Corp. 6.500%, 5/1/25§		24,000	24,840
Novelis Corp. 4.750%, 1/30/30§		80,000	76,400
Nucor Corp. 2.700%, 6/1/30		435,000	457,119
Steel Dynamics, Inc. 3.450%, 4/15/30		815,000	852,079

			4,920,702

Total Materials			7,960,650

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Brixmor Operating Partnership LP (REIT)
4.050%, 7/1/30		15,000	15,342
Equinix, Inc. (REIT) 1.800%, 7/15/27		70,000	69,963
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		190,000	199,458
Healthpeak Properties, Inc. (REIT) 3.000%, 1/15/30		240,000	250,082
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§		56,000	54,863
Kimco Realty Corp. (REIT) 3.200%, 5/1/21		235,000	236,244
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§		72,000	70,092
Office Properties Income Trust (REIT) 4.250%, 5/15/24		170,000	165,709
Park Intermediate Holdings LLC (REIT) 7.500%, 6/1/25§		37,000	37,723
Realty Income Corp. (REIT) 3.250%, 1/15/31		40,000	43,301
Regency Centers LP (REIT) 3.700%, 6/15/30		85,000	91,486
SBA Communications Corp. (REIT) 4.875%, 9/1/24		60,000	61,425
Simon Property Group LP (REIT) 2.625%, 6/15/22		345,000	354,265
Welltower, Inc. (REIT) 2.750%, 1/15/31		50,000	49,930

			1,699,883

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§		54,000	56,430
Greystar Real Estate Partners LLC 5.750%, 12/1/25§		110,000	110,000
Howard Hughes Corp. (The) 5.375%, 3/15/25§		80,000	74,448
Realogy Group LLC 7.625%, 6/15/25§		37,000	37,008
9.375%, 4/1/27§		120,000	111,798

			389,684

Total Real Estate			2,089,567

Utilities (2.6%)
Electric Utilities (1.1%)
Appalachian Power Co.
Series Z 3.700%, 5/1/50		110,000	122,098
Duke Energy Corp. 3.150%, 8/15/27		170,000	189,212
Edison International 4.950%, 4/15/25		155,000	171,013
Entergy Corp. 3.750%, 6/15/50		50,000	56,100
Exelon Corp. 4.700%, 4/15/50		265,000	334,411
FirstEnergy Corp.
Series B 2.250%, 9/1/30		85,000	85,134
ITC Holdings Corp. 2.950%, 5/14/30§		120,000	128,470
Kentucky Utilities Co. 3.300%, 6/1/50		25,000	26,576
MidAmerican Energy Co. 3.150%, 4/15/50		85,000	96,420
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30		205,000	209,547
Public Service Co. of Colorado
Series 35 1.900%, 1/15/31		240,000	244,327
Public Service Electric and Gas Co.
2.700%, 5/1/50		40,000	41,163
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	79,034
Vistra Operations Co. LLC 3.550%, 7/15/24§		170,000	174,675

			1,958,180

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The) 3.300%, 7/15/25§		110,000	114,045
3.950%, 7/15/30§		855,000	865,398

			979,443

Multi-Utilities (0.9%)
Consolidated Edison Co. of New York, Inc.
Series 20A 3.350%, 4/1/30		805,000	916,694
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)		170,000	179,072
Puget Energy, Inc. 6.000%, 9/1/21		170,000	177,693
4.100%, 6/15/30§		110,000	120,617
WEC Energy Group, Inc. 3.375%, 6/15/21		240,000	246,729

			1,640,805

Total Utilities			4,578,428

Total Corporate Bonds			103,728,793

Foreign Government Securities (9.7%)
Bonos and Obligaciones del Estado
2.700%, 10/31/48 (m)	EUR	1,365,000	2,074,071

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)

Mex Bonos Desarr Fix Rt 8.000%, 11/7/47	MXN	56,500,000	$2,758,537
Series M 6.500%, 6/9/22		82,700,000	3,722,885
Republic of Indonesia 7.500%, 6/15/35	IDR	88,600,000,000	6,139,512
Republic of South Africa 8.750%, 2/28/48	ZAR	60,000,000	2,719,743

Total Foreign Government Securities			17,414,748

Mortgage-Backed Securities (8.6%)
FHLMC UMBS 2.500%, 5/1/50		$662,500	690,845
2.500%, 6/1/50		675,000	703,879
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/50 TBA		3,750,000	3,943,945
4.000%, 7/25/50 TBA		2,680,000	2,840,172
3.000%, 8/25/50 TBA		4,030,000	4,236,538
GNMA 3.500%, 7/15/50 TBA		2,925,000	3,086,561

Total Mortgage-Backed Securities			15,501,940

U.S. Treasury Obligations (11.2%)
U.S. Treasury Bonds 2.000%, 2/15/50		4,190,000	4,799,622
1.250%, 5/15/50		945,000	908,121
U.S. Treasury Notes 0.125%, 4/30/22		350,000	349,769
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.264%, 4/30/22 (k)		7,675,000	7,679,475
0.375%, 4/30/25		5,595,000	5,619,462
1.500%, 2/15/30		650,000	702,708
0.625%, 5/15/30		275,000	274,278

Total U.S. Treasury Obligations			20,333,435

Total Long-Term Debt Securities (96.2%) (Cost $168,608,344)			173,723,598

SHORT-TERM INVESTMENT:
U.S. Treasury Obligation (7.7%)
U.S. Treasury Bills 0.13%, 8/11/20		13,820,000	13,817,866

Total Short-Term Investment (7.7%) (Cost $13,817,545)			13,817,866

Total Investments in Securities (103.9%) (Cost $182,425,889)			187,541,464
Other Assets Less Liabilities (-3.9%)			(6,980,163)

Net Assets (100%)			$180,561,301

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2020, the market value of these securities amounted to $45,191,801 or 25.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2020, the market value of these securities amounted to $3,151,191 or 1.7% of net assets.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2020.

Glossary:

AUD	— Australian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PIK	— Payment-in Kind Security
PLN	— Polish Zloty
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Belgium	0.5
Brazil	1.5
Canada	1.4
France	1.3
Germany	0.6
Indonesia	3.4
Japan	0.6
Luxembourg	0.1
Mexico	5.1
Netherlands	0.8
New Zealand	0.3
Norway	0.3
Saudi Arabia	0.9
South Africa	2.1
South Korea	0.0 #
Spain	1.2
Switzerland	0.3
United Arab Emirates	0.0 #
United Kingdom	1.2
United States	81.8
Zambia	0.3
Cash and Other	(3.9)

100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	—	14,477,224	—	(14,143,292)	(28,005)	(305,927)	—	—	—
1290 VT High Yield Bond Portfolio	—	18,267,312	98,508	(17,119,390)	(2,420,301)	1,173,871	—	—	—
EQ/Core Bond Index Portfolio	—	82,896,350	1,280,596	(87,436,899)	4,097,472	(837,519)	—	—	—
EQ/PIMCO Global Real Return Portfolio	—	8,748,246	98,507	(9,137,580)	569,128	(278,301)	—	—	—
EQ/Quality Bond PLUS Portfolio	—	40,524,930	394,030	(42,833,151)	2,839,534	(925,343)	—	—	—

Total		164,914,062	1,871,641	(170,670,312)	5,057,828	(1,173,219)	—	—	—

Futures contracts outstanding as of June 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	36	9/2020	EUR	5,819,371	164,292

					164,292

Short Contracts
Euro-Buxl	(19)	9/2020	EUR	(4,695,376)	(147,712)
Euro-OAT	(56)	9/2020	EUR	(10,547,868)	(14,451)
U.S. Treasury 10 Year Note	(79)	9/2020	USD	(10,994,578)	(173,299)
U.S. Treasury Ultra Bond	(19)	9/2020	USD	(4,144,969)	(46,493)

					(381,955)

					(217,663)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,600,235	JPY	279,000,000	HSBC Bank plc	7/9/2020	16,117
PLN	7,300,000	USD	1,769,744	Citibank NA	7/15/2020	75,494
CZK	62,500,000	USD	2,525,716	Citibank NA	7/20/2020	109,104
NZD	2,840,000	USD	1,718,097	JPMorgan Chase Bank	7/22/2020	114,672
KRW	5,500,000,000	USD	4,462,656	Citibank NA**	7/28/2020	110,143
KRW	6,230,000,000	USD	5,084,677	Citibank NA**	7/28/2020	95,058
AUD	4,070,000	USD	2,651,300	HSBC Bank plc	8/5/2020	157,958
HUF	560,000,000	USD	1,731,655	HSBC Bank plc	8/7/2020	44,461
USD	4,593,667	HUF	1,410,000,000	Citibank NA	8/7/2020	121,662
MXN	82,700,000	USD	3,362,970	Barclays Capital, Inc.	8/13/2020	214,119
MXN	88,200,000	USD	3,810,317	Citibank NA	8/13/2020	4,668
MXN	19,400,000	USD	815,015	JPMorgan Chase Bank	8/13/2020	24,109
USD	3,897,302	MXN	87,700,000	HSBC Bank plc	8/13/2020	103,943
NOK	18,000,000	USD	1,782,425	HSBC Bank plc	8/18/2020	87,997
USD	656,719	NOK	6,100,000	Citibank NA	8/18/2020	22,854
USD	1,253,992	NOK	11,900,000	HSBC Bank plc	8/18/2020	17,435
JPY	510,000,000	USD	4,713,385	Citibank NA	8/26/2020	13,272
USD	6,249,930	JPY	672,000,000	Citibank NA	8/26/2020	21,864
USD	2,790,286	GBP	2,250,000	Citibank NA	8/28/2020	1,341
EUR	1,975,000	USD	2,199,224	HSBC Bank plc	9/2/2020	22,792
USD	3,963,887	EUR	3,495,000	Citibank NA	9/2/2020	31,763
CHF	2,530,000	USD	2,671,095	Citibank NA	9/11/2020	4,990
USD	2,947,154	CLP	2,320,000,000	JPMorgan Chase Bank**	9/15/2020	119,455
EUR	1,975,000	USD	2,200,715	HSBC Bank plc	10/2/2020	22,842
USD	2,237,642	EUR	1,975,000	Citibank NA	10/2/2020	14,084

Total unrealized appreciation						1,572,197

JPY	279,000,000	USD	2,614,580	HSBC Bank plc	7/9/2020	(30,462)
COP	6,910,000,000	USD	1,905,681	JPMorgan Chase Bank**	7/16/2020	(69,224)
USD	1,835,179	COP	6,910,000,000	JPMorgan Chase Bank**	7/16/2020	(1,278)
USD	2,454,658	CZK	62,500,000	HSBC Bank plc	7/20/2020	(180,162)
USD	1,699,087	NZD	2,840,000	HSBC Bank plc	7/22/2020	(133,682)
IDR	3,000,000,000	USD	212,947	JPMorgan Chase Bank**	7/27/2020	(3,565)
USD	6,654,531	IDR	98,700,000,000	JPMorgan Chase Bank**	7/27/2020	(234,136)
USD	2,610,958	AUD	4,070,000	HSBC Bank plc	8/5/2020	(198,300)
PEN	6,000,000	USD	1,757,521	HSBC Bank plc**	8/6/2020	(64,487)
USD	3,331,381	AUD	5,170,000	HSBC Bank plc	8/6/2020	(237,143)
HUF	850,000,000	USD	2,791,800	HSBC Bank plc	8/7/2020	(95,910)
USD	601,042	MXN	14,400,000	Citibank NA	8/13/2020	(21,813)
GBP	3,630,000	USD	4,634,610	Barclays Capital, Inc.	8/28/2020	(135,112)
EUR	4,000,000	USD	4,514,860	JPMorgan Chase Bank	9/2/2020	(14,575)
USD	2,649,244	CHF	2,530,000	HSBC Bank plc	9/11/2020	(26,841)
CLP	2,270,000,000	USD	2,774,892	HSBC Bank plc**	9/15/2020	(8,134)
CLP	2,320,000,000	USD	3,027,337	JPMorgan Chase Bank**	9/15/2020	(199,638)

Total unrealized depreciation						(1,654,462)

Net unrealized depreciation						(82,265)

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$7,806,711	$—	$7,806,711
Collateralized Mortgage Obligation	—	2,771,740	—	2,771,740
Commercial Mortgage-Backed Securities	—	6,166,231	—	6,166,231
Corporate Bonds
Communication Services	—	5,089,100	—	5,089,100
Consumer Discretionary	—	6,698,875	—	6,698,875
Consumer Staples	—	3,931,104	—	3,931,104
Energy	—	13,157,657	—	13,157,657
Financials	—	30,210,307	—	30,210,307
Health Care	—	4,368,099	—	4,368,099
Industrials	—	12,121,705	—	12,121,705
Information Technology	—	13,523,301	—	13,523,301
Materials	—	7,960,650	—	7,960,650
Real Estate	—	2,089,567	—	2,089,567
Utilities	—	4,578,428	—	4,578,428
Foreign Government Securities	—	17,414,748	—	17,414,748
Forward Currency Contracts	—	1,572,197	—	1,572,197
Futures	164,292	—	—	164,292
Mortgage-Backed Securities	—	15,501,940	—	15,501,940
Short-Term Investment
U.S. Treasury Obligations	—	13,817,866	—	13,817,866
U.S. Treasury Obligations	—	20,333,435	—	20,333,435

Total Assets	$164,292	$189,113,661	$—	$189,277,953

Liabilities:
Forward Currency Contracts	—	(1,654,462)	—	(1,654,462)
Futures	(381,955)	—	—	(381,955)

Total Liabilities	$(381,955)	$(1,654,462)	$—	$(2,036,417)

Total	$(217,663)	$187,459,199	$—	$187,241,536

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$164,292	*
Foreign exchange contracts	Receivables	1,572,197

Total		$1,736,489

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(381,955	)*
Foreign exchange contracts	Payables	(1,654,462)

Total		$(2,036,417)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$760,845	$—	$760,845
Foreign exchange contracts	—	797,836	797,836

Total	$760,845	$797,836	$1,558,681

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(217,663)	$—	$(217,663)
Foreign exchange contracts	—	(82,265)	(82,265)

Total	$(217,663)	$(82,265)	$(299,928)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $97,977,000 and futures contracts with an average notional balance of approximately $29,972,000 for two months, during the six months ended June 30, 2020.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Capital, Inc.	$214,119	$(135,112)	$—	$79,007
Citibank NA	626,297	(21,813)	—	604,484
HSBC Bank plc	473,545	(473,545)	—	—
JPMorgan Chase Bank	258,236	(258,236)	—	—

Total	$1,572,197	$(888,706)	$—	$683,491

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Capital, Inc.	$135,112	$(135,112)	$—	$—
Citibank NA	21,813	(21,813)	—	—
HSBC Bank plc	975,121	(473,545)	—	501,576
JPMorgan Chase Bank	522,416	(258,236)	(90,000)	174,180

Total	$1,654,462	$(888,706)	$(90,000)	$675,756

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$196,506,735
Long-term U.S. government debt securities	82,937,527

$279,444,262

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,306,137
Long-term U.S. government debt securities	62,454,199

$291,760,336

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,322,526
Aggregate gross unrealized depreciation	(2,425,618)

Net unrealized appreciation	$4,896,908

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,344,628

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $182,425,889)	$187,541,464
Cash	7,423,989
Cash held as collateral for forward foreign currency contracts	90,000
Receivable for forward settling transactions	9,189,657
Unrealized appreciation on forward foreign currency contracts	1,572,197
Dividends, interest and other receivables	1,290,490
Due from broker for futures variation margin	911,921
Receivable for Portfolio shares sold	49,776
Variation Margin on Centrally Cleared Swaps	1,090
Other assets	2,056

Total assets	208,072,640

LIABILITIES
Payable for forward settling transactions	23,312,222
Payable for securities purchased	2,416,339
Unrealized depreciation on forward foreign currency contracts	1,654,462
Payable for Portfolio shares redeemed	63,774
Distribution fees payable – Class A	24,121
Distribution fees payable – Class B	10,181
Administrative fees payable	8,113
Accrued expenses	22,127

Total liabilities	27,511,339

NET ASSETS	$180,561,301

Net assets were comprised of:
Paid in capital	$170,169,796
Total distributable earnings (loss)	10,391,505

Net assets	$180,561,301

Class A
Net asset value, offering and redemption price per share, $117,751,465 / 28,510,713 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.13

Class B
Net asset value, offering and redemption price per share, $49,763,129 / 12,089,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.12

Class K
Net asset value, offering and redemption price per share, $13,046,707 / 3,145,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest (net of $7,870 foreign withholding tax)	$864,510
Dividends	111,938

Total income	976,448

EXPENSES
Investment management fees	264,637
Distribution fees – Class A	143,438
Administrative fees	108,277
Professional fees	82,558
Printing and mailing expenses	66,467
Distribution fees – Class B	59,974
Custodian fees	29,280
Trustees’ fees	2,629
Miscellaneous	1,130

Gross expenses	758,390
Less: Waiver from investment manager	(167,531)

Net expenses	590,859

NET INVESTMENT INCOME (LOSS)	385,589

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,057,828 realized gain (loss) from affiliates)	4,601,443
Futures contracts	760,845
Forward foreign currency contracts	797,836
Foreign currency transactions	143,722

Net realized gain (loss)	6,303,846

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,173,219) of change in unrealized appreciation (depreciation) from affiliates)	4,634,369
Futures contracts	(217,663)
Forward foreign currency contracts	(82,265)
Foreign currency translations	(837)

Net change in unrealized appreciation (depreciation)	4,333,604

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,637,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,023,039

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$385,589	$3,691,771
Net realized gain (loss)	6,303,846	(6,301)
Net change in unrealized appreciation (depreciation)	4,333,604	8,236,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,023,039	11,921,502

Distributions to shareholders:
Class A	—	(2,380,853)
Class B	—	(995,802)
Class K	—	(310,229)

Total distributions to shareholders	—	(3,686,884)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [895,646 and 896,396 shares, respectively]	3,528,110	3,460,795
Capital shares issued in reinvestment of dividends [0 and 614,705 shares, respectively]	—	2,380,853
Capital shares repurchased [(2,091,565) and (3,135,892) shares, respectively]	(8,229,977)	(12,099,624)

Total Class A transactions	(4,701,867)	(6,257,976)

Class B
Capital shares sold [659,799 and 1,077,158 shares, respectively]	2,593,900	4,149,222
Capital shares issued in reinvestment of dividends [0 and 257,968 shares, respectively]	—	995,802
Capital shares repurchased [(985,199) and (1,590,320) shares, respectively]	(3,852,928)	(6,106,286)

Total Class B transactions	(1,259,028)	(961,262)

Class K
Capital shares sold [236,942 and 282,960 shares, respectively]	943,478	1,100,197
Capital shares issued in reinvestment of dividends [0 and 79,857 shares, respectively]	—	310,229
Capital shares repurchased [(544,154) and (851,507) shares, respectively]	(2,141,386)	(3,290,590)

Total Class K transactions	(1,197,908)	(1,880,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,158,803)	(9,099,402)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,864,236	(864,784)
NET ASSETS:
Beginning of period	176,697,065	177,561,849

End of period	$180,561,301	$176,697,065

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class A			2019		2018		2017		2016		2015
Net asset value, beginning of period	$3.88		$3.71		$3.81		$3.79		$3.76		$3.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.08		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss)	0.24		0.17		(0.09)		0.02		0.04		(0.08)

Total from investment operations	0.25		0.25		(0.01)		0.08		0.11		(0.02)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.06)		(0.07)		(0.06)
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(0.08)		(0.09)		(0.06)		(0.08)		(0.06)

Net asset value, end of period	$4.13		$3.88		$3.71		$3.81		$3.79		$3.76

Total return (b)	6.44%		6.79%		(0.36)%		2.17%		2.89%		(0.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,751		$115,255		$116,112		$126,383		$141,039		$152,206
Ratio of expenses to average net assets:
After waivers (a)(f)	0.69	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)	0.58	%(k)
Before waivers (a)(f)	0.88%		0.61%		0.62%		0.61%		0.62%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.42%		2.04%		2.16%		1.55%		1.76%		1.43%
Before waivers (a)(f)	0.23%		1.98%		2.09%		1.48%		1.68%		1.39%
Portfolio turnover rate^	159	%(h)(z)	5%		5%		7%		6%		21%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016		2015
Net asset value, beginning of period	$3.87		$3.69		$3.80		$3.78		$3.75		$3.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.08		0.08		0.06		0.07		0.06
Net realized and unrealized gain (loss)	0.24		0.18		(0.10)		0.02		0.04		(0.08)

Total from investment operations	0.25		0.26		(0.02)		0.08		0.11		(0.02)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.09)		(0.06)		(0.07)		(0.06)
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(0.08)		(0.09)		(0.06)		(0.08)		(0.06)

Net asset value, end of period	$4.12		$3.87		$3.69		$3.80		$3.78		$3.75

Total return (b)	6.46%		7.10%		(0.63)%		2.18%		2.89%		(0.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,763		$48,006		$46,800		$49,500		$50,504		$51,286
Ratio of expenses to average net assets:
After waivers (a)(f)	0.69	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)	0.58	%(k)
Before waivers (a)(f)	0.88%		0.61%		0.62%		0.61%		0.62%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.43%		2.10%		2.19%		1.58%		1.82%		1.47%
Before waivers (a)(f)	0.23%		2.03%		2.12%		1.50%		1.75%		1.42%
Portfolio turnover rate^	159	%(h)(z)	5%		5%		7%		6%		21%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016		2015
Net asset value, beginning of period	$3.89		$3.72		$3.82		$3.80		$3.77		$3.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.09		0.09		0.07		0.08		0.06
Net realized and unrealized gain (loss)	0.25		0.17		(0.09)		0.02		0.04		(0.07)

Total from investment operations	0.26		0.26		—	#	0.09		0.12		(0.01)

Less distributions:
Dividends from net investment income	—		(0.09)		(0.10)		(0.07)		(0.08)		(0.07)
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(0.09)		(0.10)		(0.07)		(0.09)		(0.07)

Net asset value, end of period	$4.15		$3.89		$3.72		$3.82		$3.80		$3.77

Total return (b)	6.68%		7.04%		(0.12)%		2.42%		3.15%		(0.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,047		$13,436		$14,649		$16,428		$16,024		$15,595
Ratio of expenses to average net assets:
After waivers (a)(f)	0.44	%(j)	0.30	%(k)	0.29	%(k)	0.29	%(k)	0.29	%(k)	0.33	%(k)
Before waivers (a)(f)	0.63%		0.36%		0.37%		0.36%		0.37%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.66%		2.22%		2.36%		1.83%		2.07%		1.65%
Before waivers (a)(f)	0.47%		2.16%		2.29%		1.76%		1.99%		1.61%
Portfolio turnover rate^	159	%(h)(z)	5%		5%		7%		6%		21%
#	Per share amount is less than$0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Fixed Income	57.4%
Equity	42.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Core Bond Index Portfolio	21.9%
EQ/Equity 500 Index Portfolio	17.3
EQ/Quality Bond PLUS Portfolio	11.3
EQ/Global Bond PLUS Portfolio	8.7
1290 VT High Yield Bond Portfolio	8.5
EQ/PIMCO Ultra Short Bond Portfolio	7.0
EQ/International Equity Index Portfolio	6.4
EQ/MFS International Growth Portfolio	4.2
EQ/Emerging Markets Equity PLUS Portfolio	3.1
EQ/Small Company Index Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class B
Actual	$1,000.00	$991.95	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.75
Class K
Actual	1,000.00	994.25	1.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.50

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (42.7%)
EQ/American Century Mid Cap Value Portfolio‡	59,293	$1,143,561
EQ/BlackRock Basic Value Equity Portfolio‡	47,896	941,056
EQ/Emerging Markets Equity PLUS Portfolio‡	159,469	1,374,063
EQ/Equity 500 Index Portfolio‡	156,463	7,725,311
EQ/International Equity Index Portfolio‡	334,156	2,848,900
EQ/Janus Enterprise Portfolio‡	57,014	1,149,398
EQ/MFS International Growth Portfolio‡	239,579	1,872,499
EQ/Small Company Index Portfolio‡	128,094	1,220,544
Multimanager Aggressive Equity Portfolio‡	10,122	746,409

Total Equity		19,021,741

Fixed Income (57.5%)
1290 VT High Yield Bond Portfolio‡	407,263	3,802,935

EQ/Core Bond Index Portfolio‡	919,336	9,770,730
EQ/Global Bond PLUS Portfolio‡	401,534	3,902,954
EQ/PIMCO Ultra Short Bond Portfolio‡	317,869	3,140,820
EQ/Quality Bond PLUS Portfolio‡	549,398	5,031,577

Total Fixed Income		25,649,016

Total Investments in Securities (100.2%) (Cost $37,251,566)		44,670,757
Other Assets Less Liabilities (-0.2%)		(82,065)

Net Assets (100%)		$44,588,692

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	59,293	—	—	—	—	376,586	1,143,561	—	—
EQ/BlackRock Basic Value Equity Portfolio	47,896	1,208,512	63,779	(138,048)	341	(193,528)	941,056	—	—
EQ/Emerging Markets Equity PLUS Portfolio	159,469	1,672,498	231,095	(329,552)	698	(200,676)	1,374,063	—	—
EQ/Equity 500 Index Portfolio	156,463	8,938,305	1,139,305	(2,156,296)	655,173	(851,176)	7,725,311	—	—
EQ/International Equity Index Portfolio	334,156	3,869,843	164,763	(671,624)	(36,627)	(477,455)	2,848,900	—	—
EQ/Janus Enterprise Portfolio (ab)	57,014	—	—	—	—	295,852	1,149,398	—	—
EQ/MFS International Growth Portfolio	239,579	1,232,854	1,143,723	(587,560)	(223)	83,705	1,872,499	—	—
EQ/Small Company Index Portfolio	128,094	1,503,515	451,614	(635,751)	14,257	(113,091)	1,220,544	—	—
Multimanager Aggressive Equity Portfolio	10,122	705,929	26,574	(57,520)	353	71,073	746,409	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	879,565	297,853	(67,672)	1,877	(258,077)	—	—	29,882
Multimanager Mid Cap Value Portfolio (aa)	—	994,841	360,888	(67,672)	(4,684)	(516,398)	—	8,210	4,706
Fixed Income
1290 VT High Yield Bond Portfolio	407,263	3,866,007	620,078	(570,128)	(16,266)	(96,756)	3,802,935	—	—
EQ/Core Bond Index Portfolio	919,336	10,345,113	1,457,713	(2,543,352)	61,795	449,461	9,770,730	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio	401,534	3,907,882	610,393	(766,632)	(13,948)	165,259	3,902,954	—	—
EQ/PIMCO Ultra Short Bond Portfolio	317,869	3,349,390	515,078	(727,129)	(11,920)	15,401	3,140,820	—	—
EQ/Quality Bond PLUS Portfolio	549,398	4,958,776	707,911	(904,665)	18,074	251,481	5,031,577	—	—

Total		47,433,030	7,790,767	(10,223,601)	668,900	(998,339)	44,670,757	8,210	34,588

*	Non-income producing.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $1,142,831 (at a cost of $766,975), representing 94,283 shares of Multimanager Mid Cap Value Portfolio and 59,293 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,210,347 (at a cost of $853,546), representing 108,396 shares of Multimanager Mid Cap Growth Portfolio and 57,014 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$44,670,757	$—	$44,670,757

Total Assets	$—	$44,670,757	$—	$44,670,757

Total Liabilities	$—	$—	$—	$—

Total	$—	$44,670,757	$—	$44,670,757

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,790,767
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,223,601

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,339,039
Aggregate gross unrealized depreciation	(946,309)

Net unrealized appreciation	$7,392,730

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,278,027

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $37,251,566)	$44,670,757
Cash	42,651
Receivable for Portfolio shares sold	3,235
Receivable from investment manager	2,890
Other assets	495

Total assets	44,720,028

LIABILITIES
Payable for Portfolio shares redeemed	54,125
Payable for securities purchased	12,340
Distribution fees payable – Class B	5,199
Trustees’ fees payable	509
Accrued expenses	59,163

Total liabilities	131,336

NET ASSETS	$44,588,692

Net assets were comprised of:
Paid in capital	$35,694,484
Total distributable earnings (loss)	8,894,208

Net assets	$44,588,692

Class B
Net asset value, offering and redemption price per share, $25,679,466 / 2,973,932 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.63

Class K
Net asset value, offering and redemption price per share, $18,909,226 / 2,188,868 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$8,210
Interest	90

Total income	8,300

EXPENSES
Custodian fees	45,251
Distribution fees – Class B	30,444
Administrative fees	26,858
Investment management fees	21,781
Professional fees	19,811
Printing and mailing expenses	13,062
Trustees’ fees	674
Miscellaneous	298

Gross expenses	158,179
Less: Waiver from investment manager	(48,639)
Reimbursement from investment manager	(14,381)

Net expenses	95,159

NET INVESTMENT INCOME (LOSS)	(86,859)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	668,900
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	34,588

Net realized gain (loss)	703,488

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(998,339)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(294,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(381,710)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(86,859)	$801,024
Net realized gain (loss)	703,488	2,011,359
Net change in unrealized appreciation (depreciation)	(998,339)	3,773,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(381,710)	6,585,965

Distributions to shareholders:
Class B	—	(1,494,636)
Class K	—	(1,355,044)

Total distributions to shareholders	—	(2,849,680)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [355,062 and 550,314 shares, respectively]	2,952,481	4,768,164
Capital shares issued in reinvestment of dividends and distributions[0 and 171,983 shares, respectively]	—	1,494,636
Capital shares repurchased [(346,095) and (490,907) shares, respectively]	(2,891,795)	(4,255,821)

Total Class B transactions	60,686	2,006,979

Class K
Capital shares sold [19 and 0# shares, respectively]	153	4
Capital shares issued in reinvestment of dividends and distributions[0 and 155,947 shares, respectively]	—	1,355,044
Capital shares repurchased [(289,468) and (470,507) shares, respectively]	(2,402,921)	(4,131,350)

Total Class K transactions	(2,402,768)	(2,776,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,342,082)	(769,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,723,792)	2,966,962
NET ASSETS:
Beginning of period	47,312,484	44,345,522

End of period	$44,588,692	$47,312,484

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016	2015
Net asset value, beginning of period	$8.70		$8.03		$9.25		$8.65		$8.47	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.15		0.13		0.11		0.12	0.10
Net realized and unrealized gain (loss)	(0.05)		1.05		(0.52)		0.86		0.36	(0.27)

Total from investment operations	(0.07)		1.20		(0.39)		0.97		0.48	(0.17)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.16)		(0.13)		(0.13)	(0.10)
Distributions from net realized gains	—		(0.38)		(0.67)		(0.24)		(0.17)	(0.11)

Total dividends and distributions	—		(0.53)		(0.83)		(0.37)		(0.30)	(0.21)

Net asset value, end of period	$8.63		$8.70		$8.03		$9.25		$8.65	$8.47

Total return (b)	(0.80)%		15.04%		(4.24)%		11.20%		5.69%	(1.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,679		$25,780		$21,945		$28,385		$27,912	$29,766
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.56	%(j)	0.55	%(j)	0.54	%(j)	0.58%	0.60%
Before waivers and reimbursements (a)(f)	0.84%		0.81%		0.76%		0.73%		0.71%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		1.72%		1.45%		1.19%		1.37%	1.08%
Before waivers and reimbursements (a)(f)(x)	(0.80)%		1.47%		1.25%		1.00%		1.24%	0.99%
Portfolio turnover rate^	18	%(z)	17%		20%		21%		17%	23%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$8.69		$8.02		$9.25		$8.64		$8.47	$8.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.15		0.14		0.13		0.14	0.11
Net realized and unrealized gain (loss)	(0.04)		1.07		(0.52)		0.87		0.35	(0.25)

Total from investment operations	(0.05)		1.22		(0.38)		1.00		0.49	(0.14)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.18)		(0.15)		(0.15)	(0.13)
Distributions from net realized gains	—		(0.38)		(0.67)		(0.24)		(0.17)	(0.11)

Total dividends and distributions	—		(0.55)		(0.85)		(0.39)		(0.32)	(0.24)

Net asset value, end of period	$8.64		$8.69		$8.02		$9.25		$8.64	$8.47

Total return (b)	(0.58)%		15.32%		(4.08)%		11.60%		5.83%	(1.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,909		$21,532		$22,401		$31,179		$30,887	$33,759
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.31	%(j)	0.30	%(j)	0.29	%(j)	0.33%	0.35%
Before waivers and reimbursements (a)(f)	0.59%		0.56%		0.50%		0.48%		0.46%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.26)%		1.68%		1.56%		1.47%		1.60%	1.28%
Before waivers and reimbursements (a)(f)(x)	(0.55)%		1.43%		1.36%		1.29%		1.47%	1.19%
Portfolio turnover rate^	18	%(z)	17%		20%		21%		17%	23%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	63.9%
Fixed Income	36.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Equity 500 Index Portfolio	26.9%
EQ/Core Bond Index Portfolio	12.9
EQ/International Equity Index Portfolio	11.0
EQ/Quality Bond PLUS Portfolio	6.8
1290 VT High Yield Bond Portfolio	6.4
EQ/Small Company Index Portfolio	6.3
EQ/MFS International Growth Portfolio	5.9
EQ/Global Bond PLUS Portfolio	5.6
EQ/Emerging Markets Equity PLUS Portfolio	4.9
EQ/PIMCO Ultra Short Bond Portfolio	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class B
Actual	$1,000.00	$967.99	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.81
Class K
Actual	1,000.00	969.70	1.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.33	1.56

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (63.9%)
EQ/American Century Mid Cap Value Portfolio‡	235,755	$4,546,943
EQ/BlackRock Basic Value Equity Portfolio‡	190,133	3,735,730
EQ/Emerging Markets Equity PLUS Portfolio‡	962,547	8,293,757
EQ/Equity 500 Index Portfolio‡	921,168	45,482,312
EQ/International Equity Index Portfolio‡	2,189,915	18,670,462
EQ/Janus Enterprise Portfolio‡	191,825	3,867,184
EQ/MFS International Growth Portfolio‡	1,281,040	10,012,335
EQ/Small Company Index Portfolio‡	1,121,151	10,682,892
Multimanager Aggressive Equity Portfolio‡	39,316	2,899,257

Total Equity		108,190,872

Fixed Income (36.1%)
1290 VT High Yield Bond Portfolio‡	1,152,584	10,762,570
EQ/Core Bond Index Portfolio‡	2,052,105	21,809,830
EQ/Global Bond PLUS Portfolio‡	971,327	9,441,406
EQ/PIMCO Ultra Short Bond Portfolio‡	757,197	7,481,765
EQ/Quality Bond PLUS Portfolio‡	1,265,885	11,593,410

Total Fixed Income		61,088,981

Total Investments in Securities (100.0%) (Cost $136,733,956)		169,279,853
Other Assets Less Liabilities (0.0%)		74,161

Net Assets (100%)		$169,354,014

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	235,755	—	—	—	—	742,538	4,546,943	—	—
EQ/BlackRock Basic Value Equity Portfolio	190,133	4,491,101	208,305	(236,414)	(675)	(726,587)	3,735,730	—	—
EQ/Emerging Markets Equity PLUS Portfolio	962,547	8,733,471	1,460,469	(833,713)	(7,656)	(1,058,814)	8,293,757	—	—
EQ/Equity 500 Index Portfolio	921,168	51,194,858	2,294,746	(6,357,722)	1,418,061	(3,067,631)	45,482,312	—	—
EQ/International Equity Index Portfolio	2,189,915	20,835,362	3,057,102	(2,759,726)	(21,357)	(2,440,919)	18,670,462	—	—
EQ/Janus Enterprise Portfolio (ab)	191,825	—	—	—	—	723,189	3,867,184	—	—
EQ/MFS International Growth Portfolio	1,281,040	9,685,697	1,604,517	(980,085)	5,400	(303,194)	10,012,335	—	—
EQ/Small Company Index Portfolio	1,121,151	12,011,484	2,373,185	(2,599,077)	14,440	(1,117,140)	10,682,892	—	—
Multimanager Aggressive Equity Portfolio	39,316	2,628,882	96,141	(109,114)	(1,265)	284,613	2,899,257	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	2,001,772	1,632,796	(71,397)	122	(419,298)	—	—	100,538
Multimanager Mid Cap Value Portfolio (aa)	—	3,142,371	1,804,712	(42,838)	1,294	(1,101,134)	—	32,645	18,712
Fixed Income
1290 VT High Yield Bond Portfolio	1,152,584	10,258,823	1,893,540	(1,078,270)	(33,001)	(278,522)	10,762,570	—	—
EQ/Core Bond Index Portfolio	2,052,105	22,865,316	4,063,219	(6,245,654)	84,733	1,042,216	21,809,830	—	—
EQ/Global Bond PLUS Portfolio	971,327	9,012,140	1,915,469	(1,831,713)	(1,349)	346,859	9,441,406	—	—
EQ/PIMCO Ultra Short Bond Portfolio	757,197	7,601,323	1,515,470	(1,634,713)	(32,995)	32,680	7,481,765	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	1,265,885	10,842,924	2,151,609	(2,003,826)	28,771	573,932	11,593,410	—	—

Total		175,305,524	26,071,280	(26,784,262)	1,454,523	(6,767,212)	169,279,853	32,645	119,250

*	Non-income producing.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,544,040 (at a cost of $3,804,405), representing 374,882 shares of Multimanager Mid Cap Value Portfolio and 235,755 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $4,072,247 (at a cost of $3,143,995), representing 364,703 shares of Multimanager Mid Cap Growth Portfolio and 191,825 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$169,279,853	$—	$169,279,853

Total Assets	$—	$169,279,853	$—	$169,279,853

Total Liabilities	$—	$—	$—	$—

Total	$—	$169,279,853	$—	$169,279,853

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,071,280
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,784,262

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,896,141
Aggregate gross unrealized depreciation	(2,494,715)

Net unrealized appreciation	$32,401,426

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,878,427

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $136,733,956)	$169,279,853
Cash	275,834
Receivable for Portfolio shares sold	202,149
Other assets	1,859

Total assets	169,759,695

LIABILITIES
Payable for securities purchased	200,367
Payable for Portfolio shares redeemed	88,727
Distribution fees payable – Class B	24,984
Administrative fees payable	17,516
Investment management fees payable	8,092
Trustees’ fees payable	812
Accrued expenses	65,183

Total liabilities	405,681

NET ASSETS	$169,354,014

Net assets were comprised of:
Paid in capital	$133,052,665
Total distributable earnings (loss)	36,301,349

Net assets	$169,354,014

Class B
Net asset value, offering and redemption price per share, $123,490,880 / 11,033,514 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.19

Class K
Net asset value, offering and redemption price per share, $45,863,134 / 4,094,560 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.20

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$32,645
Interest	367

Total income	33,012

EXPENSES
Distribution fees – Class B	145,947
Administrative fees	100,607
Investment management fees	81,583
Custodian fees	46,743
Professional fees	22,038
Printing and mailing expenses	20,280
Trustees’ fees	2,495
Miscellaneous	1,239

Gross expenses	420,932
Less: Waiver from investment manager	(22,818)

Net expenses	398,114

NET INVESTMENT INCOME (LOSS)	(365,102)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,454,523
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	119,250

Net realized gain (loss)	1,573,773

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(6,767,212)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,193,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,558,541)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(365,102)	$2,740,761
Net realized gain (loss)	1,573,773	5,755,768
Net change in unrealized appreciation (depreciation)	(6,767,212)	20,109,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,558,541)	28,605,611

Distributions to shareholders:
Class B	—	(6,387,461)
Class K	—	(2,804,146)

Total distributions to shareholders	—	(9,191,607)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,176,288 and 1,898,251 shares, respectively]	12,701,183	21,365,220
Capital shares issued in reinvestment of dividends and distributions[0 and 557,361 shares, respectively]	—	6,387,461
Capital shares repurchased [(861,755) and (1,340,866) shares, respectively]	(9,156,794)	(15,068,981)

Total Class B transactions	3,544,389	12,683,700

Class K
Capital shares sold [0 and 0# shares, respectively]	—	11
Capital shares issued in reinvestment of dividends and distributions[0 and 244,635 shares, respectively]	—	2,804,146
Capital shares repurchased [(328,067) and (683,880) shares, respectively]	(3,589,673)	(7,674,295)

Total Class K transactions	(3,589,673)	(4,870,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(45,284)	7,813,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,603,825)	27,227,566
NET ASSETS:
Beginning of period	174,957,839	147,730,273

End of period	$169,354,014	$174,957,839

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016	2015
Net asset value, beginning of period	$11.56		$10.21		$11.35		$9.97		$9.42	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.16		0.15		0.14	0.12
Net realized and unrealized gain (loss)	(0.34)		1.78		(0.85)		1.39		0.55	(0.32)

Total from investment operations	(0.37)		1.97		(0.69)		1.54		0.69	(0.20)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.19)		(0.16)		(0.14)	(0.12)
Distributions from net realized gains	—		(0.43)		(0.26)		—		—	(0.13)

Total dividends and distributions	—		(0.62)		(0.45)		(0.16)		(0.14)	(0.25)

Net asset value, end of period	$11.19		$11.56		$10.21		$11.35		$9.97	$9.42

Total return (b)	(3.20)%		19.47%		(6.15)%		15.41%		7.34%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,491		$123,872		$98,100		$103,688		$76,579	$69,065
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(j)	0.59%	0.60%
Before waivers (a)(f)	0.59%		0.59%		0.58%		0.59%		0.61%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		1.66%		1.44%		1.37%		1.48%	1.21%
Before waivers (a)(f)(x)	(0.55)%		1.65%		1.42%		1.34%		1.46%	1.20%
Portfolio turnover rate^	16	%(z)	16%		17%		14%		16%	22%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$11.55		$10.21		$11.35		$9.97		$9.41	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.19		0.17		0.17		0.15	0.14
Net realized and unrealized gain (loss)	(0.34)		1.80		(0.83)		1.39		0.58	(0.32)

Total from investment operations	(0.35)		1.99		(0.66)		1.56		0.73	(0.18)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.22)		(0.18)		(0.17)	(0.15)
Distributions from net realized gains	—		(0.43)		(0.26)		—		—	(0.13)

Total dividends and distributions	—		(0.65)		(0.48)		(0.18)		(0.17)	(0.28)

Net asset value, end of period	$11.20		$11.55		$10.21		$11.35		$9.97	$9.41

Total return (b)	(3.03)%		19.64%		(5.89)%		15.68%		7.73%	(1.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,863		$51,085		$49,630		$69,812		$59,651	$59,886
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(j)	0.34%	0.35%
Before waivers (a)(f)	0.34%		0.34%		0.33%		0.34%		0.36%	0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.27)%		1.73%		1.46%		1.59%		1.61%	1.43%
Before waivers (a)(f)(x)	(0.30)%		1.71%		1.44%		1.56%		1.59%	1.42%
Portfolio turnover rate^	16	%(z)	16%		17%		14%		16%	22%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	78.6%
Fixed Income	21.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Equity 500 Index Portfolio	35.8%
EQ/International Equity Index Portfolio	13.2
EQ/Small Company Index Portfolio	9.8
EQ/MFS International Growth Portfolio	7.5
EQ/Core Bond Index Portfolio	7.4
EQ/Emerging Markets Equity PLUS Portfolio	5.4
1290 VT High Yield Bond Portfolio	4.1
EQ/Quality Bond PLUS Portfolio	4.1
EQ/Global Bond PLUS Portfolio	3.3
EQ/PIMCO Ultra Short Bond Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class B
Actual	$1,000.00	$952.88	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.93
Class K
Actual	1,000.00	953.67	1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	1.68

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (78.7%)
EQ/American Century Mid Cap Value Portfolio‡	133,849	$2,581,513
EQ/BlackRock Basic Value Equity Portfolio‡	180,659	3,549,583
EQ/Emerging Markets Equity PLUS Portfolio‡	987,296	8,507,005
EQ/Equity 500 Index Portfolio‡	1,135,067	56,043,491
EQ/International Equity Index Portfolio‡	2,419,270	20,625,866
EQ/Janus Enterprise Portfolio‡	117,181	2,362,360
EQ/MFS International Growth Portfolio‡	1,499,077	11,716,468
EQ/Small Company Index Portfolio‡	1,609,617	15,337,240
Multimanager Aggressive Equity Portfolio‡	29,393	2,167,526

Total Equity		122,891,052

Fixed Income (21.4%)
1290 VT High Yield Bond Portfolio‡	683,182	6,379,396
EQ/Core Bond Index Portfolio‡	1,089,538	11,579,643
EQ/Global Bond PLUS Portfolio‡	536,657	5,216,361
EQ/PIMCO Ultra Short Bond Portfolio‡	399,619	3,948,585
EQ/Quality Bond PLUS Portfolio‡	695,428	6,368,970

Total Fixed Income		33,492,955

Total Investments in Securities (100.1%) (Cost $124,308,927)		156,384,007
Other Assets Less Liabilities (-0.1%)		(153,437)

Net Assets (100%)		$156,230,570

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	133,849	—	—	—	—	307,340	2,581,513	—	—
EQ/BlackRock Basic Value Equity Portfolio	180,659	4,181,765	323,242	(279,728)	(3,110)	(672,586)	3,549,583	—	—
EQ/Emerging Markets Equity PLUS Portfolio	987,296	8,750,154	1,844,458	(1,064,626)	13,747	(1,036,728)	8,507,005	—	—
EQ/Equity 500 Index Portfolio	1,135,067	62,883,907	2,909,183	(7,597,554)	342,388	(2,494,433)	56,043,491	—	—
EQ/International Equity Index Portfolio	2,419,270	21,781,690	2,941,349	(1,429,049)	(2,143)	(2,665,981)	20,625,866	—	—
EQ/Janus Enterprise Portfolio (ab)	117,181	—	—	—	—	386,429	2,362,360	—	—
EQ/MFS International Growth Portfolio	1,499,077	11,498,893	1,415,269	(754,558)	112	(443,248)	11,716,468	—	—
EQ/Small Company Index Portfolio	1,609,617	14,294,140	3,146,168	(723,882)	(157)	(1,379,029)	15,337,240	—	—
Multimanager Aggressive Equity Portfolio	29,393	2,198,053	181,824	(407,347)	(4,306)	199,302	2,167,526	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	1,521,656	777,510	(61,948)	(59)	(261,228)	—	—	61,416
Multimanager Mid Cap Value Portfolio (aa)	—	1,945,560	917,205	(30,974)	161	(557,779)	—	18,534	10,624
Fixed Income
1290 VT High Yield Bond Portfolio	683,182	5,895,341	1,282,836	(608,762)	(25,767)	(164,252)	6,379,396	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	1,089,538	12,476,626	2,566,690	(4,056,940)	44,625	548,642	11,579,643	—	—
EQ/Global Bond PLUS Portfolio	536,657	4,959,247	1,202,432	(1,129,796)	(404)	184,882	5,216,361	—	—
EQ/PIMCO Ultra Short Bond Portfolio	399,619	4,060,466	902,634	(1,010,279)	(21,177)	16,941	3,948,585	—	—
EQ/Quality Bond PLUS Portfolio	695,428	6,108,720	1,142,836	(1,219,763)	19,145	318,032	6,368,970	—	—

Total		162,556,218	21,553,636	(20,375,206)	363,055	(7,713,696)	156,384,007	18,534	72,040

*	Non-income producing.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,579,863 (at a cost of $2,274,173), representing 212,838 shares of Multimanager Mid Cap Value Portfolio and 133,849 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $2,487,628 (at a cost of $1,975,931), representing 222,787 shares of Multimanager Mid Cap Growth Portfolio and 117,181 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$156,384,007	$—	$156,384,007

Total Assets	$—	$156,384,007	$—	$156,384,007

Total Liabilities	$—	$—	$—	$—

Total	$—	$156,384,007	$—	$156,384,007

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,553,636
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,375,206

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,355,008
Aggregate gross unrealized depreciation	(2,391,018)

Net unrealized appreciation	$31,963,990

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,420,017

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $124,308,927)	$156,384,007
Cash	963,995
Receivable for Portfolio shares sold	18,433
Other assets	1,693

Total assets	157,368,128

LIABILITIES
Payable for securities purchased	902,915
Payable for Portfolio shares redeemed	117,207
Distribution fees payable – Class B	26,712
Administrative fees payable	16,192
Investment management fees payable	10,427
Trustees’ fees payable	457
Accrued expenses	63,648

Total liabilities	1,137,558

NET ASSETS	$156,230,570

Net assets were comprised of:
Paid in capital	$121,858,495
Total distributable earnings (loss)	34,372,075

Net assets	$156,230,570

Class B
Net asset value, offering and redemption price per share, $131,088,532 / 10,987,418 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

Class K
Net asset value, offering and redemption price per share, $25,142,038 / 2,105,304 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$18,534
Interest	450

Total income	18,984

EXPENSES
Distribution fees – Class B	154,099
Administrative fees	91,910
Investment management fees	74,524
Custodian fees	45,749
Professional fees	21,770
Printing and mailing expenses	19,413
Trustees’ fees	2,280
Miscellaneous	1,122

Gross expenses	410,867
Less: Waiver from investment manager	(8,122)

Net expenses	402,745

NET INVESTMENT INCOME (LOSS)	(383,761)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	363,055
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	72,040

Net realized gain (loss)	435,095

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(7,713,696)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,278,601)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,662,362)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(383,761)	$2,330,577
Net realized gain (loss)	435,095	3,226,419
Net change in unrealized appreciation (depreciation)	(7,713,696)	22,983,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,662,362)	28,540,091

Distributions to shareholders:
Class B	—	(5,101,890)
Class K	—	(1,319,319)

Total distributions to shareholders	—	(6,421,209)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,150,868 and 1,891,086 shares, respectively]	13,187,931	22,595,795
Capital shares issued in reinvestment of dividends and distributions [0 and 416,302 shares, respectively]	—	5,101,890
Capital shares repurchased [(670,500) and (736,572) shares, respectively]	(7,642,415)	(8,776,194)

Total Class B transactions	5,545,516	18,921,491

Class K
Capital shares sold [2 and 0# shares, respectively]	23	6
Capital shares issued in reinvestment of dividends and distributions [0 and 107,562 shares, respectively]	—	1,319,319
Capital shares repurchased [(354,335) and (359,269) shares, respectively]	(4,048,873)	(4,233,688)

Total Class K transactions	(4,048,850)	(2,914,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,496,666	16,007,128

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,165,696)	38,126,010
NET ASSETS:
Beginning of period	162,396,266	124,270,256

End of period	$156,230,570	$162,396,266

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.52		$10.67		$11.83		$10.18		$9.56	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.17		0.15		0.14	0.12
Net realized and unrealized gain (loss)	(0.56)		2.17		(1.01)		1.66		0.62	(0.32)

Total from investment operations	(0.59)		2.36		(0.84)		1.81		0.76	(0.20)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.18)		(0.16)		(0.14)	(0.13)
Distributions from net realized gains	—		(0.32)		(0.14)		—		—	(0.15)

Total dividends and distributions	—		(0.51)		(0.32)		(0.16)		(0.14)	(0.28)

Net asset value, end of period	$11.93		$12.52		$10.67		$11.83		$10.18	$9.56

Total return (b)	(4.71)%		22.28%		(7.14)%		17.78%		7.94%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,089		$131,599		$95,353		$93,665		$70,609	$61,678
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59	%(k)	0.59	%(k)	0.58	%(k)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	0.59%		0.60%		0.61%		0.62%		0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.56)%		1.61%		1.41%		1.31%		1.46%	1.24%
Before waivers and reimbursements (a)(f)(x)	(0.57)%		1.60%		1.39%		1.27%		1.40%	1.19%
Portfolio turnover rate^	13	%(z)	8%		12%		9%		10%	19%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.52		$10.67		$11.83		$10.18		$9.55	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.19		0.16		0.17		0.16	0.14
Net realized and unrealized gain (loss)	(0.56)		2.20		(0.97)		1.67		0.64	(0.33)

Total from investment operations	(0.58)		2.39		(0.81)		1.84		0.80	(0.19)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.21)		(0.19)		(0.17)	(0.15)
Distributions from net realized gains	—		(0.32)		(0.14)		—		—	(0.15)

Total dividends and distributions	—		(0.54)		(0.35)		(0.19)		(0.17)	(0.30)

Net asset value, end of period	$11.94		$12.52		$10.67		$11.83		$10.18	$9.55

Total return (b)	(4.63)%		22.57%		(6.88)%		18.05%		8.32%	(1.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,142		$30,798		$28,917		$36,972		$31,598	$28,494
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.34	%(k)	0.34	%(k)	0.33	%(k)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	0.34%		0.35%		0.35%		0.37%		0.40%	0.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.31)%		1.63%		1.38%		1.50%		1.67%	1.41%
Before waivers and reimbursements (a)(f)(x)	(0.32)%		1.63%		1.36%		1.46%		1.61%	1.36%
Portfolio turnover rate^	13	%(z)	8%		12%		9%		10%	19%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	88.5%
Fixed Income	11.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Equity 500 Index Portfolio	42.0%
EQ/International Equity Index Portfolio	14.4
EQ/Small Company Index Portfolio	10.6
EQ/MFS International Growth Portfolio	8.3
EQ/Emerging Markets Equity PLUS Portfolio	5.7
EQ/Core Bond Index Portfolio	3.7
EQ/BlackRock Basic Value Equity Portfolio	2.8
1290 VT High Yield Bond Portfolio	2.7
EQ/Quality Bond PLUS Portfolio	2.2
EQ/American Century Mid Cap Value Portfolio	1.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class B
Actual	$1,000.00	$938.68	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.97
Class K
Actual	1,000.00	940.20	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.16	1.72

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (88.5%)
EQ/American Century Mid Cap Value Portfolio‡	112,707	$2,173,741
EQ/BlackRock Basic Value Equity Portfolio‡	180,033	3,537,283
EQ/Emerging Markets Equity PLUS Portfolio‡	827,819	7,132,876
EQ/Equity 500 Index Portfolio‡	1,063,126	52,491,408
EQ/International Equity Index Portfolio‡	2,113,659	18,020,333
EQ/Janus Enterprise Portfolio‡	88,850	1,791,214
EQ/MFS International Growth Portfolio‡	1,322,211	10,334,119
EQ/Small Company Index Portfolio‡	1,392,259	13,266,143
Multimanager Aggressive Equity Portfolio‡	25,474	1,878,502

Total Equity		110,625,619

Fixed Income (11.5%)
1290 VT High Yield Bond Portfolio‡	354,860	3,313,607
EQ/Core Bond Index Portfolio‡	441,005	4,687,015
EQ/Global Bond PLUS Portfolio‡	209,664	2,037,956
EQ/PIMCO Ultra Short Bond Portfolio‡	165,436	1,634,652
EQ/Quality Bond PLUS Portfolio‡	296,292	2,713,541

Total Fixed Income		14,386,771

Total Investments in Securities (100.0%) (Cost $100,938,751)		125,012,390
Other Assets Less Liabilities (0.0%)		(2,813)

Net Assets (100%)		$125,009,577

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	112,707	—	—	—	—	217,240	2,173,741	—	—
EQ/BlackRock Basic Value Equity Portfolio	180,033	4,070,401	276,925	(147,290)	(93)	(662,660)	3,537,283	—	—
EQ/Emerging Markets Equity PLUS Portfolio	827,819	7,579,970	940,954	(377,939)	482	(1,010,591)	7,132,876	—	—
EQ/Equity 500 Index Portfolio	1,063,126	56,363,686	2,606,359	(4,646,261)	(36,228)	(1,796,148)	52,491,408	—	—
EQ/International Equity Index Portfolio	2,113,659	19,389,266	1,687,385	(519,848)	(3)	(2,536,467)	18,020,333	—	—
EQ/Janus Enterprise Portfolio (ab)	88,850	—	—	—	—	232,028	1,791,214	—	—
EQ/MFS International Growth Portfolio	1,322,211	10,110,607	943,272	(277,252)	35	(442,543)	10,334,119	—	—
EQ/Small Company Index Portfolio	1,392,259	12,472,102	2,503,446	(386,148)	(224)	(1,323,033)	13,266,143	—	—
Multimanager Aggressive Equity Portfolio	25,474	1,915,359	195,478	(403,970)	(2,182)	173,817	1,878,502	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	1,134,925	573,871	(12,640)	— #	(136,970)	—	—	46,567
Multimanager Mid Cap Value Portfolio (aa)	—	1,875,378	603,421	(8,427)	81	(513,952)	—	15,606	8,946
Fixed Income
1290 VT High Yield Bond Portfolio	354,860	3,050,749	551,608	(189,977)	(7,374)	(91,399)	3,313,607	—	—
EQ/Core Bond Index Portfolio	441,005	5,253,839	971,926	(1,787,290)	13,973	234,567	4,687,015	—	—
EQ/Global Bond PLUS Portfolio	209,664	1,902,333	487,739	(421,985)	194	69,675	2,037,956	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	165,436	1,679,227	349,028	(390,649)	(8,921)	5,967	1,634,652	—	—
EQ/Quality Bond PLUS Portfolio	296,292	2,568,153	451,607	(451,977)	5,788	139,970	2,713,541	—	—

Total		129,365,995	13,143,019	(10,021,653)	(34,472)	(7,440,499)	125,012,390	15,606	55,513

*	Non-income producing.
#	Amount represents less than $0.50.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,172,352 (at a cost of $1,956,501), representing 179,218 shares of Multimanager Mid Cap Value Portfolio and 112,707 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,886,195 (at a cost of $1,559,186), representing 168,924 shares of Multimanager Mid Cap Growth Portfolio and 88,850 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$125,012,390	$—	$125,012,390

Total Assets	$—	$125,012,390	$—	$125,012,390

Total Liabilities	$—	$—	$—	$—

Total	$—	$125,012,390	$—	$125,012,390

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,143,019
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,021,653

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,759,555
Aggregate gross unrealized depreciation	(2,718,733)

Net unrealized appreciation	$24,040,822

Federal income tax cost of investments in securities and derivative instruments, if applicable	$100,971,568

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $100,938,751)	$125,012,390
Cash	170,617
Receivable for Portfolio shares sold	86,815
Other assets	1,373

Total assets	125,271,195

LIABILITIES
Payable for securities purchased	124,741
Payable for Portfolio shares redeemed	29,756
Distribution fees payable – Class B	23,228
Administrative fees payable	13,000
Investment management fees payable	6,943
Trustees’ fees payable	294
Accrued expenses	63,656

Total liabilities	261,618

NET ASSETS	$125,009,577

Net assets were comprised of:
Paid in capital	$99,263,519
Total distributable earnings (loss)	25,746,058

Net assets	$125,009,577

Class B
Net asset value, offering and redemption price per share, $113,909,309 / 9,538,015 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

Class K
Net asset value, offering and redemption price per share, $11,100,268 / 929,041 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$15,606
Interest	361

Total income	15,967

EXPENSES
Distribution fees – Class B	133,905
Administrative fees	73,734
Investment management fees	59,783
Custodian fees	45,749
Professional fees	21,220
Printing and mailing expenses	17,631
Trustees’ fees	1,826
Miscellaneous	825

Gross expenses	354,673
Less: Waiver from investment manager	(16,981)

Net expenses	337,692

NET INVESTMENT INCOME (LOSS)	(321,725)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(34,472)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	55,513

Net realized gain (loss)	21,041

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(7,440,499)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,419,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,741,183)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(321,725)	$1,771,973
Net realized gain (loss)	21,041	2,737,511
Net change in unrealized appreciation (depreciation)	(7,440,499)	19,735,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,741,183)	24,245,481

Distributions to shareholders:
Class B	—	(4,689,917)
Class K	—	(655,169)

Total distributions to shareholders	—	(5,345,086)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [907,016 and 1,446,521 shares, respectively]	10,388,322	17,438,528
Capital shares issued in reinvestment of dividends and distributions [0 and 378,598 shares, respectively]	—	4,689,917
Capital shares repurchased [(405,027) and (509,290) shares, respectively]	(4,665,064)	(6,125,793)

Total Class B transactions	5,723,258	16,002,652

Class K
Capital shares sold [1 and 0 shares, respectively]	12	—
Capital shares issued in reinvestment of dividends and distributions [0 and 52,877 shares, respectively]	—	655,169
Capital shares repurchased [(205,063) and (192,295) shares, respectively]	(2,313,077)	(2,320,164)

Total Class K transactions	(2,313,065)	(1,664,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,410,193	14,337,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,330,990)	33,238,052
NET ASSETS:
Beginning of period	129,340,567	96,102,515

End of period	$125,009,577	$129,340,567

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class B			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.72		$10.69		$11.93		$10.10		$9.42	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.19		0.16		0.14		0.14	0.13
Net realized and unrealized gain (loss)	(0.75)		2.39		(1.10)		1.85	†	0.68 †	(0.34)†

Total from investment operations	(0.78)		2.58		(0.94)		1.99		0.82	(0.21)

Less distributions:
Dividends from net investment income	—		(0.19)		(0.18)		(0.16)		(0.14)	(0.13)
Distributions from net realized gains	—		(0.36)		(0.12)		—		—	(0.17)

Total dividends and distributions	—		(0.55)		(0.30)		(0.16)		(0.14)	(0.30)

Net asset value, end of period	$11.94		$12.72		$10.69		$11.93		$10.10	$9.42

Total return (b)	(6.13)%		24.32%		(7.97)%		19.71%		8.65%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,909		$114,928		$82,506		$82,083		$61,361	$51,847
Ratio of expenses to average net assets:
After waivers (a)(f)	0.59	%(j)	0.60	%(k)	0.59	%(k)	0.58	%(k)	0.59%	0.60%
Before waivers (a)(f)	0.62%		0.62%		0.64%		0.66%		0.70%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.56)%		1.56%		1.34%		1.29%		1.45%	1.29%
Before waivers (a)(f)(x)	(0.59)%		1.53%		1.29%		1.22%		1.35%	1.16%
Portfolio turnover rate^	8	%(z)	6%		8%		8%		6%	16%

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Class K			2019		2018		2017		2016	2015
Net asset value, beginning of period	$12.71		$10.68		$11.92		$10.09		$9.41	$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.19		0.16		0.16		0.16	0.15
Net realized and unrealized gain (loss).	(0.74)		2.42		(1.07)		1.86	†	0.68 †	(0.34)†

Total from investment operations	(0.76)		2.61		(0.91)		2.02		0.84	(0.19)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.21)		(0.19)		(0.16)	(0.15)
Distributions from net realized gains	—		(0.36)		(0.12)		—		—	(0.17)

Total dividends and distributions	—		(0.58)		(0.33)		(0.19)		(0.16)	(0.32)

Net asset value, end of period	$11.95		$12.71		$10.68		$11.92		$10.09	$9.41

Total return (b)	(5.98)%		24.62%		(7.71)%		20.00%		8.93%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,100		$14,413		$13,597		$17,270		$14,100	$12,059
Ratio of expenses to average net assets:
After waivers (a)(f)	0.34	%(j)	0.35	%(k)	0.34	%(k)	0.34	%(k)	0.34%	0.35%
Before waivers (a)(f)	0.37%		0.37%		0.39%		0.41%		0.45%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		1.56%		1.35%		1.47%		1.65%	1.47%
Before waivers (a)(f)(x)	(0.34)%		1.54%		1.30%		1.40%		1.55%	1.34%
Portfolio turnover rate^	8	%(z)	6%		8%		8%		6%	16%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2020
Equity	98.8%
Fixed Income	1.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2020
EQ/Equity 500 Index Portfolio	44.2%
EQ/International Equity Index Portfolio	14.8
EQ/Small Company Index Portfolio	13.6
EQ/MFS International Growth Portfolio	11.2
EQ/Emerging Markets Equity PLUS Portfolio	6.0
EQ/BlackRock Basic Value Equity Portfolio	4.5
Multimanager Aggressive Equity Portfolio	3.3
EQ/Core Bond Index Portfolio	0.8
EQ/American Century Mid Cap Value Portfolio	0.8
EQ/Janus Enterprise Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20
Class B
Actual	$1,000.00	$926.37	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.97
Class K
Actual	1,000.00	927.95	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.16	1.72

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (98.8%)
EQ/American Century Mid Cap Value Portfolio‡	13,827	$266,669
EQ/BlackRock Basic Value Equity Portfolio‡	79,733	1,566,597
EQ/Emerging Markets Equity PLUS Portfolio‡	242,265	2,087,465
EQ/Equity 500 Index Portfolio‡	313,059	15,457,150
EQ/International Equity Index Portfolio‡	608,668	5,189,297
EQ/Janus Enterprise Portfolio‡	7,631	153,845
EQ/MFS International Growth Portfolio‡	502,457	3,927,093
EQ/Small Company Index Portfolio‡	499,834	4,762,668
Multimanager Aggressive Equity Portfolio‡	15,407	1,136,197

Total Equity		34,546,981

Fixed Income (1.2%)
1290 VT High Yield Bond Portfolio‡	15,229	142,203
EQ/Core Bond Index Portfolio‡	26,305	279,573

Total Fixed Income		421,776

Total Investments in Securities (100.0%) (Cost $33,512,224)		34,968,757
Other Assets Less Liabilities (0.0%)		(4,016)

Net Assets (100%)		$34,964,741

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	13,827	—	—	—	—	(65,523)	266,669	—	—
EQ/BlackRock Basic Value Equity Portfolio	79,733	1,524,604	328,951	(32,069)	(323)	(254,566)	1,566,597	—	—
EQ/Emerging Markets Equity PLUS Portfolio	242,265	1,979,169	468,759	(87,899)	42	(272,606)	2,087,465	—	—
EQ/Equity 500 Index Portfolio	313,059	14,362,891	2,601,696	(1,028,635)	302	(479,104)	15,457,150	—	—
EQ/International Equity Index Portfolio	608,668	4,791,379	1,136,851	(96,206)	(847)	(641,880)	5,189,297	—	—
EQ/Janus Enterprise Portfolio (ab)	7,631	—	—	—	—	4,207	153,845	—	—
EQ/MFS International Growth Portfolio	502,457	3,546,954	598,091	(58,307)	(47)	(159,598)	3,927,093	—	—
EQ/Small Company Index Portfolio	499,834	3,701,105	1,473,599	(76,495)	(1,201)	(334,340)	4,762,668	—	—
Multimanager Aggressive Equity Portfolio	15,407	1,089,031	239,236	(283,323)	(17)	91,270	1,136,197	—	—
Multimanager Mid Cap Growth Portfolio* (ab)	—	130,603	26,517	(2,450)	(3)	(5,029)	—	—	4,000
Multimanager Mid Cap Value Portfolio (aa)	—	320,781	14,271	(1,226)	(13)	(1,621)	—	1,914	1,097
Fixed Income
1290 VT High Yield Bond Portfolio	15,229	—	140,000	—	—	2,203	142,203	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2020, were as follows:

Security Description	Shares at June 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	26,305	221,114	94,952	(51,459)	—	#	14,966	279,573	—	—

Total		31,667,631	7,122,923	(1,718,069)	(2,107)		(2,101,621)	34,968,757	1,914	5,097

*	Non-income producing.
#	Amount represents less than $0.50.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $266,499 (at a cost of $332,192), representing 21,987 shares of Multimanager Mid Cap Value Portfolio and 13,827 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $162,003 (at a cost of $149,638), representing 14,510 shares of Multimanager Mid Cap Growth Portfolio and 7,631 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$34,968,757	$—	$34,968,757

Total Assets	$—	$34,968,757	$—	$34,968,757

Total Liabilities	$—	$—	$—	$—

Total	$—	$34,968,757	$—	$34,968,757

The Portfolio held no derivatives contracts during the six months ended June 30, 2020.

Investment security transactions for the six months ended June 30, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,122,923
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,718,069

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,760,457
Aggregate gross unrealized depreciation	(1,367,725)

Net unrealized appreciation	$1,392,732

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,576,025

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $33,512,224)	$34,968,757
Cash	71,342
Receivable for Portfolio shares sold	36,306
Receivable from investment manager	894
Other assets	441

Total assets	35,077,740

LIABILITIES
Payable for securities purchased	65,120
Distribution fees payable – Class B	6,944
Payable for Portfolio shares redeemed	1,089
Accrued expenses	39,846

Total liabilities	112,999

NET ASSETS	$34,964,741

Net assets were comprised of:
Paid in capital	$35,088,584
Total distributable earnings (loss)	(123,843)

Net assets	$34,964,741

Class B
Net asset value, offering and redemption price per share, $34,456,829 / 2,944,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

Class K
Net asset value, offering and redemption price per share, $507,912 / 43,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,914
Interest	245

Total income	2,159

EXPENSES
Distribution fees – Class B	37,969
Custodian fees	29,835
Professional fees	19,562
Administrative fees	19,126
Investment management fees	15,498
Printing and mailing expenses	12,257
Trustees’ fees	467
Miscellaneous	264

Gross expenses	134,978
Less: Waiver from investment manager	(34,624)
Reimbursement from investment manager	(9,485)

Net expenses	90,869

NET INVESTMENT INCOME (LOSS)	(88,710)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(2,107)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	5,097

Net realized gain (loss)	2,990

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(2,101,621)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,098,631)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,187,341)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(88,710)	$380,322
Net realized gain (loss)	2,990	820,316
Net change in unrealized appreciation (depreciation)	(2,101,621)	5,073,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,187,341)	6,273,810

Distributions to shareholders:
Class B	—	(405,552)
Class K	—	(13,265)

Total distributions to shareholders	—	(418,817)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [642,255 and 1,021,731 shares, respectively]	7,217,476	11,897,477
Capital shares issued in reinvestment of dividends [0 and 32,213 shares, respectively]	—	405,552
Capital shares repurchased [(137,697) and (155,127) shares, respectively]	(1,514,058)	(1,805,908)

Total Class B transactions	5,703,418	10,497,121

Class K
Capital shares issued in reinvestment of dividends [0 and 1,054 shares, respectively]	—	13,265
Capital shares repurchased [(24,127) and (578,775) shares, respectively]	(217,910)	(6,771,381)

Total Class K transactions	(217,910)	(6,758,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,485,508	3,739,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,298,167	9,593,998
NET ASSETS:
Beginning of period	31,666,574	22,072,576

End of period	$34,964,741	$31,666,574

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,							May 1, 2015* to December 31, 2015
Class B			2019		2018		2017		2016
Net asset value, beginning of period	$12.63		$10.10		$11.25		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.20		0.18		0.17		0.24	0.28
Net realized and unrealized gain (loss)	(0.90)		2.50		(1.16)		1.87		0.63 †	(0.90)

Total from investment operations	(0.93)		2.70		(0.98)		2.04		0.87	(0.62)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.17)		(0.15)		(0.11)	(0.13)
Distributions from net realized gains	—		—		—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.17)		(0.17)		(0.15)		(0.75)	(0.14)

Net asset value, end of period	$11.70		$12.63		$10.10		$11.25		$9.36	$9.24

Total return (b)	(7.36)%		26.75%		(8.74)%		21.78%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,457		$30,814		$15,557		$9,334		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.59	%(k)	0.58	%(k)	0.57	%(k)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	0.88%		0.88%		1.06%		1.41%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		1.68%		1.57%		1.64%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.86)%		1.39%		1.10%		0.79%		1.10%	4.13	%(l)
Portfolio turnover rate^	5	%(z)	28%		4%		5%		33%	1	%(z)

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,							May 1, 2015* to December 31, 2015
Class K			2019		2018		2017		2016
Net asset value, beginning of period	$12.63		$10.10		$11.26		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		(0.01)		0.16		0.15		0.07	0.14
Net realized and unrealized gain (loss)	(0.89)		2.74		(1.13)		1.92		0.82 †	(0.74)

Total from investment operations	(0.91)		2.73		(0.97)		2.07		0.89	(0.60)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.19)		(0.17)		(0.13)	(0.15)
Distributions from net realized gains	—		—		—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.20)		(0.19)		(0.17)		(0.77)	(0.16)

Net asset value, end of period	$11.72		$12.63		$10.10		$11.26		$9.36	$9.24

Total return (b)	(7.21)%		27.03%		(8.57)%		22.17%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$508		$852		$6,515		$7,111		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.34	%(k)	0.33	%(k)	0.32	%(k)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	0.62%		0.63%		0.80%		1.15%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.33)%		(0.07)%		1.36%		1.45%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.61)%		(0.37)%		0.89%		0.62%		(0.09)%	1.95	%(l)
Portfolio turnover rate^	5	%(z)	28%		4%		5%		33%	1	%(z)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”) (formerly, AXA Premier VIP Trust), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) (formerly, AXA Equitable Funds Management Group, LLC), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”) (formerly, AXA Equitable Life Insurance Company).

During the period September 23, 2019 to October 11, 2019, EIM redeemed seed capital out of the Target 2055 Allocation Portfolio totaling $131,071 and $6,704,202 for Class B and Class K, respectively.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by EIM. For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub-Adviser”).1 Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

[1]

Effective May 1, 2020, the EQ/Core Plus Bond Portfolio, formerly known as the CharterSM Multi-Sector Bond Portfolio, changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the six months ended June 30, 2020, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2020 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2020, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2019, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to realized gain/loss for conversion transaction (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation) and capital loss carryover (EQ/Core Plus Bond and Target 2055 Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2019 and December 31, 2018 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2019 are presented in the following table:

	Year Ended December 31, 2019		As of December 31, 2019		Year Ended December 31, 2018
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$18,269,830	$20,315,053	$812,740	$11,492,743	$16,954,911	$25,711,509
EQ/Conservative-Plus Allocation	21,375,576	42,181,714	401,244	24,242,589	19,963,265	50,984,319
EQ/Moderate Allocation	126,573,887	322,417,542	2,459,543	170,537,551	125,234,264	287,641,625
EQ/Moderate-Plus Allocation	153,557,232	512,390,250	2,802,526	305,943,880	156,153,118	429,755,609
EQ/Aggressive Allocation	56,714,906	245,612,193	1,286,395	137,790,257	58,108,048	184,107,625
EQ/Core Plus Bond	3,686,884	—	20,052	—	4,077,473	—
Target 2015 Allocation	883,402	1,966,278	20,975	864,606	928,437	3,404,704
Target 2025 Allocation	2,978,942	6,212,665	1,796	2,690,833	2,972,733	3,342,028
Target 2035 Allocation	2,627,302	3,793,907	106,209	2,251,483	2,330,822	1,395,083
Target 2045 Allocation	1,974,849	3,370,237	6,082	2,000,490	1,662,067	967,121
Target 2055 Allocation	412,636	6,181	—	107,241	366,196	—

There was no Return of Capital for 2018 or 2019.

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A portion of Target 2055 Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2019 as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$59,905	$—	$489,050	$722,676
Target 2055 Allocation	482,367	197,646	1,538,096	—

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such

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contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and

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between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2020, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. It is expected that LIBOR will be discontinued at the end of 2021. Financial industry groups have begun planning for a transition to the use of a different benchmark, but the transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

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June 30, 2020 (Unaudited)

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely effect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail

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June 30, 2020 (Unaudited)

secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the six months ended June 30, 2020, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

Prior to May 1, 2020, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for the following Portfolio, calculated daily and payable monthly as follows:

Portfolio:	Management Fee
EQ/Core Plus Bond	0.150% of average daily net assets

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub-Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (formerly, AXA Distributors, LLC). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2020, the three trusts in the complex reimbursed EIM for $248,900 of the Chief Compliance Officer’s compensation, including $34,214 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. EIM may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays EIM, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio.

For purposes of calculating the asset-based administration fee, the assets of the EQ Allocation Portfolios, Target Allocation Portfolios and EQ/Core Plus Bond Portfolio are aggregated with certain portfolios of EQAT which are also managed by EIM.

The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0800% thereafter.

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Pursuant to a sub-administration arrangement with EIM, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of EIM.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”), a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2021 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, EIM has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.95	0.95	0.70
Target 2015 Allocation	1.10	1.10	0.85
Target 2025 Allocation	1.10	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85

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	Maximum Annual Operating Expense Limit
Portfolios:	Class A+		Class B+	Class K
Target 2045 Allocation	N/A	%	1.10%	0.85%
Target 2055 Allocation	N/A		1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

Prior to May 1, 2020, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Core Plus Bond	1.10%	1.10%	0.85%

+	Includes amounts payable pursuant to Rule 12b-1.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2020, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2020	2021	2022	2023	Total Eligible For Recoupment
EQ/Conservative Allocation	$393,882	$582,315	$369,200	$211,596	$1,556,993
EQ/Core Plus Bond	79,368	152,328	120,832	167,531	520,059
Target 2015 Allocation	57,533	110,428	118,455	63,020	349,436
Target 2025 Allocation	26,370	31,136	20,657	22,818	100,981
Target 2035 Allocation	25,296	26,227	5,100	11,006	67,629
Target 2045 Allocation	33,024	46,513	26,774	17,233	123,544
Target 2055 Allocation	62,215	96,196	83,164	44,109	285,684

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by EIM, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five-to twenty-year period as elected by such Former Trustee. At June 30, 2020, the total amount deferred by the Former Trustees participating in the Plan was $476,230.

Note 8	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2020.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	11.77%	8.59%	37.57%	26.43%	4.31%
1290 VT Equity Income	1.68	2.81	17.27	26.96	14.65
1290 VT GAMCO Small Company Value	0.08	0.36	3.29	6.55	2.55
1290 VT High Yield Bond	6.84	5.59	26.94	18.65	2.21
1290 VT Micro Cap	1.05	3.27	26.32	47.25	20.76
1290 VT Small Cap Value	—	1.94	16.75	27.75	9.33
ATM Large Cap Managed Volatility	2.55	4.26	26.68	43.27	23.24
ATM Mid Cap Managed Volatility	5.94	9.61	31.34	34.59	18.52
ATM Small Cap Managed Volatility	0.51	2.76	26.66	49.51	20.56
ATM International Managed Volatility	1.29	3.34	29.60	44.48	21.28
EQ/AB Small Cap Growth	0.16	0.74	7.47	16.89	5.56
EQ/American Century Mid Cap Value	0.57	0.91	5.31	6.49	1.85
EQ/BlackRock Basic Value Equity	0.50	0.90	5.74	9.88	5.74
EQ/Core Bond Index	3.28	2.47	12.10	8.60	0.96
EQ/Franklin Small Cap Value Managed Volatility	—	1.56	16.98	29.94	13.84
EQ/Global Bond PLUS	8.77	6.76	32.50	4.78	—
EQ/Global Equity Managed Volatility	0.38	0.98	8.75	14.58	6.82
EQ/Intermediate Government Bond	3.85	2.94	14.29	10.19	1.12
EQ/International Core Managed Volatility	0.32	0.95	8.30	12.89	5.41
EQ/International Equity Index	0.05	0.13	0.86	1.26	1.10
EQ/International Value Managed Volatility	0.58	1.49	12.83	17.71	8.98
EQ/Janus Enterprise	0.43	0.87	1.88	2.90	1.05
EQ/JPMorgan Value Opportunities	1.32	2.19	13.64	21.59	8.61
EQ/Large Cap Core Managed Volatility	0.75	1.27	8.75	14.68	7.84
EQ/Large Cap Growth Index	0.08	0.12	0.52	1.02	0.38
EQ/Large Cap Growth Managed Volatility	0.20	0.36	2.35	3.63	2.40
EQ/Large Cap Value Managed Volatility	0.21	0.51	3.61	5.88	3.34
EQ/Loomis Sayles Growth	0.99	1.51	9.49	15.31	9.74
EQ/MFS International Growth	0.77	2.00	17.85	27.65	13.29

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Morgan Stanley Small Cap Growth	0.57%	2.02%	17.32%	34.98%	16.12%
EQ/PIMCO Ultra Short Bond	10.09	7.89	37.57	25.81	2.51
EQ/Quality Bond PLUS	2.27	2.36	11.29	7.44	0.90
EQ/T. Rowe Price Growth Stock	0.21	0.33	2.09	3.22	1.07
Multimanager Core Bond	6.33	6.44	30.72	21.44	2.18

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.95%	5.53%	3.28%	1.70%	0.07%
EQ/American Century Mid Cap Value	0.25	1.01	0.58	0.48	0.06
EQ/BlackRock Basic Value Equity	0.07	0.28	0.26	0.26	0.12
EQ/Core Bond Index	0.13	0.29	0.16	0.06	—	#
EQ/Emerging Markets Equity PLUS	2.29	13.80	14.16	11.87	3.47
EQ/Equity 500 Index	0.13	0.74	0.91	0.86	0.25
EQ/Global Bond PLUS	1.51	3.66	2.02	0.79	—
EQ/International Equity Index	0.21	1.36	1.50	1.31	0.38
EQ/Janus Enterprise	0.09	0.32	0.19	0.15	0.01
EQ/MFS International Growth	0.16	0.85	0.99	0.88	0.33
EQ/PIMCO Ultra Short Bond	0.24	0.58	0.31	0.13	—
EQ/Quality Bond PLUS	0.34	0.79	0.43	0.19	—
EQ/Small Company Index	0.12	1.03	1.47	1.27	0.46
Multimanager Aggressive Equity	0.05	0.21	0.16	0.13	0.08

#	Percentage of ownership is less than 0.005%.

Note 9	Substitution, Reorganization, Restructuring and In-Kind Transactions

The following transactions occurred during 2020:

Effective May 1, 2020, the CharterSM Multi-Sector Bond Portfolio changed its name to EQ/Core Plus Bond Portfolio. The Portfolio changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy. Each investment sub-adviser invests its allocated portion of the Portfolio’s assets directly in debt securities of various companies and other issuers according to its investment strategy, rather than the Portfolio investing in underlying funds that invest in debt securities.

After the close of business on June 12, 2020, EQ/Conservative Allocation Portfolio acquired the net assets of the CharterSM Conservative Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Conservative Allocation Portfolio issuing 4,860,250 Class B shares (valued at $46,435,759) in exchange for 4,664,634 Class B shares of the CharterSM Conservative Portfolio.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

Cash in the amount of $46,482,317 held by CharterSM Conservative Portfolio was the principal asset acquired by EQ/Conservative Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Conservative Allocation Portfolio were recorded at fair value. CharterSM Conservative Portfolio’s net assets at the merger date of $46,435,759 were combined with those of EQ/Conservative Allocation Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Conservative Allocation Portfolio, pro forma results of operations for the six months ended June 30, 2020 would include net investment loss of $(1,843,843) and net realized and unrealized gain of $23,951,856, resulting in an increase in net assets from operations of 22,108,013. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Conservative Portfolio that have been included in EQ/Conservative Allocation Portfolio’s Statement of Operations since the merger date, June 12, 2020. Prior to the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,041,823,365. Immediately after the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,088,259,124.

Note  10 COVID-19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

Note 11	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2020, the date of these financial statements, through the date these financial statements were issued. There were no subsequent events to report.

Note  12 Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) has been consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune-defined compensation plans (“Retirees”) around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation). The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios.

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree lawsuits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision. The Second Circuit denied the motion for rehearing on February 6, 2020.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2020 (Unaudited)

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group’s opposition brief was filed on April 6, 2020. The Litigation Trust’s reply was filed on April 27, 2020.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statements.

LIQUIDITY RISK PROGRAM (UNAUDITED)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 21-22, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

EQ PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2020 (UNAUDITED)

At a meeting held on June 16-18, 2020 (the “June 2020 Meeting”)1, the Board of Trustees (the “Board”) of EQ Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (formerly known as AXA Equitable Funds Management Group, LLC) (the “Adviser”), which serves as the Trust’s investment adviser, and Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”) with respect to EQ/Core Plus Bond Portfolio (the “Portfolio”).

The Sub-Adviser is a subsidiary of Legg Mason, Inc. (“Legg Mason”). In February 2020, Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton, announced that it had entered into an agreement with Legg Mason whereby Franklin Templeton would acquire Legg Mason in a transaction targeted to close in the third calendar quarter of 2020 (the “Acquisition”). Upon the closing of the Acquisition, Legg Mason would become a direct, wholly-owned subsidiary of Franklin Templeton, and each subsidiary of Legg Mason, including the Sub-Adviser, would become an indirect subsidiary of Franklin Templeton. At the time of the June 2020 Meeting, the Sub-Adviser was serving as investment sub-adviser for an allocated portion of the Portfolio pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated May 1, 2020 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the June 2020 Meeting, the Board considered whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

In this regard, the Board noted that it had considered and approved the Existing Agreement at a meeting held on December 4-5, 2019 (the “December 2019 Meeting”), in connection with the Portfolio’s restructuring from a bond fund of funds to a multi-advised fund that primarily invests directly in debt securities and other instruments. At the December 2019 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the approval of the Existing Agreement was in the best interests of the Portfolio and its investors and that the sub-advisory fee rate set forth in the Existing Agreement was fair and reasonable. In reaching its decision to approve the Existing Agreement, the Board considered the overall fairness of the Existing Agreement and whether the Existing Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Existing Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Existing Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its approval of the Replacement Agreement at the June 2020 Meeting, the Board considered its conclusions in connection with its approval of the Existing Agreement at the December 2019

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Meeting. In connection with its deliberations at the June 2020 Meeting, the Board also took into account information prepared by the Adviser, the Sub-Adviser, and Franklin Templeton, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting.2 The information provided to the Trustees described, among other things, the services provided by the Sub-Adviser, as well as the Sub-Adviser’s investment personnel, sub-advisory fee, performance information, and other matters, including the impact of the coronavirus outbreak on the Sub-Adviser’s operations and its ability to provide services to the Portfolio. The Board also requested and evaluated information relating to the potential impact of the change of control on the Portfolio and its investment processes, and on the operations, personnel, organizational structure, and financial and other resources of the Sub-Adviser. In this regard, the Board noted Franklin Templeton’s representations that the Acquisition is structured to preserve the autonomy of Legg Mason’s affiliates, thereby ensuring the continuity of Legg Mason’s investment philosophies, processes and global brands, and that it had put into place long-term retention arrangements for investment affiliate personnel. The Board also considered the Sub-Adviser’s (together with Franklin Templeton’s) representations that (i) the resources available for servicing the Portfolio would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Portfolio; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolio immediately prior to the change of control would continue to manage the Portfolio after the change of control, although the Board recognized that personnel changes may occur in the future in the ordinary course; (vi) the investment processes of the Portfolio are not expected to change as a result of the change of control; (v) the sub-advisory fee that the Sub-Adviser would receive under the Replacement Agreement would be based on the same fee rate schedule in effect under the Existing Agreement; (vi) the change of control is not expected to have a material impact on the Sub-Adviser’s compliance program; (vii) the Sub-Adviser’s principal business activities would not be affected by the change of control, and therefore, any fall-out benefits were expected to remain after the change of control; and (viii) the Sub-Adviser’s management structure is not expected to change after the change of control. In this regard, the Board also noted that the terms of the Replacement Agreement are identical to the terms of the Existing Agreement, except as to the effective date. The Board also noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement.

During the June 2020 meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Replacement Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Replacement Agreement.

At the June 2020 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the Portfolio and its investors for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

[2]

The Trust is an affiliated investment company of 1290 Funds and EQ Advisors Trust, which are also managed by the Adviser, and all of the Board members also currently serve on the Boards of Trustees of 1290 Funds and EQ Advisors Trust. The Board also took into account information, including information relating to the Sub-Adviser and certain Franklin Templeton affiliates that serve as investment sub-advisers for portfolios (or allocated portions thereof) of EQ Advisors Trust, provided to the Trustees, including in their capacities as Trustees of 1290 Funds and EQ Advisors Trust, at prior Board meetings.

SHAREHOLDER MEETING VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on April 10, 2020, shareholders of the EQ/Core Plus Bond Portfolio (formerly, CharterSM Multi-Sector Bond Portfolio), a series of the Trust, approved an amended Investment Advisory Agreement between the Trust and the Adviser with respect to the Portfolio. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
37,825,658.951	3,685,625.965	4,051,885.059

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the CharterSM Aggressive Growth Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/All Asset Growth Allocation Portfolio (formerly, All Asset Growth-Alt 20 Portfolio), a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
1,278,353.273	0	7,489.962

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the CharterSM Growth Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/All Asset Growth Allocation Portfolio (formerly, All Asset Growth-Alt 20 Portfolio), a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
2,390,637.347	37,564.424	32,934.616

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the CharterSM Moderate Growth Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/All Asset Growth Allocation Portfolio (formerly, All Asset Growth-Alt 20 Portfolio), a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
3,200,100.714	0	61,295.192

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the CharterSM Moderate Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/All Asset Growth Allocation Portfolio (formerly, All Asset Growth-Alt 20 Portfolio), a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
2,771,123.734	7,110.637	917,361.223

At a Special Meeting of Shareholders held on May 22, 2020, shareholders of the CharterSM Conservative Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Conservative Allocation Portfolio, also a series of the Trust. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
3,458,492.503	405,045.448	192,789.877

At a Special Meeting of Shareholders held May 22, 2020, shareholders of the CharterSM Small Cap Growth Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the EQ/Morgan Stanley Small Cap Growth Portfolio, a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
6,660,535.079	458,817.794	560,353.147

At a Special Meeting of Shareholders held May 22, 2020, shareholders of the CharterSM Small Cap Value Portfolio, a series of the Trust, approved the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Portfolio into the 1290 VT Small Cap Value Portfolio, a series of EQAT. The results of the shareholder vote are as follows:

Votes For	Votes Against	Abstain
7,750,010.051	396,315.332	603,161.487

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2020

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 27, 2020